Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
May 31, 2026
IGB-NPRT3-0726
1.804978.122
Asset-Backed Securities - 9.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(j)	7,178,000	7,186,506
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(j)	2,794,000	2,799,996
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(j)	9,803,000	9,803,108
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(j)	7,440,000	7,449,300
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(j)	8,010,000	8,024,298
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(j)	8,593,000	8,598,955
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(j)	7,105,000	7,105,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(j)	8,359,000	8,372,717
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(j)	13,257,000	13,276,117
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(j)	7,281,000	7,307,306
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(j)	7,423,000	7,437,779
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(j)	6,159,000	6,159,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(j)	9,366,000	9,349,469
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(j)	6,993,000	6,993,000
TOTAL BAILIWICK OF JERSEY		109,862,551
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(j)	5,687,000	5,689,002
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	246,425	247,328
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (j)	620,000	624,270
TOTAL CANADA		871,598
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (b)(c)(j)	4,187,000	4,187,000
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(j)	7,363,000	7,363,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(j)	7,525,000	7,537,687
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(j)	14,203,000	14,226,989
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(j)	7,959,000	7,961,348
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(j)	6,507,000	6,520,001
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(j)	11,238,000	11,244,248
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(j)	8,875,000	8,900,942
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(j)	4,698,000	4,701,561
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(j)	5,875,000	5,889,188
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(j)	7,609,000	7,617,697
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(j)	5,474,000	5,491,402
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(j)	9,089,000	9,111,723
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(j)	3,927,235	3,930,283
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(j)	7,565,000	7,577,217
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(j)	7,356,000	7,372,433
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(j)	6,989,000	7,000,434
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	7,201,745	6,840,654
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(j)	5,779,000	5,783,825
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(j)	9,510,000	9,521,241
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(j)	8,343,000	8,346,154
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(j)	6,612,000	6,622,784
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(j)	6,908,000	6,921,332
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(j)	6,127,000	6,139,242
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(j)	7,136,000	7,149,451
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(j)	4,737,000	4,758,904
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(j)	8,843,000	8,843,044
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(j)	7,800,000	7,808,174
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(j)	9,505,000	9,520,208
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(j)	7,571,000	7,575,792
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(j)	9,611,000	9,615,008
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(j)	7,554,000	7,569,637
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(j)	13,521,000	13,546,555
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(j)	7,415,000	7,417,417
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(j)	7,088,000	7,125,325
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(j)	9,504,000	9,512,706
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	5,865,000	5,875,557
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(j)	8,757,000	8,757,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (j)	1,391,875	1,385,743
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	665,574	655,587
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(j)	5,475,000	5,472,230
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(j)	7,168,000	7,178,566
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(j)	5,301,000	5,303,152
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(j)	4,723,000	4,737,977
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(j)	8,363,000	8,371,171
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(j)	9,144,000	9,158,640
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(j)	7,013,000	7,008,792
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(j)	9,555,000	9,562,931
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(j)	9,036,000	9,043,672
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(j)	6,559,000	6,570,977
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(j)	7,178,000	7,187,741
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(j)	12,246,000	12,261,479
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(j)	6,618,000	6,597,200
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(j)	7,502,000	7,521,123
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(j)	5,115,000	5,114,642
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(j)	4,975,000	4,983,025
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(h)(j)	7,587,000	7,587,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(j)	8,640,000	8,660,831
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(j)	7,074,000	7,088,735
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(j)	9,311,000	9,320,907
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(j)	494,000	494,388
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(j)	6,798,000	6,803,132
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(j)	2,952,000	2,957,969
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(j)	6,636,000	6,642,636
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(j)	6,068,243	6,068,060
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(j)	6,335,036	6,331,064
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(j)	3,230,000	3,231,328
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (j)	4,426,982	4,308,117
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(j)	3,769,000	3,778,818
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(j)	10,760,000	10,767,371
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(j)	8,576,000	8,570,889
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(j)	4,620,000	4,632,335
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(j)	7,117,000	7,137,710
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(j)	5,873,000	5,889,932
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(j)	6,003,000	6,003,000
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(j)	157,757	157,825
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	1,400,355	1,392,712
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(j)	491,000	392,492
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(j)	2,762,000	2,768,493
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(j)	5,937,000	5,939,784
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		536,923,339
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (j)	1,682,729	1,698,958
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(j)	10,082,000	10,100,138
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(j)	6,465,000	6,469,836
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(j)	7,996,000	7,996,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(j)	4,679,000	4,691,628
TOTAL MULTI-NATIONAL		29,257,602
UNITED STATES - 3.9%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (j)	4,216,534	4,239,214
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	2,662,070	2,568,534
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	4,270,309	4,060,629
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (j)	4,340,590	4,423,002
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (j)	3,968,451	4,043,796
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (j)	397,001	399,127
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (j)	2,300,000	2,309,172
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (j)	5,900,000	5,863,850
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	4,500,000	4,475,022
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (j)	2,490,000	2,485,949
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	864,808	868,517
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (j)	5,623,572	5,635,133
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	344,019	341,692
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (j)	76,794	75,891
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (j)	1,617,649	1,619,129
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (j)	613,926	614,370
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (j)	2,700,000	2,687,101
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (j)	1,200,000	1,210,310
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (j)	987,349	983,077
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (j)	6,844,018	6,870,842
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (j)	1,000,000	995,376
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (j)	378,346	380,713
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (j)	806,344	806,921
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,778,039	1,792,806
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,389,509	1,401,421
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	600,000	602,345
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,541,003	1,543,631
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	875,807	880,781
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	880,000	878,355
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	2,200,000	2,184,051
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	2,300,000	2,309,065
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (j)	754,801	747,257
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (j)	850,529	836,756
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (j)	1,843,770	1,811,531
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (j)	1,222,722	1,230,181
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	390,225	391,965
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (j)	1,550,000	1,527,073
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	3,187,395	3,157,117
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (j)	572,555	561,009
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (j)	7,270,415	6,447,689
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	2,979,600	2,946,734
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	6,084,425	6,016,242
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (j)	4,935,200	4,875,795
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (j)	4,444,000	4,444,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (j)	5,255,000	5,255,000
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (j)	1,657,215	1,656,993
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (j)	202,063	202,515
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	1,437,000	1,454,283
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (j)	1,100,000	1,098,942
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (j)	2,900,000	2,885,551
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (j)	10,528,000	10,464,205
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (j)	6,966,720	6,685,499
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (j)	271,328	247,394
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(j)	7,542,000	7,542,000
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (j)	1,800,000	1,787,701
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	524,853	528,980
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (j)	5,100,000	5,118,338
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	894,048	902,000
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	2,550,000	2,540,883
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	219,687	219,930
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	660,000	662,261
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (j)	1,400,000	1,413,750
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	15,362,849	15,230,724
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (j)	10,000,814	9,991,649
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (j)	700,000	709,263
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (j)	2,300,000	2,301,451
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	5,980,000	6,019,400
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(j)	4,752,000	4,751,772
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (j)	726,644	727,827
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (j)	1,140,000	1,143,654
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(j)	7,320,000	7,317,636
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (j)	56,343	56,405
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (j)	296,563	297,459
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (j)	685,059	686,259
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (j)	1,618,531	1,621,470
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (j)	6,245,938	6,307,559
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (j)	4,421,588	4,465,667
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	881,436	882,302
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (j)	2,000,000	2,008,304
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(j)	7,494,000	7,494,000
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (j)	3,473,991	3,374,155
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,351,057	4,354,362
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (j)	222,799	223,987
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	813,788	818,500
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	2,900,000	2,901,821
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (j)	1,475,957	1,493,234
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	10,564,849	10,311,667
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (j)	2,600,000	2,616,064
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(j)	7,075,000	7,084,834
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (j)	1,100,000	1,079,427
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (j)	300,000	300,698
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (j)	18,410	18,412
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	1,300,000	1,301,121
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	4,400,000	4,384,353
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	2,715,000	2,694,094
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (j)	8,362,628	8,449,437
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (j)	1,121,423	1,125,851
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	2,180,000	2,174,523
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (j)	1,695,000	1,684,438
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	5,682,946	5,530,034
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	1,072,660	1,085,227
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	16,259,063	15,573,795
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (j)	5,558,400	5,229,360
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (j)	5,120,000	5,081,266
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (j)	1,661,409	1,670,438
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (j)	1,300,000	1,299,235
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(j)	648,210	646,964
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(j)	486,578	480,307
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (j)	717,308	718,177
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (j)	4,238,222	4,233,810
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (j)	3,840,000	3,840,323
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	3,480,368	3,485,948
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,000,000	1,985,970
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (j)	2,300,000	2,214,758
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (j)	528,049	528,936
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (j)	634,912	635,722
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (j)	1,161,841	1,164,931
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (j)	946,302	953,120
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (j)	800,000	798,106
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (j)	900,000	890,060
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	4,687,425	4,705,157
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (j)	4,680,200	4,674,503
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (j)	700,000	694,683
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (j)	6,442,885	6,365,385
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	12,357,810	12,432,602
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (j)	7,347,115	7,382,118
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	9,563,365	9,171,385
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	12,926,155	12,670,874
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	4,716,180	4,583,038
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (j)	10,275,000	10,128,738
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	3,214	3,498
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (j)	2,800,000	2,810,733
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (j)	2,400,000	2,311,943
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (j)	600,000	598,410
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (j)	3,000,000	2,999,845
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (j)	664,921	668,070
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (j)(k)	1,366,560	1,366,557
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (j)	509,989	510,564
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (j)	10,400,000	10,374,127
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (j)	352,717	354,001
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	976,445	984,645
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (j)	5,133,893	5,152,085
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	5,348,697	5,350,084
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (j)	1,000,000	994,287
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (j)	5,701,324	5,725,184
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (j)	38,195	38,747
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (j)	3,534,583	3,496,138
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	903,955	905,250
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	459,127	460,788
TOTAL UNITED STATES		459,573,101
TOTAL ASSET-BACKED SECURITIES (Cost $1,144,461,688)		1,143,876,151

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,902,505
Keybank National Association 6.95% 2/1/2028	725,000	751,132
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	3,744,000	3,754,613
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,836,515

TOTAL UNITED STATES		9,244,765
TOTAL BANK NOTES (Cost $8,883,305)		9,244,765

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(j)	2,597,926	2,576,093
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(j)	562,034	564,699
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (j)(k)	1,907,711	1,902,376
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(j)	1,549,843	1,549,843
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(j)	640,491	638,398
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(j)	1,131,713	1,115,825
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (j)	3,529,945	3,491,066
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(j)	1,162,681	1,153,667
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(j)	1,259,145	1,266,789
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(l)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0434% 5/27/2037 (b)(c)(j)	229,092	223,050
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	4,110	4,152
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	5,718	5,777
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	7,212	7,310
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	5,394	5,464
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	7,677	7,794
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	2,830	2,876
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7066% 8/25/2031 (b)(c)	8,604	8,683
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,584	1,623
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,861	5,019
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	952	957
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	1,740	1,758
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	3,458	3,490
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	2,207	2,228
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	872	876
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 11/25/2032 (b)(c)	4,710	4,710
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(m)	981	18
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 11/25/2032 (b)(c)	3,386	3,418
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(m)	40,589	4,206
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(m)	2,204	204
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	64,158	64,496
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	300,760	306,282
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	686,980	690,615
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (o)	6,431	5,596
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	58,194	57,942
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	210,687	211,813
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(m)	46,872	2,591
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	856,365	873,972
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	153,212	156,475
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	964	989
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	99,269	99,305
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	21,871	22,221
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(m)	29,477	2,130
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(m)	15,511	1,240
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (o)	20,971	18,956
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (o)	37,386	32,316
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (o)	5,417	4,515
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	7	7
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(m)	10,612	850
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	8,688	10,978
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	11,432	14,284
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	1,854	2,040
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	408,919	411,103
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	63,705	61,378
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	446,273	430,539
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	43,186	44,426
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	195,834	194,303
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (m)	35,397	409
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	164,247	152,165
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	240,293	225,911
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(m)	55,799	5,239
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	8,244,071	7,468,518
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (m)	247,320	33,027
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	297,734	285,174
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	6,082,326	5,305,489
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,139,113	2,923,673
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (m)	149,174	18,871
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (m)	2,229,974	462,840
Fannie Mae Guaranteed REMIC Series 2020-35 Class MA, 2% 12/25/2043	1,246,719	1,195,241
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	476,495	423,661
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	482,276	400,737
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,179,477	1,054,098
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	370,263	345,268
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,360,211	3,085,078
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	1,043,527	985,996
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,945,536	2,625,577
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	305,081	299,105
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	932,483	841,714
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	1,705,300	1,692,489
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	3,692,015	3,664,280
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	1,199,888	1,192,332
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	4,217,251	4,185,216
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	522,911	487,979
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	597,411	557,041
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	2,086,001	2,116,270
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	987,657	995,529
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	3,393,845	3,416,449
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	1,081,521	1,090,130
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	308	311
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (o)	12,581	10,756
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (o)	20,699	17,635
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (m)	35,305	942
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	47,412	44,828
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	884,550	834,220
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	1,350,264	1,358,617
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (b)(c)	1,739,101	1,767,251
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	780,778	785,558
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	956,756	965,075
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	1,154,113	1,163,719
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	1,796,164	1,809,644
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	859,307	865,419
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	732,998	728,174
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6566% 6/25/2036 (b)(c)	813,132	821,441
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6466% 3/25/2036 (b)(c)	617,165	624,947
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	936,057	933,061
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,012,182	995,667
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (m)	9,663	1,180
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (m)	9,139	1,133
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(m)	6,052	881
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(m)	4,854	625
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (m)	5,810	837
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(m)	4,425	699
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (m)	40,454	6,041
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,473	1,490
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	5,635	5,704
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	623,153	615,507
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	479,562	472,002
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,484,786	5,221,576
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	242,033	215,927
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	247,016	220,612
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	2,811	2,855
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	21,492	21,847
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,047	1,065
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,022	3,067
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	25,896	26,362
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	6,044	6,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,574	3,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	1,914	1,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	13,869	14,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	54,050	55,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	775	779
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	1,051	1,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	1,012	1,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	1,475	1,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	536	539
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	6,775	6,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	10,519	10,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	18,232	18,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 11/15/2032 (b)(c)	11,875	11,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	42,943	43,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 2/15/2033 (b)(c)	210,549	211,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 3/15/2034 (b)(c)	280,673	279,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	22,468	22,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	778,527	783,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	217,119	217,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	81,572	84,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	7,857	8,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	132,798	132,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	44,255	44,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(m)	14,045	1,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (o)	47,939	39,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (o)	7,540	6,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (o)	25,519	21,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (o)	34,427	29,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	46,634	48,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	172,620	175,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(m)	58,416	4,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	12,092	12,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(m)	41,076	3,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	50,637	50,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	162,377	163,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	221,208	223,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,258,087	1,249,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	1,770,557	1,759,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	30,842	30,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	186,556	176,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (m)	31,407	1,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (m)	65,054	1,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	73,016	71,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	353,308	341,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,808,163	1,463,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	380,939	360,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	330,576	276,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	245,594	218,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	308,776	274,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	222,472	198,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	280,133	254,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	186,755	166,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,652,339	5,038,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	186,756	166,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	212,385	193,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,022,299	934,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	227,723	207,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	860,376	787,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	860,377	787,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (b)(c)	377,309	373,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	769,960	763,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	1,375,740	1,363,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	889,213	877,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (b)(c)	612,527	608,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	1,609,002	1,615,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	1,082,383	1,090,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	828,406	833,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	1,883,116	1,892,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	633,093	634,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	1,193,833	1,202,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	1,231,755	1,240,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	1,475,892	1,480,956
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	6,206	6,296
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	3,495	3,546
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	972	984
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (o)	16,388	13,646
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(d)	24,730	24,637
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(d)	581,246	578,865
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(d)	342,313	339,752
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(d)	250,777	250,547
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(d)	329,699	329,390
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(d)	340,992	340,593
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(d)	239,373	239,181
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(d)	326,629	326,286
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(d)	229,941	229,718
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(d)	262,583	262,462
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (b)(c)(d)	95,552	95,535
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(d)	292,084	292,260
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(d)	273,989	274,403
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(d)	144,980	145,298
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(d)	347,846	348,191
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(d)	227,982	228,173
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(d)	901	906
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 10/20/2062 (b)(c)(d)	4,698	4,695
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (d)	8	7
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (d)	1,249	1,205
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1352% 3/20/2063 (b)(c)(d)	6,807	6,785
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3752% 8/20/2063 (b)(c)(d)	10,745	10,751
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(d)	21,841	21,853
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(d)	41,770	41,793
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(d)	66,664	66,613
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(d)	9,215	9,189
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (d)	1,699	1,600
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(d)	13,852	13,791
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(d)	78,626	76,760
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(d)	347,803	348,049
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(d)	4,493	4,492
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	316,626	290,779
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(d)	415,115	414,602
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (d)	1,876,287	1,841,437
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	685,322	704,109
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	65,569	66,044
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(m)	12,728	588
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(m)	15,708	1,303
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.7628% 6/16/2037 (b)(c)	1,284	1,411
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(m)	25,332	1,826
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 7/20/2037 (b)(c)	202,486	203,143
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.1971% 1/20/2038 (b)(c)	54,180	54,308
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.5771% 8/20/2038 (b)(c)	280,230	284,785
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6171% 9/20/2038 (b)(c)	215,453	219,272
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3395% 11/16/2039 (b)(c)	313,805	315,603
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2695% 12/16/2039 (b)(c)	167,875	168,529
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	48,050	46,968
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	637,194	622,965
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,959,221	2,835,767
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	141,078	137,902
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,289,846	1,296,440
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(d)	77,674	77,658
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (m)	29,682	646
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	78,122	77,289
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(m)	58,686	4,993
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 8/20/2042 (b)(c)	217,600	215,554
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	119,597	118,698
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,216,495	1,128,731
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	471,761	434,332
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	796,488	732,318
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	638,372	592,273
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	245,968	230,033
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,208,564	1,103,529
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	672,875	612,968
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	549,811	502,411
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	681,016	626,467
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	607,305	570,655
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1427% 5/20/2065 (b)(d)	42,357	41,396
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (j)	2,590,945	2,532,753
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (j)(k)	248,644	245,630
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(j)	2,562,945	2,567,255
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(j)	917,908	921,991
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(j)	2,674,307	2,668,055
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (j)	469,873	435,650
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (j)	3,115,273	3,022,021
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (b)(j)	4,618,264	4,591,163
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (j)(k)	1,694,718	1,701,515
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (j)(k)	524,927	524,980
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(j)	992,144	985,947
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (j)	199,175	196,861
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(j)	1,255,725	1,227,218
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(j)	5,100,000	4,995,960
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (j)	174,418	174,426
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (b)(j)	1,461,553	1,458,575
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (j)(k)	1,448,461	1,407,608
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (j)	739,258	701,363
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (j)	3,661,733	3,549,519
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(j)	738,670	738,745
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (j)	659,781	652,224
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (j)	467,701	462,528
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(j)	2,495,787	2,453,764
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(j)	535,684	525,168
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(j)	820,356	798,494
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (b)(j)	1,623,584	1,626,563
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (j)	1,207,000	1,203,874
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (b)(j)	3,300,000	3,310,283
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(j)	2,301,388	2,290,348
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	496	464
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(j)	1,625,000	1,624,979
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (j)	1,426,676	1,432,831
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(j)	1,153,916	1,158,269
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (j)(k)	1,394,749	1,399,987
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (j)(k)	3,545,343	3,552,198
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (b)(j)	1,069,209	1,068,677
TOTAL UNITED STATES		197,759,739
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,286,965)		197,759,739

Commercial Mortgage Securities - 6.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(j)	4,480,000	4,498,200
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (b)(c)(j)	4,147,000	4,148,301
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	2,588,513	2,530,766
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (j)	825,000	795,713
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,640,802	1,624,264
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,926,116
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	291,008	288,963
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	763,197	761,404
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,394,163
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	142,372	138,488
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(m)	14,993,314	540,974
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	1,100,000	1,148,775
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (b)(m)	8,100,000	133,070
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(m)	4,400,000	117,178
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	3,700,000	3,799,687
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (j)	8,836,724	8,734,292
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3688% 11/25/2035 (b)(c)(j)	10,534	10,403
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4288% 11/25/2035 (b)(c)(j)	5,278	5,285
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.5038% 11/25/2035 (b)(c)(j)	7,322	7,258
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 4.5338% 11/25/2035 (b)(c)(j)	6,523	6,274
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.6688% 11/25/2035 (b)(c)(j)	8,161	7,916
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3538% 1/25/2036 (b)(c)(j)	25,070	24,040
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 5.8688% 1/25/2036 (b)(c)(j)(l)	10,879	44,343
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4438% 1/25/2036 (b)(c)(j)	8,072	7,755
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.4738% 1/25/2036 (b)(c)(j)	5,625	5,350
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5188% 1/25/2036 (b)(c)(j)	8,211	7,792
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 4.6838% 1/25/2036 (b)(c)(j)	8,430	8,017
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.7438% 1/25/2036 (b)(c)(j)	8,430	7,911
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 4.8188% 1/25/2036 (b)(c)(j)	8,973	10,348
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.2388% 4/25/2036 (b)(c)(j)	7,509	7,139
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.2688% 4/25/2036 (b)(c)(j)	4,570	4,301
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.2988% 4/25/2036 (b)(c)(j)	4,824	4,528
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 4.3288% 4/25/2036 (b)(c)(j)	7,681	7,190
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 4.4788% 4/25/2036 (b)(c)(j)	4,353	4,100
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 4.5388% 4/25/2036 (b)(c)(j)	4,225	3,973
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.6588% 4/25/2036 (b)(c)(j)	4,544	4,278
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2036 (b)(c)(j)	6,726	6,500
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.1938% 7/25/2036 (b)(c)(j)	4,727	4,578
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.2238% 7/25/2036 (b)(c)(j)	7,263	7,003
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.3288% 7/25/2036 (b)(c)(j)	4,497	4,314
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 4.4038% 7/25/2036 (b)(c)(j)	6,030	5,778
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 4.3438% 10/25/2036 (b)(c)(j)(l)	7,260	64,545
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 12/25/2036 (b)(c)(j)	51,542	49,407
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 12/25/2036 (b)(c)(j)	7,662	7,449
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 12/25/2036 (b)(c)(j)	9,512	9,231
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 12/25/2036 (b)(c)(j)	5,196	4,895
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 3/25/2037 (b)(c)(j)	12,296	11,806
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1038% 7/25/2037 (b)(c)(j)	44,155	41,468
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.1788% 7/25/2037 (b)(c)(j)	41,333	38,588
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.2538% 7/25/2037 (b)(c)(j)	14,109	13,118
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.3138% 7/25/2037 (b)(c)(j)	17,102	15,907
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.4338% 7/25/2037 (b)(c)(j)(l)	26,306	24,988
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 7/25/2037 (b)(c)(j)	14,700	14,010
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2037 (b)(c)(j)	7,793	7,253
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 7/25/2037 (b)(c)(j)	8,302	7,654
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.2538% 7/25/2037 (b)(c)(j)	13,402	12,553
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.4488% 7/25/2037 (b)(c)(j)	21,098	19,735
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 7/25/2037 (b)(c)(j)	18,515	18,431
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.9607% 2/15/2059 (b)(j)(m)	48,947,000	1,650,351
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	796,008
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,656,847
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,581,259
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,909,926
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	600,000	541,175
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	2,095,000	1,866,750
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	2,500,000	2,562,092
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,737,568
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (b)(m)	18,400,000	249,541
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(j)	2,869,796	2,873,383
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5025% 9/15/2054 (b)	600,000	612,444
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (b)(m)	10,500,000	328,611
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,200,000	1,194,772
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.6493% 3/15/2059 (b)(m)	59,827,000	1,827,954
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(j)	5,567,000	5,570,480
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(j)	2,749,000	2,751,577
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(j)	1,944,000	1,947,645
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(j)	3,579,000	3,612,968
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(j)	3,100,000	3,100,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(j)	7,860,000	7,820,700
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(j)	21,956,959	21,922,671
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(j)	3,031,637	3,020,275
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(j)	4,271,283	4,255,276
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(j)	15,032,126	15,041,521
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(j)	2,703,893	2,699,174
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(j)	2,644,000	2,637,061
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(j)	1,748,000	1,742,640
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(j)	1,835,000	1,828,565
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(j)	11,302,000	11,298,468
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(j)	1,691,000	1,687,370
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(j)	2,263,000	2,257,988
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(j)	2,197,000	2,189,628
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(j)	7,638,000	7,612,352
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(j)	3,682,291	3,683,441
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(j)	11,234,944	11,256,009
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(j)	7,469,114	7,476,116
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(j)	16,131,980	16,157,186
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(j)	13,009,895	12,993,633
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(j)	2,967,853	2,960,433
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (b)(j)	13,781,000	12,950,341
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(j)	3,609,900	3,612,156
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(j)	814,800	815,564
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(j)	681,800	682,865
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(j)	10,246,213	10,259,020
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(j)	1,635,900	1,637,945
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(j)	1,358,000	1,359,698
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(j)	6,984,860	7,002,038
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(j)	876,704	878,348
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(j)	2,533,300	2,537,258
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(j)	3,363,500	3,368,755
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(j)	2,787,000	2,789,610
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(j)	10,147,000	10,146,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(j)	8,677,000	8,698,693
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (j)	12,304,374	12,338,980
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	487,144	484,266
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	847,445	844,256
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(j)	7,319,000	7,324,620
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	18,456,835	15,419,004
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (j)	11,851,449	9,778,312
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	12,799,832	10,186,037
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	787,740
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,034,278	1,026,061
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4, 3.712% 4/14/2050	10,200,000	10,105,856
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	452,876	436,159
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,271,248
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,473,832
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (b)(j)	800,000	790,480
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(j)	2,275,000	2,287,741
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(j)	5,013,000	4,956,837
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(j)	1,926,267	1,928,675
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(j)	2,489,700	2,495,146
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(j)	1,218,364	1,222,551
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(j)	14,623,453	14,637,163
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(j)	1,356,661	1,361,748
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(j)	920,993	926,173
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8073% 10/25/2031 (b)	200,000	176,272
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (b)	400,000	398,611
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (b)	600,000	598,154
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	2,200,000	2,152,205
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (b)	196,654	192,074
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	6,500,000	6,533,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	690,417	683,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	494,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	481,147	474,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,185,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	887,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,380,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,859,310	3,818,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	595,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	396,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,581,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,489,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,160,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	800,000	713,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,395,805	1,320,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,710,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	7,700,000	6,856,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,500,000	1,497,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	2,488,149	2,481,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	5,500,000	5,480,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	1,300,000	1,292,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	1,400,000	1,396,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,200,000	3,200,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	3,400,000	3,385,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,400,000	2,391,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	1,200,000	1,187,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	12,594,150	12,572,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	5,996,180	5,987,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,500,000	1,490,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,600,000	2,575,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	10,708,131	10,693,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	3,398,523	3,393,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	6,899,273	6,895,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	8,999,745	8,989,593
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	5,399,718	5,399,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	26,995,561	27,003,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	14,699,842	14,699,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	9,900,000	9,899,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	12,700,000	12,703,985
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (b)(l)(m)	836,753	478
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,675
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	746,298	744,165
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(j)(l)	1,200,000	1,196,250
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (j)	4,100,000	4,007,415
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(j)	4,394,000	4,393,312
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	2,821,000	2,672,841
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)	485,000	327,365
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(l)	955,000	569,094
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (j)	32,884,000	29,595,600
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (j)	12,900,000	12,042,534
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	40,636	40,463
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	740,417	739,325
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,659,395
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(j)	12,720,000	12,227,100
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(j)	8,835,000	7,951,500
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(j)	4,950,000	4,257,000
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(j)	4,400,000	3,454,000
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(j)	161,375	159,972
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(j)	1,471,400	1,430,307
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(j)	1,285,200	1,216,197
LS Series 2026-HTL6 Class A, 5.1271% 12/15/2040 (b)(j)	4,000,000	4,000,000
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(j)(l)	300,000	299,813
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(j)	2,200,000	2,195,875
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	4,005,054
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(j)	5,458,271	5,355,610
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.125% 12/15/2035 (b)(c)(j)	22,356,000	22,020,660
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(j)	14,798,000	14,807,249
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(j)	2,210,000	2,210,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(j)	2,453,000	2,449,934
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(j)	3,550,000	3,552,219
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (j)	2,847,323	2,830,995
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(j)	8,087,000	8,041,954
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(j)	11,133,000	11,139,968
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(j)	2,152,000	2,151,998
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(j)	1,586,000	1,587,982
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	565,957	562,034
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,426,035	1,393,566
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	9,860,000	8,411,217
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (j)	510,000	419,047
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	2,600,000	2,667,237
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	1,150,155	1,148,586
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (b)(c)(j)	1,450,196	1,450,133
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	859,875	857,648
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,273,615
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	324,203	314,851
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2095% 8/15/2054 (b)(m)	14,800,000	746,691
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	720,589
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(j)	3,900,000	3,883,775
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (b)(c)(j)	2,000,000	1,993,241
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(j)	4,300,000	4,299,071
TOTAL UNITED STATES		791,180,836
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $812,356,171)		791,180,836

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (n) (Cost $175,824,794)	1,885,670	169,012,633

Non-Convertible Corporate Bonds - 22.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(j)	2,250,000	2,159,378
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	3,030,466

TOTAL AUSTRALIA		5,189,844
CANADA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)	889,000	878,988
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc 4.65% 3/20/2031	2,256,000	2,237,934
Cenovus Energy Inc 5.4% 3/20/2036	1,737,000	1,734,158
TOTAL ENERGY		3,972,092
TOTAL CANADA		4,851,080
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,795,678
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	11,972,926

TOTAL CHINA		14,768,604
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(j)	10,422,000	10,779,260
Societe Generale SA 5.5% 4/13/2029 (b)(j)	7,117,000	7,214,986

TOTAL FRANCE		17,994,246
GERMANY - 0.7%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,956,109
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	11,055,606
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	2,995,000	2,990,225
TOTAL FINANCIALS		22,001,940
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	58,400,000	57,898,264
TOTAL GERMANY		79,900,204
IRELAND - 0.5%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,231,207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,316,572
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,401,433
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	10,000,000	9,822,365
TOTAL FINANCIALS		25,771,577
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (j)	7,484,000	7,416,941
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (j)	11,618,000	11,424,342
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (j)	2,300,000	2,261,510
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (j)	781,000	784,719
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	4,217,000	4,269,389
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	9,091,000	9,348,623
TOTAL INDUSTRIALS		35,505,524
TOTAL IRELAND		61,277,101
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (j)	1,409,000	1,411,826
NTT Finance Corp 4.62% 7/16/2028 (j)	1,425,000	1,426,081
NTT Finance Corp 4.876% 7/16/2030 (j)	3,751,000	3,763,801
TOTAL COMMUNICATION SERVICES		6,601,708
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)	1,741,000	1,737,858
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)	2,457,000	2,453,340
TOTAL FINANCIALS		4,191,198
TOTAL JAPAN		10,792,906
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,464,932
Petroleos Mexicanos 6.7% 2/16/2032	5,079,000	5,114,553
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	11,945,435
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,523,311
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	64,234,500

TOTAL MEXICO		88,282,731
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	3,151,000	3,129,273
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	9,086,000	9,116,627

TOTAL NETHERLANDS		12,245,900
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (j)	538,743	544,804
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(j)	7,599,000	7,554,249
UBS Group AG 4.194% 4/1/2031 (b)(j)	30,399,000	29,688,102
		37,242,351
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(j)	600,000	599,022
TOTAL SWITZERLAND		37,841,373
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Barclays PLC 4.219% 5/24/2030 (b)	9,544,000	9,394,475
Barclays PLC 4.836% 5/9/2028	3,683,000	3,690,610
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,460,051
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,464,602
TOTAL FINANCIALS		30,009,738
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (j)	2,547,000	2,440,609
TOTAL UNITED KINGDOM		32,450,347
UNITED STATES - 19.5%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,530,268
AT&T Inc 4.3% 2/15/2030	17,165,000	17,010,159
AT&T Inc 4.4% 4/30/2031	16,871,000	16,670,391
Comcast Corp 3.75% 4/1/2040	622,000	505,849
HUT 8 DC LLC 6.192% 11/15/2042 (j)	8,072,000	8,168,287
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,334,944
		47,219,898
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	8,753,000	8,727,867
Meta Platforms Inc 5.25% 5/15/2036	6,669,000	6,663,359
		15,391,226
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,112,626
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,694,641
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	6,566,000	4,871,968
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,598,865
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	7,000,000	5,463,105
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,011,199
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	18,591,000	15,639,442
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,278,202
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,632,048
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,598,466
Time Warner Cable LLC 4.5% 9/15/2042	2,456,000	1,857,391
Time Warner Cable LLC 5.5% 9/1/2041	966,000	833,510
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,363,056
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,596,951
Time Warner Cable LLC 6.75% 6/15/2039	4,321,000	4,290,859
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,490,794
		105,333,123
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,773,252
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,461,864
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	11,093,319
		37,328,435
TOTAL COMMUNICATION SERVICES		205,272,682
Consumer Discretionary - 1.1%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,154,463
Stellantis Finance US Inc 5.35% 3/17/2028 (j)	12,000,000	12,063,752
		15,218,215
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,439,732
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,896,098
		11,335,830
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,387,301
Hasbro Inc 4.65% 3/12/2031	13,011,000	12,867,225
		28,254,526
Specialty Retail - 0.5%
AutoNation Inc 4.45% 1/15/2029	22,900,000	22,696,459
AutoNation Inc 4.75% 6/1/2030	909,000	905,265
AutoZone Inc 4% 4/15/2030	21,631,000	21,138,799
AutoZone Inc 5.165% 6/15/2030	5,200,000	5,284,784
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,384,239
O'Reilly Automotive Inc 5.1% 3/12/2036	3,558,000	3,521,369
		55,930,915
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	18,184,664
TOTAL CONSUMER DISCRETIONARY		128,924,150
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,350,000	5,296,952
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,027,493
Mars Inc 4.8% 3/1/2030 (j)	7,465,000	7,518,484
Mars Inc 5% 3/1/2032 (j)	5,604,000	5,662,737
Mars Inc 5.2% 3/1/2035 (j)	4,658,000	4,689,358
TOTAL CONSUMER STAPLES		28,195,024
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy Partners LP 5.35% 11/30/2036 (h)(j)	3,984,000	3,984,318
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (j)	17,092,000	16,986,741
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (j)	10,000,000	10,147,996
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	1,258,000	1,310,612
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)	3,393,000	3,584,179
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)	1,014,000	1,080,762
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)	1,826,000	1,943,729
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)	1,093,000	1,191,393
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,631,368
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,196,989
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,611,757
Energy Transfer LP 5% 5/15/2050	3,831,000	3,262,411
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,576,097
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,475,095
Hess Corp 7.125% 3/15/2033	839,000	951,675
Hess Corp 7.3% 8/15/2031	1,023,000	1,148,052
Hess Corp 7.875% 10/1/2029	2,921,000	3,231,301
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,712,632
MPLX LP 4.8% 2/15/2029	816,000	820,824
MPLX LP 4.95% 9/1/2032	7,989,000	7,963,869
MPLX LP 5.5% 2/15/2049	2,450,000	2,258,840
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,914,920
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,986,379
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,250,774
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,389,287
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,736,983
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,849,641
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,546,709
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,726,165
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,765,952
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,199,621
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	6,659,000	6,623,171
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,227,254
Targa Resources Corp 4.35% 1/15/2029	2,868,000	2,856,705
Targa Resources Corp 4.35% 4/15/2031	3,505,000	3,433,421
Targa Resources Corp 4.9% 9/15/2030	3,732,000	3,756,778
Targa Resources Corp 5.65% 2/15/2036	8,988,000	9,177,982
Western Gas Partners LP 4.75% 8/15/2028	781,000	781,800
Western Gas Partners LP 4.8% 3/1/2031	5,014,000	4,979,029
Western Gas Partners LP 5.25% 2/1/2050 (k)	7,720,000	6,743,011
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,478,758
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,233,691
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,729,396
TOTAL ENERGY		187,458,067
Financials - 7.9%
Banks - 4.2%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	17,749,987
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	22,121,767
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	47,307,109
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,350,139
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,948,931
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,772,620
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	47,312,854
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,268,794
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,323,964
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,116,103
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	21,216,495
Citigroup Inc 4.45% 9/29/2027	30,258,000	30,257,583
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,641,944
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,987,370
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,709,299
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	16,917,870
JPMorgan Chase & Co 4.898% 1/22/2037 (b)	26,313,000	25,641,381
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	7,842,000	7,972,333
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	9,315,000	9,585,863
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	37,242,000	38,499,894
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	11,460,000	11,426,492
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	11,455,000	11,280,818
Wells Fargo & Co 3.196% 6/17/2027 (b)	40,441,000	40,418,981
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	11,124,525
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,177,746
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,371,173
Wells Fargo & Co 5.15% 4/23/2031 (b)	10,615,000	10,772,731
Wells Fargo & Co 5.605% 4/23/2036 (b)	9,375,000	9,617,890
		488,892,656
Capital Markets - 2.2%
Athene Global Funding 2.717% 1/7/2029 (j)	6,000,000	5,661,063
Athene Global Funding 5.339% 1/15/2027 (j)	12,500,000	12,554,317
Athene Global Funding 5.583% 1/9/2029 (j)	8,503,000	8,624,564
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(j)	11,960,000	11,982,315
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,846,847
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	15,000,000	14,768,484
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	26,333,747
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,274,110
Moody's Corp 5% 8/5/2034	10,680,000	10,716,324
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	34,432,488
Morgan Stanley 4.493% 1/16/2032 (b)	9,517,000	9,364,735
Morgan Stanley 4.708% 3/12/2032 (b)	12,200,000	12,088,382
Morgan Stanley 4.809% 4/16/2032 (b)	3,226,000	3,212,285
Morgan Stanley 5.192% 4/17/2031 (b)	32,108,000	32,582,480
Morgan Stanley 5.664% 4/17/2036 (b)	5,638,000	5,802,424
MSCI Inc 5.15% 3/15/2036	2,290,000	2,226,309
MSCI Inc 5.25% 9/1/2035	18,451,000	18,178,601
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	11,600,000	11,515,255
		242,164,730
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,350,829
American Express Co 5.085% 1/30/2031 (b)	7,096,000	7,204,615
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,626,364
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,200,835
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,582,593
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,515,624
Ford Motor Credit Co LLC 4.97% 4/6/2029	2,279,000	2,264,445
Ford Motor Credit Co LLC 5.73% 9/5/2030	10,000,000	10,114,493
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	5,234,000	5,247,227
Stellantis Financial Services US Corp 5.8% 6/15/2031 (j)	5,835,000	5,846,215
Synchrony Financial 3.95% 12/1/2027	4,214,000	4,172,958
		87,126,198
Financial Services - 0.2%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,810,290
Corebridge Financial Inc 4.35% 4/5/2042	931,000	784,476
Corebridge Financial Inc 6.05% 9/15/2033	2,754,000	2,888,361
Equitable Holdings Inc 4.572% 2/15/2029 (j)	1,160,000	1,148,816
Jackson Financial Inc 3.125% 11/23/2031	955,000	858,860
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,758,871
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,063,122
Pine Street Trust II 5.568% 2/15/2049 (j)	4,529,000	4,208,775
		25,521,571
Insurance - 0.6%
Assurant Inc 5.55% 2/15/2036	10,546,000	10,513,367
Five Corners Funding Trust II 2.85% 5/15/2030 (j)	13,114,000	12,213,617
Grand River Funding Trust I 6.311% 2/15/2036 (j)	9,278,000	9,289,707
Liberty Mutual Group Inc 3.95% 5/15/2060 (j)	10,260,000	7,098,849
Liberty Mutual Group Inc 5.25% 5/1/2036 (j)	5,247,000	5,184,064
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,826,121
Pacific LifeCorp 5.125% 1/30/2043 (j)	1,657,000	1,543,593
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,103,030
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,466,886
Unum Group 4% 6/15/2029	3,614,000	3,550,102
Unum Group 4.046% 8/15/2041 (j)	354,000	287,363
Unum Group 5.75% 8/15/2042	971,000	960,375
		76,037,074
TOTAL FINANCIALS		919,742,229
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
VSP Optical Group Inc 5.4% 6/1/2033 (j)	3,242,000	3,244,864
VSP Optical Group Inc 5.45% 12/1/2035 (j)	3,590,000	3,552,416
VSP Optical Group Inc 5.65% 6/1/2036 (j)	3,317,000	3,311,618
		10,108,898
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	12,745,000	12,082,246
Centene Corp 2.5% 3/1/2031	1,304,000	1,135,979
Centene Corp 2.625% 8/1/2031	5,945,000	5,162,337
Centene Corp 3% 10/15/2030	6,068,000	5,468,534
Centene Corp 3.375% 2/15/2030	6,197,000	5,758,644
Centene Corp 4.25% 12/15/2027	2,962,000	2,952,934
Centene Corp 4.625% 12/15/2029	8,470,000	8,249,506
CVS Health Corp 5% 9/15/2032	3,082,000	3,096,665
CVS Health Corp 5.45% 9/15/2035	10,000,000	10,121,465
HCA Inc 3.5% 9/1/2030	3,895,000	3,701,006
HCA Inc 3.625% 3/15/2032	1,074,000	999,399
HCA Inc 5.625% 9/1/2028	4,885,000	4,975,788
HCA Inc 5.875% 2/1/2029	3,803,000	3,904,050
Humana Inc 5.375% 4/15/2031	5,665,000	5,753,802
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	11,059,913
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,520,068
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,437,649
		95,379,985
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	905,000	928,583
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	785,887
		1,714,470
TOTAL HEALTH CARE		107,203,353
Industrials - 0.7%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	15,075,791
Boeing Co 5.805% 5/1/2050	4,840,000	4,791,537
Boeing Co 5.93% 5/1/2060	4,840,000	4,790,540
Boeing Co 6.259% 5/1/2027	958,000	973,315
Boeing Co 6.298% 5/1/2029	2,737,000	2,863,364
Boeing Co 6.388% 5/1/2031	2,073,000	2,211,452
Boeing Co 6.528% 5/1/2034	2,219,000	2,422,399
Boeing Co 6.858% 5/1/2054	3,340,000	3,768,083
Boeing Co 7.008% 5/1/2064	3,152,000	3,601,933
		40,498,414
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	806,253
Carrier Global Corp 6.2% 3/15/2054	473,000	505,138
		1,311,391
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	5,103,000	4,991,128
Uber Technologies Inc 4.8% 9/15/2035	4,026,000	3,920,159
		8,911,287
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	955,000	965,948
Paychex Inc 5.35% 4/15/2032	1,328,000	1,345,336
Paychex Inc 5.6% 4/15/2035	1,042,000	1,052,531
Verisk Analytics Inc 4.45% 3/15/2031	1,582,000	1,555,992
		4,919,807
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 3.75% 6/1/2026	15,000,000	15,000,001
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	4,478,000	4,455,583
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	4,433,000	4,406,038
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	5,558,000	5,507,134
		29,368,756
TOTAL INDUSTRIALS		85,009,655
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	5,170,000	5,130,904
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,234,000	10,144,819
Dell International LLC / EMC Corp 4.75% 10/6/2032	6,820,000	6,773,544
Dell International LLC / EMC Corp 5.1% 2/15/2036	10,810,000	10,766,313
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,409,770
		35,225,350
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	2,435,000	2,344,263
Broadcom Inc 2.45% 2/15/2031	20,716,000	18,813,930
Broadcom Inc 2.6% 2/15/2033	20,716,000	18,055,907
Broadcom Inc 3.187% 11/15/2036 (j)	5,647,000	4,723,985
Broadcom Inc 3.419% 4/15/2033	1,869,000	1,707,931
Broadcom Inc 3.5% 2/15/2041	14,859,000	11,883,088
		57,529,104
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	3,893,000	3,774,499
Oracle Corp 4.8% 9/26/2032	6,493,000	6,239,194
Oracle Corp 5.2% 9/26/2035	5,911,000	5,629,570
Oracle Corp 5.875% 9/26/2045	3,645,000	3,259,852
Oracle Corp 5.95% 9/26/2055	4,570,000	3,996,223
Oracle Corp 6.1% 9/26/2065	4,703,000	4,059,638
		26,958,976
TOTAL INFORMATION TECHNOLOGY		119,713,430
Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (b)	2,757,000	2,875,046
Celanese US Holdings LLC 7.55% 11/15/2030 (b)	4,484,000	4,769,537
Celanese US Holdings LLC 7.7% 11/15/2033 (b)	2,619,000	2,812,568
		10,457,151
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	9,582,000	9,609,935
Amrize Finance US LLC 4.7% 4/7/2028	6,887,000	6,905,472
		16,515,407
TOTAL MATERIALS		26,972,558
Real Estate - 3.1%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,629,705
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,819,975
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,570,278
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,383,403
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,621,379
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,764,928
VICI Properties LP 4.95% 2/15/2030	9,911,000	9,912,853
VICI Properties LP 5.125% 5/15/2032	998,000	990,414
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,158,671
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,457,000
Vornado Realty LP 3.4% 6/1/2031	8,887,000	8,120,273
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,022,319
		44,451,198
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,655,099
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,525,341
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,063,565
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,588,524
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	7,084,909
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,502,662
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	5,001,148
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	451,638
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,142,495
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,436,356
Ventas Realty LP 3% 1/15/2030	6,770,000	6,387,550
Ventas Realty LP 4% 3/1/2028	1,358,000	1,346,477
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,920,527
		78,106,291
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,344,206
Office REITs - 0.1%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,204,051
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,816,162
COPT Defense Properties LP 2% 1/15/2029	747,000	699,120
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,997,934
COPT Defense Properties LP 4.5% 10/15/2030	1,037,000	1,018,746
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,906,936
		16,642,949
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,700,077
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,064,530
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,595,721
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,880,577
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,095,855
Extra Space Storage LP 4.95% 1/15/2033	14,403,000	14,285,062
Tanger Properties LP 2.75% 9/1/2031	5,725,000	5,115,720
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,655,425
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,890,036
		52,283,003
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	864,333
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	1,008,122
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,502,395
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,033,001
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,367,958
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	13,324,000	13,146,969
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,058,391
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	5,043,224
UDR Inc 5.125% 9/1/2034	4,135,000	4,119,610
		37,144,003
Retail REITs - 1.0%
Agree LP 5.6% 6/15/2035	6,830,000	7,019,372
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,622,829
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	12,060,473
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	9,964,741
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,104,260
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,428,607
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,272,043
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,413,426
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	3,259,000	3,195,098
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,690,492
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,626,125
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,098,615
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,251,308
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,201,559
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,928,125
Regency Centers LP 5% 7/15/2032	6,977,000	7,046,896
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,783,358
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,778,034
		108,485,361
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,518,267
TOTAL REAL ESTATE		349,975,278
Utilities - 1.1%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	2,360,000	2,322,374
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,772,205
DPL LLC/Ohio 4.35% 4/15/2029	2,835,000	2,736,724
Duquesne Light Holdings Inc 2.532% 10/1/2030 (j)	1,869,000	1,681,204
Duquesne Light Holdings Inc 2.775% 1/7/2032 (j)	6,862,000	6,051,170
FirstEnergy Transmission LLC 4.75% 1/15/2033	19,602,000	19,287,827
Southern Co/The 4.85% 3/15/2035	27,400,000	26,761,927
Southwestern Electric Power Co 5.2% 4/1/2036	3,815,000	3,767,910
Southwestern Electric Power Co 5.3% 4/1/2033	4,612,000	4,680,366
Vistra Operations Co LLC 4.55% 10/30/2028 (j)	1,672,000	1,665,057
Vistra Operations Co LLC 5% 4/30/2031 (j)	4,049,000	4,028,877
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	4,293,000	4,265,490
Vistra Operations Co LLC 5.55% 4/30/2036 (j)	7,871,000	7,838,303
		87,859,434
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	3,808,000	3,412,546
AES Corp/The 3.95% 7/15/2030 (j)	8,852,000	8,500,689
		11,913,235
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,316,549
NiSource Inc 5.95% 6/15/2041	1,097,000	1,121,814
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,831,315
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,982,881
		30,252,559
TOTAL UTILITIES		130,025,228
TOTAL UNITED STATES		2,288,491,654
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,751,727,238)		2,654,630,794

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5783% (b)(c)(i) (Cost $7,860,494)	8,146,000	8,168,554

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.9%
Fannie Mae 2% 11/1/2051	3,011,889	2,437,019
Fannie Mae 2% 2/1/2052	983,074	803,732
Fannie Mae 2% 3/1/2052	3,690,129	2,981,193
Fannie Mae 2.5% 3/1/2052	5,653,709	4,824,526
Fannie Mae 2.5% 4/1/2052	2,356,937	2,017,156
Fannie Mae 2.5% 6/1/2052	3,183,468	2,722,543
Fannie Mae 3% 12/1/2051	2,963,932	2,617,189
Fannie Mae 3% 6/1/2052	1,875,646	1,671,459
Fannie Mae 3.5% 12/1/2036	95,757	92,737
Fannie Mae 3.5% 5/1/2036	72,210	70,152
Fannie Mae 5.5% 2/1/2055	4,899,115	4,977,177
Fannie Mae 6% 12/1/2054	2,891,432	3,014,654
Fannie Mae 6.5% 7/1/2054	402,408	423,758
Fannie Mae 7% 6/1/2054	30,957	33,239
Fannie Mae 7% 7/1/2054	28,180	30,340
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	16,970	17,356
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	3,898	4,000
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	5,971	6,129
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,138	1,163
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	4,374	4,497
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	32,773	33,744
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	7,673	7,946
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	4,870	5,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	6,423	6,656
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5803%, 5.769% 2/1/2044 (b)(c)	1,932	2,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	4,870	5,004
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	946	976
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6342%, 5.877% 4/1/2044 (b)(c)	8,156	8,463
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	7,739	7,970
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	13,962	14,290
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6792%, 6.103% 7/1/2043 (b)(c)	50,193	52,220
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	6,955	7,172
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6916%, 5.974% 2/1/2037 (b)(c)	72,511	74,932
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	27,893	29,032
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	28,331	29,482
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	12,579	12,944
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	13,558	14,154
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	138,408	144,534
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	9,181	9,594
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	144,677	151,302
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	2,748	2,863
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	64,354	67,211
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	18,706	19,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	15,346	16,040
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	5,514	5,764
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	55,818	57,749
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	31,969	32,739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	11,597	12,076
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1343%, 6.147% 7/1/2036 (b)(c)	4,763	4,880
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	2,627	2,708
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	5,588	5,763
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	3,558	3,660
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	1,744	1,792
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	915,878	774,680
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,310,527	5,691,352
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	278,801	236,184
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (g)	7,546,804	6,329,726
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,815,783	2,383,492
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	291,011	245,953
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,395,633	3,957,475
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	297,018	250,858
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	21,641	19,484
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	3,521,938	3,176,373
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,472,390	1,330,683
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,755,872	1,419,637
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	109,464	89,289
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	942,380	754,854
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	24,942	19,979
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,115,623	966,362
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,691,900	1,389,592
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	456,200	369,555
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	41,321	33,706
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,257,496	3,487,455
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	995,908	797,730
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	232,040	189,202
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	100,292	81,808
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,164	17,092
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	157,954	145,348
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,458	11,754
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,063,329	921,075
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	839,172	726,762
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,202,217	978,389
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	214,093	174,300
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	103,580	84,620
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	71,739	58,719
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,452	14,907
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	208,010	182,114
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	546,215	437,693
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,001	13,915
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,168,978	955,722
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	897,742	719,099
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	473,827	379,539
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	675,264	665,142
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,178,358	1,087,994
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,571,608	3,084,497
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	48,472	39,538
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,565	29,010
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,764	13,596
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	770,078	628,150
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	112,467	91,809
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	49,636	40,581
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	315,492	291,298
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,001,225	3,206,264
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	865,811	693,521
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	691,095	563,723
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	273,674	223,235
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	235,078	191,752
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	204,310	167,165
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	47,305	38,587
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	37,018	30,196
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	30,904	25,208
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,366	19,761
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	7,447,497	6,088,854
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,965,783	4,858,805
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,892,477	4,806,467
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,963,816	4,010,182
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,890,657	3,116,447
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,979,108	1,611,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,271,180	1,036,896
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,144,199	933,318
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	995,598	797,482
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	714,176	584,558
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	417,724	341,519
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	109,938	89,744
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	75,526	61,748
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,341,374	13,201,918
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	845,094	676,927
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	138,136	110,648
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	50,163	41,059
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,225	13,275
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,109,915	3,322,899
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,564,347	2,102,144
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,020,286	3,220,281
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	178,629	143,083
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	105,532	86,082
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	63,025	50,484
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	20,715,264	16,593,093
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	258,390	238,817
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	136,778	126,160
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	684,371	594,377
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (e)(f)	10,910,374	8,838,172
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,291,175	1,052,398
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	752,955	614,182
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,054,822	2,474,622
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	243,316	198,396
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	63,463	51,410
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,349	15,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	464,808	429,164
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	209,445	169,766
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	123,618	99,830
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,205	14,702
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	3,365,781	2,696,017
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	233,016	188,249
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	161,994	155,708
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	303,913	268,001
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	89,104	78,334
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	30,164	26,573
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	27,734	24,445
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	19,520	17,182
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,879	11,395
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	9,433,301	8,102,857
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,099,097	936,871
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	468,123	400,198
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	382,175	327,080
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	5,700,030	4,826,647
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	154,014	148,325
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	995,211	851,739
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	810,698	688,759
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	23,244	22,755
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	102,241	98,462
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	42,144	40,309
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	10,858	10,385
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	711,989	634,430
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	442,294	394,510
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	143,911	128,701
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	20,097	17,713
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	7,146	6,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	793,333	682,436
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,336,590	2,828,471
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	746,993	641,406
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	99,166	84,746
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	286,872	275,740
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	76,409	73,081
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	779,759	748,629
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	15,993	14,161
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	9,155	8,066
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,729,813	4,018,393
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	240,489	227,833
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	86,139	82,955
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	177,289	155,952
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	12,390	10,912
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,524	11,596
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,636	11,581
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,152,847	6,161,914
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	279,949	238,628
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	267,702	228,608
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	3,867,968	3,664,417
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	21,332	18,753
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	19,693	17,301
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,421,503	2,909,007
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,445,460	2,951,986
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,908,786	1,631,822
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	587,898	502,043
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	908,169	876,987
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	154,408	148,493
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,077,161	1,917,205
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	132,768	116,872
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	38,465	33,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,937	23,756
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	25,348	22,172
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,814,100	4,076,462
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,000,301	5,973,624
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,974,564	4,276,076
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,213,486	2,742,190
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,628,230	2,252,625
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,312,669	1,978,548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,460,455	1,240,785
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	295,314	253,572
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,152,708	1,113,121
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,103,995	1,064,903
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	993,837	959,188
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	984,551	949,687
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	976,569	942,006
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	815,438	787,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	91,552	88,470
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,320,703	6,187,554
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051 (g)	5,158,085	4,411,262
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,544	14,035
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,951,545	3,369,534
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	284,289	242,417
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,423,844	1,373,444
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	908,839	876,185
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	865,525	835,348
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	7,578,778	6,405,682
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,279,634	1,095,160
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	983,463	842,914
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	467,913	421,338
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,386	5,548
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	21,088,073	18,127,058
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	230,783	222,615
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	10,420	9,137
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	11,199,571	9,494,023
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,810,633	2,382,610
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,248,347	1,905,953
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,165,773	1,835,954
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	602,245	538,006
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	917,861	788,122
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	30,756	29,756
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	75,259	72,491
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	24,448	22,879
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	447,462	410,020
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	95,375	87,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,480	58,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,639	48,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,060	45,883
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,835	41,917
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,672	41,646
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	36,256	33,102
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,287	24,218
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,395	20,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,919	18,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,953	17,291
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,168	14,798
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,116	14,718
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,893	13,582
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,657	13,411
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,592	13,316
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,344	13,222
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,409	13,179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,492	11,405
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,868	10,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,159	10,206
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,325	4,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	51,384	47,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	214,178	187,984
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	40,798	37,257
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	7,687	7,057
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,758	5,279
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,922	3,612
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	176,765	158,350
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	695,945	613,658
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	2,040,485	1,797,310
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	62,091	60,564
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	162,650	152,212
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	223,414	204,965
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,884	35,587
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	31,650	29,022
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,946	19,969
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,318	12,224
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,754	10,736
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,621	10,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,019	10,103
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,672	9,898
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,292	9,353
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,163,508	4,593,328
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,259,304	2,012,645
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,837,910	1,625,769
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	24,043	21,388
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,364	16,336
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	3,543	3,496
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	369,255	359,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	182,596	175,368
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	122,461	112,392
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	52,131	47,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	29,976	27,433
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,376	25,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,373	24,133
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,798	23,604
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,976	22,728
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,161	22,139
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,483	17,763
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,896	13,763
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,424	10,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,106	10,126
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,154	9,287
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,969	9,138
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,088	8,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,502	6,855
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,394	6,725
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,491	5,941
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,591	4,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,479	2,234
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	769,047	678,117
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	225,500	199,472
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	103,970	101,976
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	43,350	42,349
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	337,444	308,161
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	245,065	223,803
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	187,114	171,255
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	146,826	134,245
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	116,434	106,372
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,483	57,989
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,120	57,844
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	55,064	50,201
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,049	32,776
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,836	31,987
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	32,871	30,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,700	18,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,576	14,164
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,699	10,642
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,190	9,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,811	8,959
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,391	7,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,302	7,616
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,337	3,137
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	1,592,700	1,418,817
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	277,616	244,098
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	101,919	93,370
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	30,137	27,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	24,734	22,601
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,337	13,103
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,394	12,223
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,308	9,423
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,129	8,352
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,086	6,475
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	47,802	43,289
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	84,611	76,876
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	33,880	30,473
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,264,298	1,132,985
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,604,450	5,885,474
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,438,555	2,167,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,573,495	1,405,642
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,503,609	1,326,766
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,010,195	888,227
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	66,335	60,621
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,710	21,625
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	22,389	20,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,508	18,728
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,230	11,170
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,965	10,914
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,568	10,563
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	3,563	3,278
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	310,498	279,785
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,107,832	6,282,969
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,070,950	1,844,854
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,215,643	1,076,468
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	328,452	299,595
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	268,278	245,170
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,912	37,367
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,738	25,337
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,819	23,556
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,276	21,244
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	16,889	15,430
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,861	10,839
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,194	9,256
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,914	1,752
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	43,776	39,502
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,258	6,591
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,417	5,888
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,227	12,903
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,103	9,204
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,991	7,281
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,803	7,152
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,197	6,540
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	259,457	236,987
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,278	11,112
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,548,998	3,144,901
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,173,552	8,977,016
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,343,229	1,197,842
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	987,905	873,876
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	881,163	789,093
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	123,396	120,729
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	351,942	329,356
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	63,646	58,427
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	19,581	17,891
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	553,637	503,899
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,452	14,084
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,742	10,782
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	30,499	27,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	26,694	24,188
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,703,259	2,423,336
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,050,798	919,001
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,491,260	1,321,462
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	11,819	10,759
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	156,372	142,499
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	78,391	71,352
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,746	16,145
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	89,460	80,617
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	77,585	69,945
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,633	27,476
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,180,037	1,057,107
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,296,947	4,700,445
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,776	5,310
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	4,726	4,347
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	212,309	194,062
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	45,250	41,219
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	32,160	29,247
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	20,499	18,697
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,332	5,772
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,800,539	2,508,793
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	980,063	877,965
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	9,233	8,715
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	54,579	50,807
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	25,477	23,686
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	55,845	52,498
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,236	3,037
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,419,671	1,316,890
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,017	20,423
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,767	10,915
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	568	529
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	290,510	270,023
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,880,115	1,761,532
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	181,880	169,031
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	264,741	246,071
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,208	24,576
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	10,431	9,675
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	16,076,659	14,926,922
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	265,049	242,630
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,915	14,065
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,795	2,632
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,677	2,519
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	29,826	28,037
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	9,278	8,662
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	28,136	26,306
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,943,439	1,819,866
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	472,290	438,097
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	228,790	212,226
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	389,757	360,565
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	319,014	291,831
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,069	12,123
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	86,651	79,484
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	83,013	77,740
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	670,304	612,559
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	32,680	29,803
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,108,497	3,785,372
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,041,862	2,788,366
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	85,234	78,211
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	48,822	47,012
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,073,352	987,258
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	190,291	173,362
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,362,708	1,249,146
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	103,977	95,312
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,075	9,460
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,841,243	1,705,639
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	705,477	650,213
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	3,800,582	3,500,486
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	769,364	714,625
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	458,630	425,999
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	19,475	18,089
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,068,048	1,001,934
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,178	1,107
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	33,572	31,508
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	232,526	215,982
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,604	31,649
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,536	8,975
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	175,575	163,193
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	157,653	144,515
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,377	8,855
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	24,362	22,966
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	11,745	11,286
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	312,947	302,542
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,128	12,699
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,658	9,369
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,598	8,315
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,393	5,225
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,129	7,816
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,235	2,217
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	26,578	25,283
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	281,736	268,449
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	76,174	73,704
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	15,546	15,070
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	385,409	372,076
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	265,602	256,382
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,350	15,765
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	8,558	8,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,481	3,406
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	110,405	106,611
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	44,217	42,397
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	346,274	330,592
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	469,169	453,628
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,341	84,524
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	43,121	41,696
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,433	36,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,589	31,516
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,147	20,495
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,554	19,876
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,071	13,684
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,682	12,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,514	4,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,228	2,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	238,342	230,148
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	135,252	130,555
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	110,286	106,402
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,444	9,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	367,767	350,422
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	45,056	42,931
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,584	9,320
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,046	8,766
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,168	5,957
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,791	5,594
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,540	5,372
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,561	4,413
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,108	3,952
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,995	3,864
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,917	2,828
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,719	1,662
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	41,694	40,198
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	37,972	36,633
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,139	17,507
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	9,814	9,468
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	210,786	200,845
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	255,333	246,873
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,942	6,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,666	5,479
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	21,607	20,786
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,367	6,193
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,547	5,366
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	85,478	81,527
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	147,182	140,056
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	187,498	178,655
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	8,553	8,351
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	44,995	43,815
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,382	13,887
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,284	11,914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,000	10,631
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,793	9,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,668	3,560
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,848	2,753
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	129,490	124,765
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,138	22,333
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,759	20,033
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,890	14,348
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,701	8,400
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	42,303	40,548
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,445	6,190
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	519,285	497,565
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	112,333	108,390
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	79,924	77,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	37,562	36,237
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,045	26,961
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,613	21,804
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,301	18,600
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,531	9,187
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,903	3,783
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	44,916	43,143
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	39,724	37,975
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	488,830	465,775
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	47,776	45,512
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	503,950	480,182
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	44,695	43,186
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	554,384	528,930
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,818	2,738
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	486,871	465,126
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	456,209	434,408
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	274,744	261,614
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	47,673	45,413
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,623	6,430
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,119	4,950
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	57,255	54,846
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	576,735	548,994
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	281,081	273,709
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	52,687	51,306
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,007	9,662
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,324	10,915
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,550	2,463
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	585,628	559,106
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	13,877	13,235
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	266,481	253,912
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,613	24,405
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	470,606	448,301
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	15,884	15,275
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	17,526	17,123
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,842	1,830
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,560	6,461
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	132,037	128,846
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	21,191	20,679
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	14,681	14,280
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,639	10,505
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,449	9,336
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,685	3,624
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	376,249	370,097
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	53,780	52,480
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,858	3,830
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,119	10,979
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,865	4,805
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,516	1,498
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	39,283	38,784
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,914	3,861
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,742	3,710
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	988,948	976,396
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	27,645	27,256
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	50,759	50,039
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,848	8,690
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	92,983	91,775
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,075	17,666
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	9,634	9,401
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	19,116	18,995
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,874	4,843
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	75,395	74,527
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	628	620
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,725	15,522
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,457	15,274
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,353	8,244
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,276	5,211
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,647	4,584
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,263	4,209
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	84,354	83,148
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,077	13,852
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,896	8,745
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,862	2,823
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	40,373	39,548
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	6,586	6,552
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,765	5,691
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,311	3,268
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,406	1,391
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	87,396	85,973
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	527,945	521,321
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	87,137	84,895
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	68,356	66,597
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	41,764	40,598
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	128,314	127,258
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	28,482	28,295
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,102	1,097
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,440	8,341
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	60,445	59,419
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	442,793	437,336
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	37,108	36,420
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	42,246	41,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,864	11,607
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	76,164	74,204
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,532	18,055
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	488,279	484,973
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	134,879	133,993
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	87,472	86,915
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,776	2,744
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	792	784
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	31,747	31,452
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,508	17,243
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	21,569	21,180
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	49,520	48,400
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	48,991	47,843
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,295	36,452
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	21,088	20,658
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,776	14,442
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,166	12,881
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	51,814	50,481
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	210	210
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	466,906	463,209
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,862	1,842
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,035	5,961
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	51,094	49,939
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,093	24,572
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,573	11,333
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	66,438	65,891
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,974	1,953
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	133,402	132,453
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	139,464	137,193
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	73,241	71,997
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	14,424	14,143
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	608,307	595,315
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,560	25,014
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,641	13,332
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,574	9,375
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,302	1,295
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	791	789
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	98,736	97,593
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,464	13,322
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,714	6,642
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,305	5,242
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,291	1,277
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,250	7,153
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	24,607	24,246
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	513,012	502,056
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	87,435	85,458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,101	17,995
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,944	9,882
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,828	8,775
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,671	6,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,971	5,933
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,030	4,999
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,028	3,009
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,734	1,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,515	1,506
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	805	800
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,370	3,355
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	173,391	171,964
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,581	2,549
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,620	1,602
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,527	1,510
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,873	6,782
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,011	1,000
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,582	4,508
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	7,838	7,648
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,286	21,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,017	9,953
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,612	9,552
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,811	7,762
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,622	3,599
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,221	3,200
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	51,562	51,187
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	21,128	20,989
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,201	2,186
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,050	8,957
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,438	2,405
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	213,573	210,877
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	13,455	13,323
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	93,775	91,508
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,354	23,765
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	181,743	183,030
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,161	1,166
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	1,653,280	1,664,960
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	97,994	98,702
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (f)	2,451,860	2,448,000
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,554,209	1,549,334
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	809,254	808,991
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	591,820	590,888
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	390,057	388,833
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	35,838	36,092
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	431,456	430,508
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	424,204	426,925
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	49,822	50,097
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,548	13,627
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	16,842	16,964
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,783	5,825
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,000	12,083
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,013	14,115
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,463	6,509
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,415	3,439
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	10,726	10,793
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	3,011,532	2,965,383
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	16,253	16,348
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,045	6,088
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,228	3,251
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,294	2,311
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,700	22,839
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	10,585	10,661
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	27,197	27,372
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,118	2,133
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	35,562	35,769
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	8,848	8,903
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,417	3,444
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,854	4,882
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	127,783	128,078
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	853,539	871,620
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,709,023	2,765,564
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	18,326	18,502
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	31,161	31,373
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	21,266	21,442
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	868,592	887,535
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	843,297	862,479
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,127,228	4,194,023
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,051,621	1,069,626
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	771,428	783,430
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	676,674	691,220
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	21,394	21,573
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	434	442
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,066	1,090
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	448	457
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	2,128	2,176
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	2,421	2,478
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	61,131	62,394
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	1,024	1,045
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	1,483	1,521
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	1,040	1,077
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	46,948	48,324
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	91,919	94,987
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,088	2,159
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	515	532
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	38,520	39,970
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	37,871	39,336
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,629	4,818
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	175,485	181,661
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	75,425	78,115
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,268,892	2,354,949
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,181,824	1,226,649
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	27,791	28,637
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	15,421	15,917
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,969	4,108
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,925	3,028
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,592	2,685
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,212	1,253
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	845	870
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	561	581
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	432	447
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	332	343
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	223	231
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	36,176	37,492
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,529,640	1,601,395
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	3,973,865	4,113,537
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	65,454	67,560
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	66,193	68,188
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	11,862	12,253
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,284	5,449
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	871	902
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	686	711
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	564	584
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	502	520
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	10,748	11,179
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,325,602	1,364,066
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	9,430,652	9,769,927
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,317,481	1,368,275
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	494,364	514,042
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	190,068	197,753
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	15,936	16,583
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	18,123	18,639
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,718,843	2,819,204
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	443,033	461,636
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	62,207	64,722
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	62,086	64,557
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	60,296	62,696
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	17,903	18,413
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	20,077	20,672
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,277	13,797
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,568	1,629
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,392,030	1,445,698
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	126,287	130,160
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,353,555	3,458,743
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,720	1,767
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	355	366
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,009	1,044
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,819	2,920
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	45,576	47,318
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	814,040	835,058
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,272,583	2,357,182
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	672	690
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,007	7,224
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,888	2,990
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,641	1,696
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	206	213
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	105	107
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	203,288	209,835
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	23,415	24,222
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,304,364	1,352,513
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	153,215	159,362
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	6,891	7,122
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,659	2,747
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,353	2,428
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	534	552
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	496	512
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	242	251
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	140	143
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,259	6,506
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	6,766,658	7,009,139
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	87,001	90,352
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,668,612	2,773,165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	493,995	512,230
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,364,696	2,461,037
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,501,709	1,548,226
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,417,150	1,471,786
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,492,258	4,611,436
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,247,340	4,402,796
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,113,215	1,149,785
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	143,536	149,160
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	68,485	71,148
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	83,426	86,006
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,116	4,250
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,152	2,223
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,216	1,256
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	515	532
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	346	357
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	115	118
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	99,837	102,709
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	3,541,607	3,687,003
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	1,908	1,949
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	21,356	22,078
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,527	4,673
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,838	1,904
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	793	819
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	700	724
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	104	107
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,851	2,961
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	945,672	974,374
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	441,545	455,671
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	44,980	46,953
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	575	597
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	440	460
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	6,666,024	7,034,275
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,021	5,257
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,074	1,126
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	155,654	163,049
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	22,791	23,674
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	219,584	228,094
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	720	755
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	306,596	323,639
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	58,991	61,530
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	348	363
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,554	1,627
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	2,917,085	3,071,852
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	407,874	429,954
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	242,088	252,038
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,172,598	3,346,870
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,651,336	1,738,948
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	32,995	34,964
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	157	163
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	835	878
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	30,470	32,047
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,170,369	3,345,510
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,226	1,274
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	285,564	300,714
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	276,998	288,513
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	65,777	68,327
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	13,055	13,561
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	27,531	28,598
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	485	508
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	345,699	360,070
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,695	1,775
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	630	660
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	202,904	210,768
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	158,693	164,843
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	36,498	37,913
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,011,701	4,232,065
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	573,946	605,527
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	293	307
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	262	273
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,630,772	1,717,803
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	30,385	31,358
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	112	112
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	3	3
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	435	460
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	125	132
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	54	57
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,309,236	1,405,730
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	662,610	707,977
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	373,337	399,541
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	38	38
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	66	70
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	125	132
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	49	52
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	114	120
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	298	315
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	124	131
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	259,572	277,790
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	48	50
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	353	373
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	55,055	58,807
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	15,771	16,900
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	394	416
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	368	389
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	184	194
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	996,633	1,072,112
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	403,340	430,987
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	144	152
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	62	66
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	302	319
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	235	249
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	15	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	149	158
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	993	1,050
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,300	2,430
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	238	252
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	120	127
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	118	124
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	23	25
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	119	125
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	265	281
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	49	52
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,248	1,319
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	141	149
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	3,049	3,222
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	178	188
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	166	176
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	143	152
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	92	97
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	562	594
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	366	386
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,182	2,306
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	812	858
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	502	530
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	466	492
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	272	288
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	73	77
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	599	633
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	155	163
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	105	111
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	210	222
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	77	81
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	393	416
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	316	334
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	136	143
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	106	112
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,871	1,985
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	111	112
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	108	114
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	74	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	417	440
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	62	65
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,051	5,338
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,593	1,683
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	119	119
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	310	328
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	158	167
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	89	94
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	41	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	646	683
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	904	955
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	113	120
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	70	74
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	23	24
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,825	1,929
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	21,149	22,564
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	216,258	232,704
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	154,198	165,611
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	76	76
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,906	3,973
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	245	249
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	198	201
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	153	156
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	97	97
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	81	82
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	117	119
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	766	794
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	93	96
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	174	180
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	112	114
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	63	65
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	443	463
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	79	79
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	262	270
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	236	246
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	222	224
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	183	185
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	61	61
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	359	370
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	163	167
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	76	79
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	2,500	2,538
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	107	111
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	239	242
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	227	234
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	185	190
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,824	4,068
Freddie Mac Gold Pool 1.5% 1/1/2036	810,922	731,357
Freddie Mac Gold Pool 1.5% 10/1/2035	2,204,938	1,992,728
Freddie Mac Gold Pool 1.5% 12/1/2031	7,610,544	7,186,071
Freddie Mac Gold Pool 1.5% 12/1/2040	170,132	144,009
Freddie Mac Gold Pool 1.5% 12/1/2050	19,982	15,475
Freddie Mac Gold Pool 1.5% 2/1/2041	2,905,155	2,455,140
Freddie Mac Gold Pool 1.5% 3/1/2041	297,389	251,131
Freddie Mac Gold Pool 1.5% 4/1/2041	1,653,536	1,395,324
Freddie Mac Gold Pool 1.5% 4/1/2041	682,911	576,856
Freddie Mac Gold Pool 1.5% 5/1/2036	3,499,466	3,161,574
Freddie Mac Gold Pool 2% 1/1/2052	668,582	546,613
Freddie Mac Gold Pool 2% 1/1/2052	185,858	149,861
Freddie Mac Gold Pool 2% 1/1/2052	87,604	71,705
Freddie Mac Gold Pool 2% 10/1/2041	1,682,770	1,456,743
Freddie Mac Gold Pool 2% 10/1/2050	445,415	360,818
Freddie Mac Gold Pool 2% 10/1/2050	18,462	14,955
Freddie Mac Gold Pool 2% 11/1/2041	1,006,852	871,217
Freddie Mac Gold Pool 2% 11/1/2050	9,560,509	7,735,723
Freddie Mac Gold Pool 2% 11/1/2050	2,963,877	2,430,588
Freddie Mac Gold Pool 2% 11/1/2050	36,337	29,401
Freddie Mac Gold Pool 2% 11/1/2050	25,088	20,300
Freddie Mac Gold Pool 2% 11/1/2050	22,786	18,644
Freddie Mac Gold Pool 2% 11/1/2051	547,769	446,299
Freddie Mac Gold Pool 2% 12/1/2051	1,090,660	890,328
Freddie Mac Gold Pool 2% 12/1/2051	870,480	708,687
Freddie Mac Gold Pool 2% 12/1/2051	32,131	26,269
Freddie Mac Gold Pool 2% 2/1/2051	14,427,495	11,664,745
Freddie Mac Gold Pool 2% 2/1/2051	721,897	578,245
Freddie Mac Gold Pool 2% 2/1/2051	19,806	16,044
Freddie Mac Gold Pool 2% 2/1/2052	983,586	787,860
Freddie Mac Gold Pool 2% 2/1/2052	869,724	696,656
Freddie Mac Gold Pool 2% 2/1/2052	382,927	312,352
Freddie Mac Gold Pool 2% 2/1/2052	226,725	182,601
Freddie Mac Gold Pool 2% 3/1/2051	16,162,684	13,067,659
Freddie Mac Gold Pool 2% 3/1/2051	9,918,860	8,034,976
Freddie Mac Gold Pool 2% 3/1/2051	456,567	372,420
Freddie Mac Gold Pool 2% 3/1/2051	362,712	295,862
Freddie Mac Gold Pool 2% 3/1/2051	50,922	41,537
Freddie Mac Gold Pool 2% 3/1/2051	30,833	25,150
Freddie Mac Gold Pool 2% 3/1/2052	9,204,145	7,493,398
Freddie Mac Gold Pool 2% 3/1/2052	993,248	795,600
Freddie Mac Gold Pool 2% 4/1/2051	270,031	218,153
Freddie Mac Gold Pool 2% 4/1/2052	5,701,251	4,632,668
Freddie Mac Gold Pool 2% 4/1/2052	60,250	49,127
Freddie Mac Gold Pool 2% 5/1/2051	13,066,589	10,646,108
Freddie Mac Gold Pool 2% 5/1/2051	1,461,498	1,180,720
Freddie Mac Gold Pool 2% 5/1/2051	505,496	412,331
Freddie Mac Gold Pool 2% 5/1/2051	153,738	124,587
Freddie Mac Gold Pool 2% 5/1/2051	44,324	36,280
Freddie Mac Gold Pool 2% 6/1/2035	2,425,682	2,241,939
Freddie Mac Gold Pool 2% 6/1/2050	7,907,726	6,405,816
Freddie Mac Gold Pool 2% 6/1/2051	813,389	651,531
Freddie Mac Gold Pool 2% 6/1/2051	17,825	14,400
Freddie Mac Gold Pool 2% 6/1/2052	327,705	264,645
Freddie Mac Gold Pool 2% 7/1/2041	2,498,898	2,172,509
Freddie Mac Gold Pool 2% 7/1/2041	469,448	407,378
Freddie Mac Gold Pool 2% 7/1/2050	250,121	204,023
Freddie Mac Gold Pool 2% 7/1/2050	22,495	18,223
Freddie Mac Gold Pool 2% 7/1/2050	20,087	16,272
Freddie Mac Gold Pool 2% 7/1/2051	1,008,469	829,222
Freddie Mac Gold Pool 2% 7/1/2051	300,229	244,801
Freddie Mac Gold Pool 2% 8/1/2050	7,069,310	5,726,639
Freddie Mac Gold Pool 2% 8/1/2050	15,058	12,283
Freddie Mac Gold Pool 2% 8/1/2051	425,741	344,880
Freddie Mac Gold Pool 2% 8/1/2052	21,420	17,252
Freddie Mac Gold Pool 2% 9/1/2050	15,211,636	12,322,498
Freddie Mac Gold Pool 2% 9/1/2050	81,845	66,300
Freddie Mac Gold Pool 2% 9/1/2050	14,661	11,876
Freddie Mac Gold Pool 2% 9/1/2051	352,226	287,199
Freddie Mac Gold Pool 2% 9/1/2051	351,697	286,768
Freddie Mac Gold Pool 2% 9/1/2051	60,316	49,181
Freddie Mac Gold Pool 2.5% 1/1/2031	22,111	21,394
Freddie Mac Gold Pool 2.5% 1/1/2041	783,520	703,204
Freddie Mac Gold Pool 2.5% 1/1/2042	684,555	609,812
Freddie Mac Gold Pool 2.5% 1/1/2051	1,057,203	895,214
Freddie Mac Gold Pool 2.5% 1/1/2052	4,497,045	3,843,121
Freddie Mac Gold Pool 2.5% 10/1/2031	123,859	119,616
Freddie Mac Gold Pool 2.5% 10/1/2041	335,663	299,414
Freddie Mac Gold Pool 2.5% 10/1/2050 (e)	8,018,138	6,884,779
Freddie Mac Gold Pool 2.5% 11/1/2031	132,783	127,873
Freddie Mac Gold Pool 2.5% 11/1/2041	196,337	175,575
Freddie Mac Gold Pool 2.5% 11/1/2050	3,532,003	3,030,549
Freddie Mac Gold Pool 2.5% 12/1/2050	416,040	356,973
Freddie Mac Gold Pool 2.5% 2/1/2051	8,069,737	6,918,998
Freddie Mac Gold Pool 2.5% 3/1/2032	556,934	535,019
Freddie Mac Gold Pool 2.5% 4/1/2042	136,882	121,999
Freddie Mac Gold Pool 2.5% 4/1/2052	5,154,630	4,406,697
Freddie Mac Gold Pool 2.5% 4/1/2052	3,863,609	3,294,550
Freddie Mac Gold Pool 2.5% 4/1/2052	1,582,908	1,353,229
Freddie Mac Gold Pool 2.5% 4/1/2052	583,377	500,188
Freddie Mac Gold Pool 2.5% 5/1/2030	10,588	10,306
Freddie Mac Gold Pool 2.5% 5/1/2051	2,380,607	2,037,414
Freddie Mac Gold Pool 2.5% 5/1/2051	857,063	738,863
Freddie Mac Gold Pool 2.5% 5/1/2052	4,594,171	3,920,381
Freddie Mac Gold Pool 2.5% 6/1/2031	74,438	72,020
Freddie Mac Gold Pool 2.5% 6/1/2031	74,561	72,006
Freddie Mac Gold Pool 2.5% 6/1/2041	161,341	144,231
Freddie Mac Gold Pool 2.5% 7/1/2031	127,405	123,108
Freddie Mac Gold Pool 2.5% 7/1/2032	177,210	169,960
Freddie Mac Gold Pool 2.5% 8/1/2031	218,958	211,456
Freddie Mac Gold Pool 2.5% 8/1/2041	574,711	513,168
Freddie Mac Gold Pool 2.5% 8/1/2051	21,155	18,105
Freddie Mac Gold Pool 2.5% 8/1/2052	288,137	243,177
Freddie Mac Gold Pool 3% 1/1/2043	40,605	36,947
Freddie Mac Gold Pool 3% 1/1/2043	38,432	35,202
Freddie Mac Gold Pool 3% 1/1/2052	1,310,603	1,156,050
Freddie Mac Gold Pool 3% 1/1/2052	547,675	481,550
Freddie Mac Gold Pool 3% 1/1/2052	111,787	98,290
Freddie Mac Gold Pool 3% 10/1/2042	18,210	16,644
Freddie Mac Gold Pool 3% 10/1/2049	1,553,475	1,373,194
Freddie Mac Gold Pool 3% 10/1/2051	954,339	851,640
Freddie Mac Gold Pool 3% 11/1/2042	6,185	5,706
Freddie Mac Gold Pool 3% 11/1/2049	3,133,416	2,790,347
Freddie Mac Gold Pool 3% 12/1/2042	573,975	526,054
Freddie Mac Gold Pool 3% 12/1/2042	51,367	47,087
Freddie Mac Gold Pool 3% 12/1/2042	18,809	17,196
Freddie Mac Gold Pool 3% 12/1/2046	1,231,902	1,104,923
Freddie Mac Gold Pool 3% 2/1/2033	31,112	30,409
Freddie Mac Gold Pool 3% 2/1/2037	164,225	155,757
Freddie Mac Gold Pool 3% 2/1/2037	14,936	14,166
Freddie Mac Gold Pool 3% 2/1/2043	39,356	36,191
Freddie Mac Gold Pool 3% 2/1/2043	32,649	29,854
Freddie Mac Gold Pool 3% 2/1/2043	22,250	20,400
Freddie Mac Gold Pool 3% 2/1/2043	13,341	12,188
Freddie Mac Gold Pool 3% 3/1/2043	27,560	25,253
Freddie Mac Gold Pool 3% 3/1/2050	2,804,181	2,478,756
Freddie Mac Gold Pool 3% 3/1/2052	1,440,340	1,277,240
Freddie Mac Gold Pool 3% 3/1/2052	1,249,422	1,111,455
Freddie Mac Gold Pool 3% 3/1/2052	394,819	350,974
Freddie Mac Gold Pool 3% 3/1/2052	278,158	244,574
Freddie Mac Gold Pool 3% 4/1/2032	15,058	14,674
Freddie Mac Gold Pool 3% 4/1/2032	5,000	4,869
Freddie Mac Gold Pool 3% 4/1/2034	202,190	195,083
Freddie Mac Gold Pool 3% 4/1/2043	14,207	13,015
Freddie Mac Gold Pool 3% 4/1/2045	17,512	15,752
Freddie Mac Gold Pool 3% 4/1/2046	58,742	52,768
Freddie Mac Gold Pool 3% 4/1/2046	53,274	47,950
Freddie Mac Gold Pool 3% 4/1/2050	2,828,673	2,500,406
Freddie Mac Gold Pool 3% 5/1/2045	27,776	25,082
Freddie Mac Gold Pool 3% 5/1/2046	921,273	828,324
Freddie Mac Gold Pool 3% 5/1/2046	144,459	129,830
Freddie Mac Gold Pool 3% 6/1/2031	69,958	68,222
Freddie Mac Gold Pool 3% 6/1/2031	26,781	26,129
Freddie Mac Gold Pool 3% 6/1/2031	17,719	17,272
Freddie Mac Gold Pool 3% 6/1/2031	14,444	14,069
Freddie Mac Gold Pool 3% 6/1/2031	11,933	11,665
Freddie Mac Gold Pool 3% 6/1/2031	11,231	10,936
Freddie Mac Gold Pool 3% 6/1/2031	9,600	9,385
Freddie Mac Gold Pool 3% 6/1/2046	926,464	831,547
Freddie Mac Gold Pool 3% 6/1/2052	1,463,195	1,295,678
Freddie Mac Gold Pool 3% 6/1/2052	889,337	781,961
Freddie Mac Gold Pool 3% 6/1/2052	671,257	592,728
Freddie Mac Gold Pool 3% 7/1/2032	18,283	17,767
Freddie Mac Gold Pool 3% 7/1/2045	58,671	53,068
Freddie Mac Gold Pool 3% 7/1/2045	27,857	25,723
Freddie Mac Gold Pool 3% 7/1/2045	10,313	9,359
Freddie Mac Gold Pool 3% 7/1/2052	10,780,778	9,549,883
Freddie Mac Gold Pool 3% 8/1/2032	26,962	26,194
Freddie Mac Gold Pool 3% 8/1/2032	15,772	15,322
Freddie Mac Gold Pool 3% 8/1/2042	13,059	12,010
Freddie Mac Gold Pool 3% 8/1/2042	10,170	9,310
Freddie Mac Gold Pool 3% 8/1/2045	40,213	36,300
Freddie Mac Gold Pool 3% 8/1/2045	19,281	17,510
Freddie Mac Gold Pool 3% 8/1/2052	2,053,215	1,824,564
Freddie Mac Gold Pool 3% 9/1/2049	13,870	12,386
Freddie Mac Gold Pool 3.5% 1/1/2046	115,417	107,102
Freddie Mac Gold Pool 3.5% 1/1/2048	1,558,239	1,436,173
Freddie Mac Gold Pool 3.5% 1/1/2048	936,205	862,867
Freddie Mac Gold Pool 3.5% 10/1/2040	45,777	43,115
Freddie Mac Gold Pool 3.5% 10/1/2047	8,529	7,927
Freddie Mac Gold Pool 3.5% 10/1/2051	994,564	913,546
Freddie Mac Gold Pool 3.5% 10/1/2051	782,547	717,088
Freddie Mac Gold Pool 3.5% 11/1/2040	95,152	89,838
Freddie Mac Gold Pool 3.5% 11/1/2047	61,091	56,783
Freddie Mac Gold Pool 3.5% 11/1/2047	61,132	56,413
Freddie Mac Gold Pool 3.5% 12/1/2033	135,799	132,441
Freddie Mac Gold Pool 3.5% 12/1/2040	91,286	86,164
Freddie Mac Gold Pool 3.5% 12/1/2046	217,300	201,815
Freddie Mac Gold Pool 3.5% 12/1/2047	245,087	226,167
Freddie Mac Gold Pool 3.5% 12/1/2047	14,448	13,429
Freddie Mac Gold Pool 3.5% 2/1/2034	1,424,682	1,389,922
Freddie Mac Gold Pool 3.5% 2/1/2043	544,578	511,010
Freddie Mac Gold Pool 3.5% 2/1/2043	45,822	43,252
Freddie Mac Gold Pool 3.5% 2/1/2048	128,563	118,639
Freddie Mac Gold Pool 3.5% 2/1/2052	447,568	409,011
Freddie Mac Gold Pool 3.5% 3/1/2032	821,402	805,360
Freddie Mac Gold Pool 3.5% 3/1/2046	1,168,287	1,089,172
Freddie Mac Gold Pool 3.5% 4/1/2040	112,876	106,684
Freddie Mac Gold Pool 3.5% 4/1/2042	1,018,705	962,067
Freddie Mac Gold Pool 3.5% 4/1/2046	271,526	251,906
Freddie Mac Gold Pool 3.5% 4/1/2052	2,646,275	2,434,843
Freddie Mac Gold Pool 3.5% 5/1/2034	159,164	154,935
Freddie Mac Gold Pool 3.5% 5/1/2040	209,377	197,970
Freddie Mac Gold Pool 3.5% 5/1/2040	38,277	36,179
Freddie Mac Gold Pool 3.5% 5/1/2045	533,219	496,449
Freddie Mac Gold Pool 3.5% 5/1/2046	2,249,308	2,093,803
Freddie Mac Gold Pool 3.5% 5/1/2047	2,891,676	2,653,407
Freddie Mac Gold Pool 3.5% 6/1/2032	592,652	580,586
Freddie Mac Gold Pool 3.5% 6/1/2040	190,195	180,115
Freddie Mac Gold Pool 3.5% 6/1/2045	634,117	590,830
Freddie Mac Gold Pool 3.5% 6/1/2045	102,151	95,367
Freddie Mac Gold Pool 3.5% 6/1/2045	61,240	57,198
Freddie Mac Gold Pool 3.5% 6/1/2052	42,495	38,847
Freddie Mac Gold Pool 3.5% 7/1/2032	853,984	836,844
Freddie Mac Gold Pool 3.5% 7/1/2040	18,196	17,171
Freddie Mac Gold Pool 3.5% 7/1/2042	517,774	486,201
Freddie Mac Gold Pool 3.5% 7/1/2046	36,000	33,480
Freddie Mac Gold Pool 3.5% 7/1/2047	146,878	136,658
Freddie Mac Gold Pool 3.5% 7/1/2052	2,190,148	2,015,160
Freddie Mac Gold Pool 3.5% 8/1/2034	271,626	264,275
Freddie Mac Gold Pool 3.5% 8/1/2040	121,948	115,285
Freddie Mac Gold Pool 3.5% 8/1/2045	5,489	5,100
Freddie Mac Gold Pool 3.5% 8/1/2046	6,981	6,494
Freddie Mac Gold Pool 3.5% 8/1/2047	228,656	212,745
Freddie Mac Gold Pool 3.5% 8/1/2047	27,343	25,414
Freddie Mac Gold Pool 3.5% 8/1/2047	17,439	16,226
Freddie Mac Gold Pool 3.5% 8/1/2049	16,427,509	15,161,184
Freddie Mac Gold Pool 3.5% 8/1/2051	1,349,524	1,240,013
Freddie Mac Gold Pool 3.5% 9/1/2040	82,845	78,492
Freddie Mac Gold Pool 3.5% 9/1/2042	765,780	718,432
Freddie Mac Gold Pool 3.5% 9/1/2042	641,419	601,638
Freddie Mac Gold Pool 3.5% 9/1/2046	304,533	283,213
Freddie Mac Gold Pool 3.5% 9/1/2047	5,364	4,986
Freddie Mac Gold Pool 3.5% 9/1/2047	5,045	4,689
Freddie Mac Gold Pool 4% 1/1/2036	480,290	472,286
Freddie Mac Gold Pool 4% 1/1/2039	56,225	54,814
Freddie Mac Gold Pool 4% 1/1/2041	18,365	17,826
Freddie Mac Gold Pool 4% 1/1/2041	8,071	7,807
Freddie Mac Gold Pool 4% 10/1/2041	305,425	295,184
Freddie Mac Gold Pool 4% 10/1/2042	10,180	9,899
Freddie Mac Gold Pool 4% 10/1/2042	7,237	6,957
Freddie Mac Gold Pool 4% 10/1/2045	19,630	18,846
Freddie Mac Gold Pool 4% 11/1/2041	50,635	48,876
Freddie Mac Gold Pool 4% 11/1/2041	6,740	6,571
Freddie Mac Gold Pool 4% 11/1/2042	2,324	2,282
Freddie Mac Gold Pool 4% 11/1/2043	6,491	6,255
Freddie Mac Gold Pool 4% 11/1/2047	408,479	389,179
Freddie Mac Gold Pool 4% 11/1/2051	79,739	75,978
Freddie Mac Gold Pool 4% 12/1/2040	10,589	10,267
Freddie Mac Gold Pool 4% 12/1/2047	642,766	612,396
Freddie Mac Gold Pool 4% 2/1/2039	5,873	5,729
Freddie Mac Gold Pool 4% 2/1/2042	25,569	24,737
Freddie Mac Gold Pool 4% 2/1/2043	17,684	16,983
Freddie Mac Gold Pool 4% 2/1/2044	36,535	35,107
Freddie Mac Gold Pool 4% 2/1/2044	15,712	15,053
Freddie Mac Gold Pool 4% 2/1/2045	429,584	413,168
Freddie Mac Gold Pool 4% 2/1/2046	150,554	144,376
Freddie Mac Gold Pool 4% 2/1/2046	4,971	4,776
Freddie Mac Gold Pool 4% 2/1/2046	2,110	2,056
Freddie Mac Gold Pool 4% 2/1/2048	411,495	392,052
Freddie Mac Gold Pool 4% 2/1/2048	43,741	41,660
Freddie Mac Gold Pool 4% 2/1/2052	39,936	37,990
Freddie Mac Gold Pool 4% 2/1/2052	33,261	31,692
Freddie Mac Gold Pool 4% 2/1/2053	10,271,225	9,720,194
Freddie Mac Gold Pool 4% 3/1/2042	23,877	23,034
Freddie Mac Gold Pool 4% 3/1/2042	23,292	22,501
Freddie Mac Gold Pool 4% 3/1/2042	9,518	9,156
Freddie Mac Gold Pool 4% 4/1/2040	1,165	1,139
Freddie Mac Gold Pool 4% 4/1/2042	14,171	13,633
Freddie Mac Gold Pool 4% 4/1/2042	10,192	9,872
Freddie Mac Gold Pool 4% 4/1/2042	7,641	7,354
Freddie Mac Gold Pool 4% 4/1/2042	5,683	5,467
Freddie Mac Gold Pool 4% 4/1/2043	510,343	492,204
Freddie Mac Gold Pool 4% 4/1/2043	28,478	27,439
Freddie Mac Gold Pool 4% 4/1/2043	16,933	16,459
Freddie Mac Gold Pool 4% 4/1/2046	153,558	146,839
Freddie Mac Gold Pool 4% 4/1/2048	145,859	138,922
Freddie Mac Gold Pool 4% 4/1/2048	115,148	109,671
Freddie Mac Gold Pool 4% 4/1/2048	67,671	64,452
Freddie Mac Gold Pool 4% 4/1/2048	25,225	24,025
Freddie Mac Gold Pool 4% 4/1/2048	7,486	7,130
Freddie Mac Gold Pool 4% 4/1/2052	79,918	76,008
Freddie Mac Gold Pool 4% 4/1/2052	58,915	56,033
Freddie Mac Gold Pool 4% 5/1/2038	681,897	665,846
Freddie Mac Gold Pool 4% 5/1/2042	42,725	41,361
Freddie Mac Gold Pool 4% 5/1/2043	6,168	5,934
Freddie Mac Gold Pool 4% 5/1/2045	56,240	53,752
Freddie Mac Gold Pool 4% 5/1/2048	861,260	820,297
Freddie Mac Gold Pool 4% 6/1/2038	29,113	28,428
Freddie Mac Gold Pool 4% 6/1/2038	21,498	20,992
Freddie Mac Gold Pool 4% 6/1/2041	13,938	13,460
Freddie Mac Gold Pool 4% 6/1/2041	3,541	3,488
Freddie Mac Gold Pool 4% 6/1/2045	36,926	35,467
Freddie Mac Gold Pool 4% 6/1/2047	2,473,447	2,359,672
Freddie Mac Gold Pool 4% 6/1/2047	172,187	164,320
Freddie Mac Gold Pool 4% 6/1/2052	43,689	41,618
Freddie Mac Gold Pool 4% 7/1/2043	16,915	16,228
Freddie Mac Gold Pool 4% 7/1/2045	91,328	87,677
Freddie Mac Gold Pool 4% 7/1/2052	72,045	68,630
Freddie Mac Gold Pool 4% 8/1/2038	146,559	143,109
Freddie Mac Gold Pool 4% 8/1/2038	109,278	106,706
Freddie Mac Gold Pool 4% 8/1/2043	22,362	21,641
Freddie Mac Gold Pool 4% 8/1/2044	13,890	13,317
Freddie Mac Gold Pool 4% 8/1/2044	9,380	9,054
Freddie Mac Gold Pool 4% 8/1/2052	44,570	42,457
Freddie Mac Gold Pool 4% 9/1/2041	39,342	38,040
Freddie Mac Gold Pool 4% 9/1/2041	14,390	13,913
Freddie Mac Gold Pool 4% 9/1/2041	12,801	12,401
Freddie Mac Gold Pool 4% 9/1/2041	10,491	10,177
Freddie Mac Gold Pool 4% 9/1/2043	1,613	1,584
Freddie Mac Gold Pool 4% 9/1/2044	30,253	29,041
Freddie Mac Gold Pool 4% 9/1/2051	86,756	82,664
Freddie Mac Gold Pool 4.5% 1/1/2040	12,055	11,942
Freddie Mac Gold Pool 4.5% 1/1/2041	14,611	14,450
Freddie Mac Gold Pool 4.5% 1/1/2041	7,424	7,347
Freddie Mac Gold Pool 4.5% 1/1/2041	2,893	2,862
Freddie Mac Gold Pool 4.5% 1/1/2042	375,410	371,154
Freddie Mac Gold Pool 4.5% 1/1/2045	16,354	16,112
Freddie Mac Gold Pool 4.5% 1/1/2047	29,232	28,670
Freddie Mac Gold Pool 4.5% 10/1/2039	73,131	72,371
Freddie Mac Gold Pool 4.5% 10/1/2039	18,076	17,875
Freddie Mac Gold Pool 4.5% 10/1/2039	6,992	6,920
Freddie Mac Gold Pool 4.5% 10/1/2039	1,279	1,268
Freddie Mac Gold Pool 4.5% 10/1/2040	36,062	35,643
Freddie Mac Gold Pool 4.5% 10/1/2040	18,007	17,790
Freddie Mac Gold Pool 4.5% 10/1/2041	94,559	93,417
Freddie Mac Gold Pool 4.5% 10/1/2043	24,380	24,000
Freddie Mac Gold Pool 4.5% 10/1/2048	499,525	489,457
Freddie Mac Gold Pool 4.5% 10/1/2048	80,558	78,456
Freddie Mac Gold Pool 4.5% 11/1/2031	2,925	2,923
Freddie Mac Gold Pool 4.5% 11/1/2039	973	963
Freddie Mac Gold Pool 4.5% 11/1/2040	8,347	8,253
Freddie Mac Gold Pool 4.5% 11/1/2040	4,008	3,964
Freddie Mac Gold Pool 4.5% 11/1/2040	448	443
Freddie Mac Gold Pool 4.5% 11/1/2044	127,764	125,676
Freddie Mac Gold Pool 4.5% 11/1/2044	7,218	7,107
Freddie Mac Gold Pool 4.5% 12/1/2039	768	760
Freddie Mac Gold Pool 4.5% 12/1/2039	715	707
Freddie Mac Gold Pool 4.5% 12/1/2040	13,643	13,481
Freddie Mac Gold Pool 4.5% 12/1/2040	11,846	11,703
Freddie Mac Gold Pool 4.5% 12/1/2040	1,784	1,763
Freddie Mac Gold Pool 4.5% 12/1/2044	25,457	25,037
Freddie Mac Gold Pool 4.5% 12/1/2044	7,304	7,192
Freddie Mac Gold Pool 4.5% 12/1/2045	67,414	66,727
Freddie Mac Gold Pool 4.5% 12/1/2046	29,665	29,095
Freddie Mac Gold Pool 4.5% 2/1/2037	1,121	1,114
Freddie Mac Gold Pool 4.5% 2/1/2040	3,927	3,887
Freddie Mac Gold Pool 4.5% 2/1/2041	54,833	54,229
Freddie Mac Gold Pool 4.5% 2/1/2041	17,757	17,555
Freddie Mac Gold Pool 4.5% 2/1/2041	15,656	15,464
Freddie Mac Gold Pool 4.5% 2/1/2041	15,583	15,389
Freddie Mac Gold Pool 4.5% 2/1/2041	14,550	14,386
Freddie Mac Gold Pool 4.5% 2/1/2041	12,707	12,569
Freddie Mac Gold Pool 4.5% 2/1/2041	9,443	9,347
Freddie Mac Gold Pool 4.5% 2/1/2041	6,688	6,607
Freddie Mac Gold Pool 4.5% 2/1/2041	4,975	4,928
Freddie Mac Gold Pool 4.5% 2/1/2044	11,799	11,627
Freddie Mac Gold Pool 4.5% 2/1/2047	112,108	109,954
Freddie Mac Gold Pool 4.5% 3/1/2041	142,180	140,528
Freddie Mac Gold Pool 4.5% 3/1/2041	59,539	58,852
Freddie Mac Gold Pool 4.5% 3/1/2041	15,238	15,071
Freddie Mac Gold Pool 4.5% 3/1/2041	13,333	13,174
Freddie Mac Gold Pool 4.5% 3/1/2041	9,643	9,531
Freddie Mac Gold Pool 4.5% 3/1/2041	3,856	3,813
Freddie Mac Gold Pool 4.5% 3/1/2042	3,425	3,387
Freddie Mac Gold Pool 4.5% 3/1/2042	2,588	2,559
Freddie Mac Gold Pool 4.5% 3/1/2044	11,091	10,918
Freddie Mac Gold Pool 4.5% 4/1/2041	183,615	181,505
Freddie Mac Gold Pool 4.5% 4/1/2041	21,164	20,899
Freddie Mac Gold Pool 4.5% 4/1/2041	20,583	20,336
Freddie Mac Gold Pool 4.5% 4/1/2041	5,365	5,298
Freddie Mac Gold Pool 4.5% 4/1/2041	2,389	2,362
Freddie Mac Gold Pool 4.5% 4/1/2041	1,285	1,270
Freddie Mac Gold Pool 4.5% 5/1/2035	6,154	6,116
Freddie Mac Gold Pool 4.5% 5/1/2039	47,350	46,926
Freddie Mac Gold Pool 4.5% 5/1/2040	2,971	2,946
Freddie Mac Gold Pool 4.5% 5/1/2040	2,535	2,508
Freddie Mac Gold Pool 4.5% 5/1/2041	22,110	21,831
Freddie Mac Gold Pool 4.5% 5/1/2041	14,740	14,568
Freddie Mac Gold Pool 4.5% 5/1/2041	14,404	14,239
Freddie Mac Gold Pool 4.5% 5/1/2045	119,534	117,648
Freddie Mac Gold Pool 4.5% 5/1/2047	339,142	332,307
Freddie Mac Gold Pool 4.5% 5/1/2047	249,679	244,646
Freddie Mac Gold Pool 4.5% 5/1/2047	116,920	114,563
Freddie Mac Gold Pool 4.5% 6/1/2038	7,417	7,370
Freddie Mac Gold Pool 4.5% 6/1/2039	4,320	4,274
Freddie Mac Gold Pool 4.5% 6/1/2040	5,304	5,248
Freddie Mac Gold Pool 4.5% 6/1/2040	1,175	1,162
Freddie Mac Gold Pool 4.5% 6/1/2041	20,219	20,012
Freddie Mac Gold Pool 4.5% 6/1/2041	17,449	17,235
Freddie Mac Gold Pool 4.5% 6/1/2041	16,916	16,712
Freddie Mac Gold Pool 4.5% 6/1/2041	14,248	14,097
Freddie Mac Gold Pool 4.5% 6/1/2041	8,794	8,688
Freddie Mac Gold Pool 4.5% 6/1/2041	6,709	6,652
Freddie Mac Gold Pool 4.5% 6/1/2041	2,836	2,802
Freddie Mac Gold Pool 4.5% 6/1/2041	1,010	998
Freddie Mac Gold Pool 4.5% 6/1/2047	486,255	476,454
Freddie Mac Gold Pool 4.5% 6/1/2047	133,083	130,484
Freddie Mac Gold Pool 4.5% 7/1/2040	26,795	26,507
Freddie Mac Gold Pool 4.5% 7/1/2040	12,460	12,315
Freddie Mac Gold Pool 4.5% 7/1/2040	10,555	10,437
Freddie Mac Gold Pool 4.5% 7/1/2040	2,067	2,044
Freddie Mac Gold Pool 4.5% 7/1/2041	10,402	10,282
Freddie Mac Gold Pool 4.5% 7/1/2044	5,922	5,828
Freddie Mac Gold Pool 4.5% 7/1/2047	234,021	229,523
Freddie Mac Gold Pool 4.5% 7/1/2047	206,197	202,041
Freddie Mac Gold Pool 4.5% 7/1/2047	106,690	104,606
Freddie Mac Gold Pool 4.5% 8/1/2033	2,743	2,730
Freddie Mac Gold Pool 4.5% 8/1/2035	1,013	1,007
Freddie Mac Gold Pool 4.5% 8/1/2035	391	389
Freddie Mac Gold Pool 4.5% 8/1/2039	1,211	1,198
Freddie Mac Gold Pool 4.5% 8/1/2040	9,414	9,309
Freddie Mac Gold Pool 4.5% 8/1/2040	7,865	7,776
Freddie Mac Gold Pool 4.5% 8/1/2040	2,533	2,504
Freddie Mac Gold Pool 4.5% 8/1/2040	1,516	1,499
Freddie Mac Gold Pool 4.5% 8/1/2041	63,735	63,005
Freddie Mac Gold Pool 4.5% 8/1/2041	13,190	13,040
Freddie Mac Gold Pool 4.5% 8/1/2041	9,985	9,862
Freddie Mac Gold Pool 4.5% 8/1/2041	7,370	7,290
Freddie Mac Gold Pool 4.5% 8/1/2041	2,421	2,393
Freddie Mac Gold Pool 4.5% 8/1/2041	872	862
Freddie Mac Gold Pool 4.5% 9/1/2039	35,402	35,126
Freddie Mac Gold Pool 4.5% 9/1/2039	1,308	1,295
Freddie Mac Gold Pool 4.5% 9/1/2039	466	461
Freddie Mac Gold Pool 4.5% 9/1/2040	17,260	17,068
Freddie Mac Gold Pool 4.5% 9/1/2041	157,889	156,192
Freddie Mac Gold Pool 4.5% 9/1/2041	87,355	86,360
Freddie Mac Gold Pool 4.5% 9/1/2041	70,400	69,577
Freddie Mac Gold Pool 4.5% 9/1/2041	15,920	15,741
Freddie Mac Gold Pool 4.5% 9/1/2041	3,118	3,082
Freddie Mac Gold Pool 5% 1/1/2035	64,019	64,514
Freddie Mac Gold Pool 5% 1/1/2037	2,910	2,934
Freddie Mac Gold Pool 5% 1/1/2040	28,194	28,435
Freddie Mac Gold Pool 5% 1/1/2041	3,584	3,614
Freddie Mac Gold Pool 5% 1/1/2053	1,063,402	1,060,067
Freddie Mac Gold Pool 5% 10/1/2033	7,636	7,695
Freddie Mac Gold Pool 5% 10/1/2033	5,475	5,517
Freddie Mac Gold Pool 5% 10/1/2033	566	570
Freddie Mac Gold Pool 5% 10/1/2033	319	321
Freddie Mac Gold Pool 5% 10/1/2040	2,807,272	2,827,106
Freddie Mac Gold Pool 5% 10/1/2040	862,058	868,149
Freddie Mac Gold Pool 5% 10/1/2040	377,176	379,376
Freddie Mac Gold Pool 5% 10/1/2052	2,074,873	2,071,607
Freddie Mac Gold Pool 5% 11/1/2034	65	66
Freddie Mac Gold Pool 5% 11/1/2035	4,536	4,575
Freddie Mac Gold Pool 5% 11/1/2037	860	868
Freddie Mac Gold Pool 5% 11/1/2040	5,940	5,993
Freddie Mac Gold Pool 5% 11/1/2052	526,360	525,532
Freddie Mac Gold Pool 5% 11/1/2052	510,161	509,996
Freddie Mac Gold Pool 5% 12/1/2033	4,784	4,821
Freddie Mac Gold Pool 5% 12/1/2033	3,156	3,181
Freddie Mac Gold Pool 5% 12/1/2033	1,214	1,224
Freddie Mac Gold Pool 5% 12/1/2034	2,431	2,452
Freddie Mac Gold Pool 5% 12/1/2034	2,002	2,019
Freddie Mac Gold Pool 5% 12/1/2035	12,037	12,142
Freddie Mac Gold Pool 5% 12/1/2040	1,033,765	1,040,891
Freddie Mac Gold Pool 5% 12/1/2052 (e)	1,176,256	1,174,404
Freddie Mac Gold Pool 5% 12/1/2052	316,817	315,625
Freddie Mac Gold Pool 5% 12/1/2052	277,467	276,857
Freddie Mac Gold Pool 5% 12/1/2052	255,110	254,150
Freddie Mac Gold Pool 5% 2/1/2035	8,230	8,289
Freddie Mac Gold Pool 5% 2/1/2040	8,040	8,109
Freddie Mac Gold Pool 5% 2/1/2041	12,000	12,102
Freddie Mac Gold Pool 5% 2/1/2041	8,010	8,079
Freddie Mac Gold Pool 5% 3/1/2041	16,332	16,472
Freddie Mac Gold Pool 5% 3/1/2041	11,486	11,585
Freddie Mac Gold Pool 5% 3/1/2041	1,834	1,843
Freddie Mac Gold Pool 5% 3/1/2056	33,463,468	32,950,667
Freddie Mac Gold Pool 5% 3/1/2056	2,525,000	2,486,306
Freddie Mac Gold Pool 5% 4/1/2034	2,571	2,592
Freddie Mac Gold Pool 5% 4/1/2035	17,475	17,613
Freddie Mac Gold Pool 5% 4/1/2035	6,772	6,829
Freddie Mac Gold Pool 5% 4/1/2035	4,653	4,692
Freddie Mac Gold Pool 5% 4/1/2036	39,217	39,551
Freddie Mac Gold Pool 5% 4/1/2040	44,061	44,440
Freddie Mac Gold Pool 5% 4/1/2041	3,598	3,629
Freddie Mac Gold Pool 5% 4/1/2041	810	817
Freddie Mac Gold Pool 5% 5/1/2034	3,042	3,065
Freddie Mac Gold Pool 5% 5/1/2034	1,526	1,538
Freddie Mac Gold Pool 5% 5/1/2034	1,495	1,506
Freddie Mac Gold Pool 5% 5/1/2034	359	362
Freddie Mac Gold Pool 5% 5/1/2035	17,002	17,145
Freddie Mac Gold Pool 5% 5/1/2035	476	479
Freddie Mac Gold Pool 5% 5/1/2040	7,755	7,822
Freddie Mac Gold Pool 5% 5/1/2041	14,480	14,604
Freddie Mac Gold Pool 5% 6/1/2035	3,169	3,195
Freddie Mac Gold Pool 5% 6/1/2035	1,422	1,434
Freddie Mac Gold Pool 5% 6/1/2038	1,649	1,663
Freddie Mac Gold Pool 5% 6/1/2038	1,349	1,361
Freddie Mac Gold Pool 5% 6/1/2040	178,829	179,984
Freddie Mac Gold Pool 5% 6/1/2040	26,141	26,366
Freddie Mac Gold Pool 5% 6/1/2040	22,271	22,462
Freddie Mac Gold Pool 5% 6/1/2041	645,389	650,936
Freddie Mac Gold Pool 5% 6/1/2041	14,590	14,715
Freddie Mac Gold Pool 5% 6/1/2052	231,798	232,013
Freddie Mac Gold Pool 5% 6/1/2056	5,575,000	5,491,310
Freddie Mac Gold Pool 5% 7/1/2034	175	176
Freddie Mac Gold Pool 5% 7/1/2035	110,533	111,436
Freddie Mac Gold Pool 5% 7/1/2035	15,180	15,310
Freddie Mac Gold Pool 5% 7/1/2035	2,402	2,422
Freddie Mac Gold Pool 5% 7/1/2035	1,995	2,012
Freddie Mac Gold Pool 5% 7/1/2035	737	744
Freddie Mac Gold Pool 5% 7/1/2035	674	680
Freddie Mac Gold Pool 5% 7/1/2035	645	650
Freddie Mac Gold Pool 5% 7/1/2035	394	397
Freddie Mac Gold Pool 5% 7/1/2035	221	223
Freddie Mac Gold Pool 5% 7/1/2040	209,218	210,569
Freddie Mac Gold Pool 5% 7/1/2040	5,841	5,892
Freddie Mac Gold Pool 5% 7/1/2040	1,235	1,246
Freddie Mac Gold Pool 5% 7/1/2041	12,894	13,005
Freddie Mac Gold Pool 5% 7/1/2041	11,857	11,961
Freddie Mac Gold Pool 5% 7/1/2041	10,573	10,664
Freddie Mac Gold Pool 5% 7/1/2041	7,482	7,546
Freddie Mac Gold Pool 5% 7/1/2041	7,271	7,333
Freddie Mac Gold Pool 5% 7/1/2041	4,757	4,791
Freddie Mac Gold Pool 5% 7/1/2041	3,985	4,018
Freddie Mac Gold Pool 5% 8/1/2033	1,843	1,857
Freddie Mac Gold Pool 5% 8/1/2033	669	674
Freddie Mac Gold Pool 5% 8/1/2034	26,973	27,187
Freddie Mac Gold Pool 5% 8/1/2035	1,993	2,009
Freddie Mac Gold Pool 5% 8/1/2035	684	690
Freddie Mac Gold Pool 5% 8/1/2035	439	442
Freddie Mac Gold Pool 5% 8/1/2036	448	452
Freddie Mac Gold Pool 5% 8/1/2040	21,958	22,153
Freddie Mac Gold Pool 5% 8/1/2040	1,890	1,907
Freddie Mac Gold Pool 5% 8/1/2052	5,500,339	5,481,745
Freddie Mac Gold Pool 5% 9/1/2033	6,193	6,240
Freddie Mac Gold Pool 5% 9/1/2035	11,165	11,261
Freddie Mac Gold Pool 5% 9/1/2035	902	910
Freddie Mac Gold Pool 5% 9/1/2035	99	100
Freddie Mac Gold Pool 5.5% 1/1/2055	3,509,314	3,569,398
Freddie Mac Gold Pool 5.5% 1/1/2056	8,942,020	9,103,503
Freddie Mac Gold Pool 5.5% 1/1/2056	8,621,440	8,781,848
Freddie Mac Gold Pool 5.5% 1/1/2056	4,128,261	4,187,332
Freddie Mac Gold Pool 5.5% 10/1/2054	3,451,273	3,510,363
Freddie Mac Gold Pool 5.5% 11/1/2054	3,194,757	3,261,436
Freddie Mac Gold Pool 5.5% 2/1/2054	179,082	180,861
Freddie Mac Gold Pool 5.5% 5/1/2053	3,855,886	3,918,289
Freddie Mac Gold Pool 5.5% 5/1/2055	685,433	691,203
Freddie Mac Gold Pool 5.5% 6/1/2055	839,965	845,001
Freddie Mac Gold Pool 5.5% 8/1/2055	1,846,944	1,882,029
Freddie Mac Gold Pool 5.5% 9/1/2053	10,245,163	10,443,369
Freddie Mac Gold Pool 5.5% 9/1/2054	2,714,800	2,766,371
Freddie Mac Gold Pool 6% 1/1/2029	1,091	1,114
Freddie Mac Gold Pool 6% 1/1/2029	131	134
Freddie Mac Gold Pool 6% 1/1/2029	39	40
Freddie Mac Gold Pool 6% 1/1/2029	35	36
Freddie Mac Gold Pool 6% 1/1/2032	1,533	1,571
Freddie Mac Gold Pool 6% 1/1/2032	941	965
Freddie Mac Gold Pool 6% 10/1/2032	749	769
Freddie Mac Gold Pool 6% 10/1/2054	1,372,140	1,426,757
Freddie Mac Gold Pool 6% 11/1/2029	86	88
Freddie Mac Gold Pool 6% 11/1/2031	1,001	1,026
Freddie Mac Gold Pool 6% 11/1/2032	8,431	8,652
Freddie Mac Gold Pool 6% 11/1/2053	265,643	274,141
Freddie Mac Gold Pool 6% 12/1/2032	395	405
Freddie Mac Gold Pool 6% 12/1/2037	23,208	24,160
Freddie Mac Gold Pool 6% 12/1/2037	6,326	6,574
Freddie Mac Gold Pool 6% 12/1/2052	306,607	318,020
Freddie Mac Gold Pool 6% 2/1/2029	156	159
Freddie Mac Gold Pool 6% 2/1/2029	89	91
Freddie Mac Gold Pool 6% 2/1/2029	74	76
Freddie Mac Gold Pool 6% 2/1/2029	41	42
Freddie Mac Gold Pool 6% 2/1/2029	31	32
Freddie Mac Gold Pool 6% 2/1/2055	5,114,351	5,332,306
Freddie Mac Gold Pool 6% 2/1/2055	2,347,299	2,441,464
Freddie Mac Gold Pool 6% 2/1/2055	946,183	984,140
Freddie Mac Gold Pool 6% 3/1/2029	140	143
Freddie Mac Gold Pool 6% 3/1/2029	76	78
Freddie Mac Gold Pool 6% 3/1/2029	62	64
Freddie Mac Gold Pool 6% 3/1/2029	62	63
Freddie Mac Gold Pool 6% 3/1/2056	387,322	401,528
Freddie Mac Gold Pool 6% 4/1/2028	13	14
Freddie Mac Gold Pool 6% 4/1/2029	69	71
Freddie Mac Gold Pool 6% 4/1/2029	19	20
Freddie Mac Gold Pool 6% 4/1/2029	13	13
Freddie Mac Gold Pool 6% 4/1/2031	776	793
Freddie Mac Gold Pool 6% 4/1/2033	2,626	2,697
Freddie Mac Gold Pool 6% 4/1/2040	2,336,404	2,404,795
Freddie Mac Gold Pool 6% 4/1/2054	156,274	161,263
Freddie Mac Gold Pool 6% 5/1/2029	59	61
Freddie Mac Gold Pool 6% 5/1/2033	18,043	18,462
Freddie Mac Gold Pool 6% 5/1/2054	8,520,023	8,867,140
Freddie Mac Gold Pool 6% 5/1/2055	1,372,193	1,421,988
Freddie Mac Gold Pool 6% 6/1/2029	717	733
Freddie Mac Gold Pool 6% 6/1/2029	139	142
Freddie Mac Gold Pool 6% 6/1/2029	53	54
Freddie Mac Gold Pool 6% 6/1/2031	272	279
Freddie Mac Gold Pool 6% 7/1/2028	20	20
Freddie Mac Gold Pool 6% 7/1/2029	233	238
Freddie Mac Gold Pool 6% 7/1/2029	123	126
Freddie Mac Gold Pool 6% 7/1/2029	119	121
Freddie Mac Gold Pool 6% 7/1/2029	116	118
Freddie Mac Gold Pool 6% 7/1/2029	114	114
Freddie Mac Gold Pool 6% 7/1/2029	106	108
Freddie Mac Gold Pool 6% 7/1/2029	77	79
Freddie Mac Gold Pool 6% 7/1/2029	60	61
Freddie Mac Gold Pool 6% 7/1/2029	27	28
Freddie Mac Gold Pool 6% 7/1/2029	22	22
Freddie Mac Gold Pool 6% 7/1/2032	2,010	2,059
Freddie Mac Gold Pool 6% 7/1/2033	2,618	2,694
Freddie Mac Gold Pool 6% 7/1/2037	2,046	2,126
Freddie Mac Gold Pool 6% 7/1/2039	4,901,949	5,050,036
Freddie Mac Gold Pool 6% 8/1/2029	95	97
Freddie Mac Gold Pool 6% 8/1/2037	20,403	21,167
Freddie Mac Gold Pool 6% 8/1/2055	3,475,282	3,607,095
Freddie Mac Gold Pool 6% 9/1/2033	15,567	16,004
Freddie Mac Gold Pool 6% 9/1/2054	12,785,354	13,306,246
Freddie Mac Gold Pool 6% 9/1/2054	12,580,333	13,032,919
Freddie Mac Gold Pool 6% 9/1/2054	4,261,271	4,434,881
Freddie Mac Gold Pool 6.5% 1/1/2032	6,294	6,538
Freddie Mac Gold Pool 6.5% 1/1/2054	1,224,354	1,289,313
Freddie Mac Gold Pool 6.5% 1/1/2054	738,000	777,363
Freddie Mac Gold Pool 6.5% 1/1/2054	22,484	23,626
Freddie Mac Gold Pool 6.5% 1/1/2054	19,425	20,540
Freddie Mac Gold Pool 6.5% 1/1/2054	12,655	13,207
Freddie Mac Gold Pool 6.5% 10/1/2032	4,793	4,979
Freddie Mac Gold Pool 6.5% 11/1/2054	2,058,205	2,170,620
Freddie Mac Gold Pool 6.5% 11/1/2054	74,093	77,954
Freddie Mac Gold Pool 6.5% 11/1/2054	51,059	53,285
Freddie Mac Gold Pool 6.5% 12/1/2052	312,925	327,572
Freddie Mac Gold Pool 6.5% 12/1/2053	285,780	301,666
Freddie Mac Gold Pool 6.5% 2/1/2037	868	901
Freddie Mac Gold Pool 6.5% 2/1/2055	603,663	637,238
Freddie Mac Gold Pool 6.5% 2/1/2055	158,391	166,661
Freddie Mac Gold Pool 6.5% 3/1/2032	37	39
Freddie Mac Gold Pool 6.5% 3/1/2036	52,652	54,693
Freddie Mac Gold Pool 6.5% 3/1/2037	1,041	1,095
Freddie Mac Gold Pool 6.5% 4/1/2032	571	593
Freddie Mac Gold Pool 6.5% 4/1/2054	213,606	224,999
Freddie Mac Gold Pool 6.5% 4/1/2054	72,445	76,040
Freddie Mac Gold Pool 6.5% 4/1/2054	34,659	36,557
Freddie Mac Gold Pool 6.5% 4/1/2055	239,991	252,339
Freddie Mac Gold Pool 6.5% 4/1/2056	1,737,754	1,837,826
Freddie Mac Gold Pool 6.5% 5/1/2053	11,191	11,740
Freddie Mac Gold Pool 6.5% 5/1/2054	100,081	104,976
Freddie Mac Gold Pool 6.5% 5/1/2055	9,102,468	9,585,404
Freddie Mac Gold Pool 6.5% 6/1/2053	41,541	43,506
Freddie Mac Gold Pool 6.5% 6/1/2054	2,922,231	3,082,750
Freddie Mac Gold Pool 6.5% 6/1/2054	598,484	632,855
Freddie Mac Gold Pool 6.5% 6/1/2054	21,937	23,253
Freddie Mac Gold Pool 6.5% 6/1/2054	17,792	18,767
Freddie Mac Gold Pool 6.5% 7/1/2032	151	157
Freddie Mac Gold Pool 6.5% 7/1/2054	40,293	42,148
Freddie Mac Gold Pool 6.5% 8/1/2032	2,189	2,274
Freddie Mac Gold Pool 6.5% 8/1/2032	1,546	1,606
Freddie Mac Gold Pool 6.5% 8/1/2032	1,482	1,540
Freddie Mac Gold Pool 6.5% 8/1/2054	427,884	448,293
Freddie Mac Gold Pool 6.5% 8/1/2054	163,437	172,387
Freddie Mac Gold Pool 6.5% 8/1/2054	106,953	111,777
Freddie Mac Gold Pool 6.5% 8/1/2054	47,763	50,062
Freddie Mac Gold Pool 6.5% 9/1/2039	80,262	84,461
Freddie Mac Gold Pool 6.5% 9/1/2053	132,663	139,951
Freddie Mac Gold Pool 6.5% 9/1/2054	8,216,124	8,706,594
Freddie Mac Gold Pool 6.5% 9/1/2054	715,144	755,992
Freddie Mac Gold Pool 6.5% 9/1/2054	126,360	132,235
Freddie Mac Gold Pool 7% 1/1/2036	3,100	3,276
Freddie Mac Gold Pool 7% 1/1/2054	863,416	922,532
Freddie Mac Gold Pool 7% 1/1/2054	843,300	902,488
Freddie Mac Gold Pool 7% 11/1/2026	89	89
Freddie Mac Gold Pool 7% 11/1/2034	5,223	5,520
Freddie Mac Gold Pool 7% 11/1/2034	4,578	4,838
Freddie Mac Gold Pool 7% 12/1/2026	52	52
Freddie Mac Gold Pool 7% 12/1/2053	96,246	102,439
Freddie Mac Gold Pool 7% 2/1/2054	427,175	456,289
Freddie Mac Gold Pool 7% 3/1/2054	18,533	19,889
Freddie Mac Gold Pool 7% 4/1/2032	1,799	1,901
Freddie Mac Gold Pool 7% 6/1/2054	826,396	884,979
Freddie Mac Gold Pool 7% 6/1/2054	750,832	802,533
Freddie Mac Gold Pool 7% 7/1/2029	7,083	7,485
Freddie Mac Gold Pool 7% 8/1/2026	25	25
Freddie Mac Gold Pool 7% 8/1/2054	359,373	385,410
Freddie Mac Gold Pool 7% 9/1/2026	151	151
Freddie Mac Gold Pool 7% 9/1/2035	13,062	13,805
Freddie Mac Gold Pool 7% 9/1/2054	427,422	456,820
Freddie Mac Gold Pool 7.5% 1/1/2027	5	4
Freddie Mac Gold Pool 7.5% 11/1/2030	82	86
Freddie Mac Gold Pool 7.5% 11/1/2030	12	12
Freddie Mac Gold Pool 7.5% 11/1/2031	273	287
Freddie Mac Gold Pool 7.5% 5/1/2031	122	127
Freddie Mac Gold Pool 7.5% 8/1/2030	230	239
Freddie Mac Gold Pool 8% 11/1/2031	530	552
Freddie Mac Gold Pool 8% 2/1/2030	24	24
Freddie Mac Gold Pool 8% 4/1/2030	9	9
Freddie Mac Gold Pool 8% 4/1/2032	68	71
Freddie Mac Gold Pool 8% 8/1/2030	481	498
Freddie Mac Gold Pool 8% 8/1/2030	28	30
Freddie Mac Gold Pool 8% 8/1/2030	14	15
Freddie Mac Gold Pool 8% 9/1/2030	24	25
Freddie Mac Gold Pool 8.5% 1/1/2028	3	2
Freddie Mac Gold Pool 8.5% 11/1/2026	2	1
Freddie Mac Gold Pool 8.5% 12/1/2027	4	3
Freddie Mac Gold Pool 8.5% 5/1/2027	4	3
Freddie Mac Gold Pool 8.5% 8/1/2026	1	0
Freddie Mac Gold Pool 8.5% 8/1/2027	141	143
Freddie Mac Gold Pool 8.5% 8/1/2027	102	103
Freddie Mac Gold Pool 8.5% 8/1/2027	1	0
Freddie Mac Gold Pool 8.5% 9/1/2029	29	30
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,182,050	1,225,683
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,463,645	1,516,758
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,825,376	1,925,644
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,691,848	1,787,425
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	513,243	544,202
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	72,296	76,448
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	13,756	14,006
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	7,013	7,152
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	8,989	9,197
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	58,912	60,521
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	74,499	77,533
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	11,912	12,397
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	149,931	156,105
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	6,336	6,537
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	3,155	3,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	178,306	186,172
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	17,455	18,234
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	40,358	42,057
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	24,059	25,083
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	3,495	3,653
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	43,982	45,933
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	71,063	74,328
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	5,196	5,406
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	166	170
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	31,221	32,432
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	61,165	62,481
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	21,297	21,878
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	12,178	12,462
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	25,362	26,083
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	40,179	41,530
Freddie Mac Non Gold Pool 4% 9/1/2040	5,709	5,530
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,018	1,006
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,611,777	3,679,258
Freddie Mac Non Gold Pool 5.5% 7/1/2053	864,856	879,663
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	4,895	4,957
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	14,403	14,784
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	41,025	42,015
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	10,249	10,483
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	49,876	51,279
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	10,211	10,575
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	20,857	21,632
Freddie Mac Non Gold Pool 6% 11/1/2054	1,010,534	1,047,520
Freddie Mac Non Gold Pool 6% 6/1/2053	495,353	513,638
Freddie Mac Non Gold Pool 6% 6/1/2053	438,986	454,367
Freddie Mac Non Gold Pool 6% 6/1/2054	5,229,506	5,419,276
Freddie Mac Non Gold Pool 6% 7/1/2053	315,810	327,468
Freddie Mac Non Gold Pool 6% 9/1/2053	466,954	481,892
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,031,761	1,093,354
Freddie Mac Non Gold Pool 6.5% 1/1/2055	999,006	1,051,696
Freddie Mac Non Gold Pool 6.5% 1/1/2055	82,754	87,507
Freddie Mac Non Gold Pool 6.5% 1/1/2055	39,407	41,354
Freddie Mac Non Gold Pool 6.5% 11/1/2054	435,477	461,337
Freddie Mac Non Gold Pool 6.5% 12/1/2054	21,921	23,061
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,143,251	1,211,498
Freddie Mac Non Gold Pool 6.5% 2/1/2055	84,211	89,047
Freddie Mac Non Gold Pool 6.5% 4/1/2055	71,076	74,774
Ginnie Mae I Pool 2.5% 1/20/2052	710,885	607,346
Ginnie Mae I Pool 2.5% 12/20/2051	1,086,367	928,138
Ginnie Mae I Pool 2.5% 12/20/2051	750,411	640,176
Ginnie Mae I Pool 2.5% 12/20/2051	577,860	493,696
Ginnie Mae I Pool 3% 12/15/2042	137,611	125,572
Ginnie Mae I Pool 3% 12/20/2042	168,378	153,096
Ginnie Mae I Pool 3% 2/15/2045	83,941	75,838
Ginnie Mae I Pool 3% 2/15/2045	75,052	67,970
Ginnie Mae I Pool 3% 2/20/2050	555,956	494,558
Ginnie Mae I Pool 3% 3/15/2045	138,597	125,260
Ginnie Mae I Pool 3% 3/20/2043	110,897	100,880
Ginnie Mae I Pool 3% 3/20/2043	45,901	41,802
Ginnie Mae I Pool 3% 4/15/2043	21,873	19,893
Ginnie Mae I Pool 3% 4/15/2043	17,407	15,890
Ginnie Mae I Pool 3% 4/15/2043	6,314	5,766
Ginnie Mae I Pool 3% 4/15/2043	6,135	5,676
Ginnie Mae I Pool 3% 4/15/2045	44,740	40,380
Ginnie Mae I Pool 3% 5/15/2042	20,597	18,880
Ginnie Mae I Pool 3% 5/15/2043	26,327	23,760
Ginnie Mae I Pool 3% 5/15/2043	20,138	18,356
Ginnie Mae I Pool 3% 5/15/2043	16,306	14,835
Ginnie Mae I Pool 3% 5/15/2043	13,402	12,252
Ginnie Mae I Pool 3% 5/15/2043	7,749	7,043
Ginnie Mae I Pool 3% 5/15/2045	1,794	1,618
Ginnie Mae I Pool 3% 6/15/2043	21,291	19,344
Ginnie Mae I Pool 3% 6/15/2043	16,942	15,489
Ginnie Mae I Pool 3% 6/15/2043	9,817	9,045
Ginnie Mae I Pool 3% 8/15/2043	6,042	5,508
Ginnie Mae I Pool 3% 8/15/2043	5,208	4,749
Ginnie Mae I Pool 3.5% 1/15/2041	7,438	7,009
Ginnie Mae I Pool 3.5% 1/15/2042	71,558	66,939
Ginnie Mae I Pool 3.5% 1/15/2042	59,003	55,250
Ginnie Mae I Pool 3.5% 1/15/2042	3,386	3,181
Ginnie Mae I Pool 3.5% 1/15/2042	1,379	1,295
Ginnie Mae I Pool 3.5% 1/15/2043	69,075	64,698
Ginnie Mae I Pool 3.5% 1/15/2043	4,759	4,463
Ginnie Mae I Pool 3.5% 10/15/2041	7,131	6,695
Ginnie Mae I Pool 3.5% 10/20/2052	1,521,912	1,384,311
Ginnie Mae I Pool 3.5% 11/15/2040	9,415	8,867
Ginnie Mae I Pool 3.5% 11/15/2042	152,876	143,224
Ginnie Mae I Pool 3.5% 12/15/2040	3,773	3,556
Ginnie Mae I Pool 3.5% 12/15/2041	59,217	55,521
Ginnie Mae I Pool 3.5% 12/15/2041	55,475	51,959
Ginnie Mae I Pool 3.5% 12/15/2041	38,814	36,517
Ginnie Mae I Pool 3.5% 12/15/2041	12,064	11,368
Ginnie Mae I Pool 3.5% 12/20/2049	68,681	63,303
Ginnie Mae I Pool 3.5% 12/20/2049	24,472	22,586
Ginnie Mae I Pool 3.5% 12/20/2049	21,287	19,581
Ginnie Mae I Pool 3.5% 12/20/2049	7,318	6,740
Ginnie Mae I Pool 3.5% 2/15/2042	64,612	60,674
Ginnie Mae I Pool 3.5% 2/15/2042	62,374	58,392
Ginnie Mae I Pool 3.5% 2/15/2042	55,963	52,363
Ginnie Mae I Pool 3.5% 2/15/2042	22,118	20,775
Ginnie Mae I Pool 3.5% 2/15/2042	4,503	4,228
Ginnie Mae I Pool 3.5% 2/15/2043	296,780	278,695
Ginnie Mae I Pool 3.5% 2/15/2043	15,337	14,376
Ginnie Mae I Pool 3.5% 2/15/2044	46,286	43,071
Ginnie Mae I Pool 3.5% 2/20/2043	88,095	82,352
Ginnie Mae I Pool 3.5% 3/15/2042	14,968	14,114
Ginnie Mae I Pool 3.5% 3/15/2042	12,581	11,834
Ginnie Mae I Pool 3.5% 3/15/2042	6,942	6,517
Ginnie Mae I Pool 3.5% 3/15/2043	4,866	4,557
Ginnie Mae I Pool 3.5% 3/20/2043	38,655	36,135
Ginnie Mae I Pool 3.5% 4/15/2043	252,065	236,705
Ginnie Mae I Pool 3.5% 4/15/2043	49,065	45,807
Ginnie Mae I Pool 3.5% 5/15/2042	20,018	18,858
Ginnie Mae I Pool 3.5% 5/15/2042	17,421	16,412
Ginnie Mae I Pool 3.5% 5/15/2043	20,175	18,951
Ginnie Mae I Pool 3.5% 5/15/2043	15,722	14,682
Ginnie Mae I Pool 3.5% 5/15/2043	12,993	12,221
Ginnie Mae I Pool 3.5% 5/15/2043	8,741	8,195
Ginnie Mae I Pool 3.5% 5/20/2046	54,753	50,482
Ginnie Mae I Pool 3.5% 5/20/2046	31,854	29,369
Ginnie Mae I Pool 3.5% 5/20/2046	29,607	27,298
Ginnie Mae I Pool 3.5% 5/20/2046	24,403	22,500
Ginnie Mae I Pool 3.5% 5/20/2046	23,373	21,550
Ginnie Mae I Pool 3.5% 5/20/2046	14,709	13,532
Ginnie Mae I Pool 3.5% 6/15/2042	4,658	4,365
Ginnie Mae I Pool 3.5% 6/15/2042	3,443	3,225
Ginnie Mae I Pool 3.5% 6/15/2043	34,763	32,455
Ginnie Mae I Pool 3.5% 6/15/2043	20,166	18,804
Ginnie Mae I Pool 3.5% 6/15/2043	17,338	16,248
Ginnie Mae I Pool 3.5% 6/15/2043	11,661	10,900
Ginnie Mae I Pool 3.5% 6/15/2043	10,149	9,586
Ginnie Mae I Pool 3.5% 6/15/2043	7,179	6,744
Ginnie Mae I Pool 3.5% 6/15/2043	3,534	3,304
Ginnie Mae I Pool 3.5% 6/20/2046	95,415	87,973
Ginnie Mae I Pool 3.5% 6/20/2046	34,742	32,032
Ginnie Mae I Pool 3.5% 6/20/2046	32,016	29,519
Ginnie Mae I Pool 3.5% 6/20/2046	30,808	28,405
Ginnie Mae I Pool 3.5% 6/20/2046	30,490	28,112
Ginnie Mae I Pool 3.5% 6/20/2046	18,635	17,182
Ginnie Mae I Pool 3.5% 6/20/2046	15,402	14,215
Ginnie Mae I Pool 3.5% 7/15/2042	42,736	40,059
Ginnie Mae I Pool 3.5% 7/15/2042	14,486	13,582
Ginnie Mae I Pool 3.5% 7/15/2042	4,949	4,637
Ginnie Mae I Pool 3.5% 7/15/2043	10,717	10,018
Ginnie Mae I Pool 3.5% 7/20/2043	81,383	75,701
Ginnie Mae I Pool 3.5% 7/20/2046	860,493	795,091
Ginnie Mae I Pool 3.5% 7/20/2052	8,255,613	7,514,353
Ginnie Mae I Pool 3.5% 8/15/2042	5,098	4,776
Ginnie Mae I Pool 3.5% 8/15/2043	14,031	13,103
Ginnie Mae I Pool 3.5% 8/15/2043	2,713	2,531
Ginnie Mae I Pool 3.5% 8/20/2052	4,879,322	4,441,215
Ginnie Mae I Pool 3.5% 9/15/2041	2,266	2,133
Ginnie Mae I Pool 3.5% 9/15/2042	14,068	13,156
Ginnie Mae I Pool 3.5% 9/15/2042	8,300	7,829
Ginnie Mae I Pool 3.5% 9/15/2042	5,885	5,509
Ginnie Mae I Pool 3.5% 9/15/2042	4,778	4,469
Ginnie Mae I Pool 3.5% 9/15/2042	2,506	2,346
Ginnie Mae I Pool 3.5% 9/15/2043	5,220	4,883
Ginnie Mae I Pool 3.5% 9/20/2052	2,731,584	2,486,319
Ginnie Mae I Pool 4% 1/15/2040	18,357	17,736
Ginnie Mae I Pool 4% 1/15/2040	17,733	17,083
Ginnie Mae I Pool 4% 1/15/2041	54,209	52,160
Ginnie Mae I Pool 4% 1/15/2041	10,002	9,621
Ginnie Mae I Pool 4% 1/15/2041	5,129	4,935
Ginnie Mae I Pool 4% 1/15/2041	4,100	3,943
Ginnie Mae I Pool 4% 1/15/2042	5,665	5,439
Ginnie Mae I Pool 4% 1/15/2043	26,352	25,248
Ginnie Mae I Pool 4% 1/15/2047	39,671	37,652
Ginnie Mae I Pool 4% 1/15/2047	38,222	36,276
Ginnie Mae I Pool 4% 1/15/2047	29,418	27,920
Ginnie Mae I Pool 4% 1/15/2047	14,022	13,308
Ginnie Mae I Pool 4% 10/15/2039	21,325	20,596
Ginnie Mae I Pool 4% 10/15/2040	63,918	61,523
Ginnie Mae I Pool 4% 10/15/2040	53,711	51,750
Ginnie Mae I Pool 4% 10/15/2040	52,028	50,095
Ginnie Mae I Pool 4% 10/15/2040	7,731	7,446
Ginnie Mae I Pool 4% 10/15/2040	5,274	5,080
Ginnie Mae I Pool 4% 10/15/2040	4,269	4,117
Ginnie Mae I Pool 4% 10/15/2040	3,417	3,294
Ginnie Mae I Pool 4% 10/15/2041	115,260	110,688
Ginnie Mae I Pool 4% 10/15/2041	55,062	52,930
Ginnie Mae I Pool 4% 10/15/2041	40,758	39,199
Ginnie Mae I Pool 4% 10/15/2041	29,155	28,039
Ginnie Mae I Pool 4% 10/15/2041	21,272	20,499
Ginnie Mae I Pool 4% 10/15/2041	20,964	20,146
Ginnie Mae I Pool 4% 10/15/2041	18,416	17,656
Ginnie Mae I Pool 4% 10/15/2041	13,163	12,672
Ginnie Mae I Pool 4% 10/15/2041	12,204	11,726
Ginnie Mae I Pool 4% 10/15/2041	11,272	10,843
Ginnie Mae I Pool 4% 10/15/2041	9,481	9,120
Ginnie Mae I Pool 4% 10/15/2041	6,930	6,648
Ginnie Mae I Pool 4% 10/15/2041	2,897	2,778
Ginnie Mae I Pool 4% 10/20/2042	198,750	189,987
Ginnie Mae I Pool 4% 11/15/2039	15,612	15,087
Ginnie Mae I Pool 4% 11/15/2040	15,899	15,295
Ginnie Mae I Pool 4% 11/15/2040	8,653	8,373
Ginnie Mae I Pool 4% 11/15/2040	4,746	4,577
Ginnie Mae I Pool 4% 11/15/2040	3,894	3,759
Ginnie Mae I Pool 4% 11/15/2040	2,620	2,526
Ginnie Mae I Pool 4% 11/15/2041	103,044	99,038
Ginnie Mae I Pool 4% 11/15/2041	29,568	28,363
Ginnie Mae I Pool 4% 11/15/2041	8,729	8,389
Ginnie Mae I Pool 4% 11/15/2041	4,129	3,973
Ginnie Mae I Pool 4% 11/15/2041	1,557	1,501
Ginnie Mae I Pool 4% 11/15/2041	1,065	1,026
Ginnie Mae I Pool 4% 11/15/2042	8,885	8,517
Ginnie Mae I Pool 4% 12/15/2039	35,477	34,194
Ginnie Mae I Pool 4% 12/15/2039	12,563	12,111
Ginnie Mae I Pool 4% 12/15/2040	9,661	9,295
Ginnie Mae I Pool 4% 12/15/2040	7,431	7,181
Ginnie Mae I Pool 4% 12/15/2040	6,320	6,073
Ginnie Mae I Pool 4% 12/15/2040	5,102	4,912
Ginnie Mae I Pool 4% 12/15/2040	4,311	4,143
Ginnie Mae I Pool 4% 12/15/2041	41,643	40,056
Ginnie Mae I Pool 4% 12/15/2041	33,634	32,294
Ginnie Mae I Pool 4% 12/15/2041	21,941	21,074
Ginnie Mae I Pool 4% 12/15/2041	13,935	13,387
Ginnie Mae I Pool 4% 12/15/2041	7,571	7,267
Ginnie Mae I Pool 4% 12/15/2041	6,147	5,925
Ginnie Mae I Pool 4% 12/15/2041	2,574	2,473
Ginnie Mae I Pool 4% 12/15/2042	7,864	7,548
Ginnie Mae I Pool 4% 12/15/2046	9,902	9,404
Ginnie Mae I Pool 4% 2/15/2040	53,675	51,680
Ginnie Mae I Pool 4% 2/15/2040	36,662	35,360
Ginnie Mae I Pool 4% 2/15/2040	36,016	34,684
Ginnie Mae I Pool 4% 2/15/2040	12,882	12,412
Ginnie Mae I Pool 4% 2/15/2041	14,833	14,282
Ginnie Mae I Pool 4% 2/15/2041	11,116	10,677
Ginnie Mae I Pool 4% 2/15/2041	7,353	7,070
Ginnie Mae I Pool 4% 2/15/2041	6,276	6,030
Ginnie Mae I Pool 4% 2/15/2041	4,577	4,407
Ginnie Mae I Pool 4% 2/15/2042	14,645	14,065
Ginnie Mae I Pool 4% 2/15/2045	52,544	50,160
Ginnie Mae I Pool 4% 3/15/2040	235,819	227,170
Ginnie Mae I Pool 4% 3/15/2040	2,925	2,817
Ginnie Mae I Pool 4% 3/15/2041	117,259	112,902
Ginnie Mae I Pool 4% 3/15/2041	13,770	13,219
Ginnie Mae I Pool 4% 3/15/2041	8,094	7,795
Ginnie Mae I Pool 4% 3/15/2042	50,552	48,530
Ginnie Mae I Pool 4% 3/15/2042	15,735	15,114
Ginnie Mae I Pool 4% 3/15/2042	12,232	11,724
Ginnie Mae I Pool 4% 3/15/2042	7,011	6,725
Ginnie Mae I Pool 4% 4/15/2040	31,230	30,054
Ginnie Mae I Pool 4% 4/15/2040	19,167	18,493
Ginnie Mae I Pool 4% 4/15/2041	5,997	5,771
Ginnie Mae I Pool 4% 4/15/2042	17,224	16,497
Ginnie Mae I Pool 4% 4/15/2043	43,732	41,901
Ginnie Mae I Pool 4% 4/15/2043	4,009	3,849
Ginnie Mae I Pool 4% 4/15/2046	327,567	312,464
Ginnie Mae I Pool 4% 4/20/2048	43,014	40,676
Ginnie Mae I Pool 4% 4/20/2048	40,958	38,732
Ginnie Mae I Pool 4% 5/15/2040	27,139	26,118
Ginnie Mae I Pool 4% 5/15/2041	4,284	4,148
Ginnie Mae I Pool 4% 5/15/2041	1,858	1,787
Ginnie Mae I Pool 4% 5/15/2043	12,316	11,773
Ginnie Mae I Pool 4% 5/15/2043	11,084	10,597
Ginnie Mae I Pool 4% 5/15/2045	49,193	46,890
Ginnie Mae I Pool 4% 5/20/2049	77,416	72,797
Ginnie Mae I Pool 4% 6/15/2041	12,841	12,346
Ginnie Mae I Pool 4% 6/15/2041	7,136	6,850
Ginnie Mae I Pool 4% 6/15/2041	5,431	5,250
Ginnie Mae I Pool 4% 6/15/2042	13,577	13,000
Ginnie Mae I Pool 4% 6/15/2042	1,949	1,867
Ginnie Mae I Pool 4% 6/15/2043	10,162	9,730
Ginnie Mae I Pool 4% 6/15/2043	4,327	4,151
Ginnie Mae I Pool 4% 6/15/2045	13,110	12,523
Ginnie Mae I Pool 4% 7/15/2039	20,237	19,515
Ginnie Mae I Pool 4% 7/15/2039	5,749	5,547
Ginnie Mae I Pool 4% 7/15/2041	25,028	24,000
Ginnie Mae I Pool 4% 7/15/2041	9,281	8,919
Ginnie Mae I Pool 4% 7/15/2041	7,047	6,782
Ginnie Mae I Pool 4% 7/15/2041	3,930	3,776
Ginnie Mae I Pool 4% 7/15/2041	3,606	3,458
Ginnie Mae I Pool 4% 7/15/2041	2,487	2,391
Ginnie Mae I Pool 4% 7/15/2045	35,823	34,136
Ginnie Mae I Pool 4% 7/15/2046	26,616	25,277
Ginnie Mae I Pool 4% 7/15/2046	24,358	23,178
Ginnie Mae I Pool 4% 8/15/2039	11,896	11,464
Ginnie Mae I Pool 4% 8/15/2039	8,947	8,616
Ginnie Mae I Pool 4% 8/15/2039	8,626	8,330
Ginnie Mae I Pool 4% 8/15/2040	4,273	4,118
Ginnie Mae I Pool 4% 8/15/2041	13,402	12,889
Ginnie Mae I Pool 4% 8/15/2041	8,751	8,430
Ginnie Mae I Pool 4% 8/15/2041	4,028	3,885
Ginnie Mae I Pool 4% 8/15/2042	44,233	42,360
Ginnie Mae I Pool 4% 8/15/2042	10,177	9,794
Ginnie Mae I Pool 4% 8/15/2042	2,845	2,741
Ginnie Mae I Pool 4% 8/15/2043	7,833	7,499
Ginnie Mae I Pool 4% 8/15/2043	6,362	6,076
Ginnie Mae I Pool 4% 8/15/2043	3,687	3,522
Ginnie Mae I Pool 4% 8/15/2043	3,576	3,426
Ginnie Mae I Pool 4% 9/15/2039	10,755	10,404
Ginnie Mae I Pool 4% 9/15/2040	4,807	4,632
Ginnie Mae I Pool 4% 9/15/2041	46,199	44,403
Ginnie Mae I Pool 4% 9/15/2041	11,176	10,759
Ginnie Mae I Pool 4% 9/15/2041	11,082	10,658
Ginnie Mae I Pool 4% 9/15/2041	4,987	4,787
Ginnie Mae I Pool 4% 9/15/2041	4,804	4,605
Ginnie Mae I Pool 4% 9/15/2041	4,483	4,308
Ginnie Mae I Pool 4% 9/15/2041	3,480	3,348
Ginnie Mae I Pool 4% 9/15/2041	1,900	1,835
Ginnie Mae I Pool 4.5% 1/15/2041	1,907	1,883
Ginnie Mae I Pool 4.5% 10/15/2039	14,179	13,991
Ginnie Mae I Pool 4.5% 10/15/2039	7,130	7,049
Ginnie Mae I Pool 4.5% 10/15/2039	4,706	4,653
Ginnie Mae I Pool 4.5% 10/15/2039	1,731	1,711
Ginnie Mae I Pool 4.5% 10/15/2040	4,261	4,209
Ginnie Mae I Pool 4.5% 11/15/2039	41,864	41,311
Ginnie Mae I Pool 4.5% 11/15/2039	24,193	23,894
Ginnie Mae I Pool 4.5% 11/15/2039	17,545	17,336
Ginnie Mae I Pool 4.5% 11/15/2039	15,941	15,749
Ginnie Mae I Pool 4.5% 11/15/2039	12,896	12,742
Ginnie Mae I Pool 4.5% 11/15/2039	9,683	9,581
Ginnie Mae I Pool 4.5% 11/15/2039	8,905	8,800
Ginnie Mae I Pool 4.5% 11/15/2039	5,853	5,784
Ginnie Mae I Pool 4.5% 11/15/2039	4,951	4,895
Ginnie Mae I Pool 4.5% 11/15/2039	4,749	4,695
Ginnie Mae I Pool 4.5% 11/15/2039	2,713	2,680
Ginnie Mae I Pool 4.5% 11/15/2039	1,954	1,931
Ginnie Mae I Pool 4.5% 11/15/2039	1,814	1,793
Ginnie Mae I Pool 4.5% 11/15/2039	1,189	1,175
Ginnie Mae I Pool 4.5% 12/15/2039	10,096	9,992
Ginnie Mae I Pool 4.5% 2/15/2040	32,102	31,655
Ginnie Mae I Pool 4.5% 2/15/2040	25,440	25,139
Ginnie Mae I Pool 4.5% 2/15/2040	19,052	18,837
Ginnie Mae I Pool 4.5% 2/15/2040	18,180	17,968
Ginnie Mae I Pool 4.5% 2/15/2040	14,377	14,228
Ginnie Mae I Pool 4.5% 2/15/2040	11,421	11,286
Ginnie Mae I Pool 4.5% 2/15/2040	10,131	10,012
Ginnie Mae I Pool 4.5% 2/15/2040	6,801	6,723
Ginnie Mae I Pool 4.5% 2/15/2040	2,799	2,767
Ginnie Mae I Pool 4.5% 2/15/2040	2,642	2,612
Ginnie Mae I Pool 4.5% 2/15/2040	2,100	2,076
Ginnie Mae I Pool 4.5% 2/15/2040	1,148	1,134
Ginnie Mae I Pool 4.5% 2/15/2040	672	663
Ginnie Mae I Pool 4.5% 2/15/2041	11,354	11,203
Ginnie Mae I Pool 4.5% 3/15/2040	69,079	68,265
Ginnie Mae I Pool 4.5% 3/15/2040	8,886	8,777
Ginnie Mae I Pool 4.5% 3/15/2040	7,889	7,796
Ginnie Mae I Pool 4.5% 3/15/2040	5,558	5,492
Ginnie Mae I Pool 4.5% 3/15/2041	159,486	157,379
Ginnie Mae I Pool 4.5% 3/15/2041	4,916	4,857
Ginnie Mae I Pool 4.5% 3/15/2041	4,202	4,148
Ginnie Mae I Pool 4.5% 3/15/2041	1,020	1,007
Ginnie Mae I Pool 4.5% 4/15/2040	30,695	30,350
Ginnie Mae I Pool 4.5% 4/15/2040	25,714	25,366
Ginnie Mae I Pool 4.5% 4/15/2040	19,561	19,307
Ginnie Mae I Pool 4.5% 4/15/2040	10,923	10,779
Ginnie Mae I Pool 4.5% 4/15/2040	4,609	4,544
Ginnie Mae I Pool 4.5% 4/15/2040	4,488	4,424
Ginnie Mae I Pool 4.5% 4/20/2056	3,899,774	3,754,392
Ginnie Mae I Pool 4.5% 5/15/2039	5,370	5,311
Ginnie Mae I Pool 4.5% 5/15/2040	33,438	33,042
Ginnie Mae I Pool 4.5% 5/15/2040	4,907	4,843
Ginnie Mae I Pool 4.5% 5/15/2041	84	84
Ginnie Mae I Pool 4.5% 6/15/2039	18,253	18,059
Ginnie Mae I Pool 4.5% 6/15/2039	17,610	17,408
Ginnie Mae I Pool 4.5% 6/15/2039	5,508	5,447
Ginnie Mae I Pool 4.5% 6/15/2039	4,398	4,349
Ginnie Mae I Pool 4.5% 6/15/2039	3,761	3,720
Ginnie Mae I Pool 4.5% 6/15/2040	136,850	134,996
Ginnie Mae I Pool 4.5% 6/15/2040	76,642	75,745
Ginnie Mae I Pool 4.5% 6/15/2040	36,342	35,900
Ginnie Mae I Pool 4.5% 6/15/2040	20,005	19,769
Ginnie Mae I Pool 4.5% 6/15/2040	19,942	19,704
Ginnie Mae I Pool 4.5% 6/15/2040	17,219	17,014
Ginnie Mae I Pool 4.5% 6/15/2040	15,711	15,522
Ginnie Mae I Pool 4.5% 6/15/2040	3,925	3,879
Ginnie Mae I Pool 4.5% 6/15/2040	2,690	2,657
Ginnie Mae I Pool 4.5% 6/15/2041	252,772	249,572
Ginnie Mae I Pool 4.5% 7/15/2039	13,695	13,544
Ginnie Mae I Pool 4.5% 7/15/2039	2,166	2,140
Ginnie Mae I Pool 4.5% 7/15/2040	58,219	57,530
Ginnie Mae I Pool 4.5% 7/15/2040	53,308	52,677
Ginnie Mae I Pool 4.5% 7/15/2040	40,854	40,381
Ginnie Mae I Pool 4.5% 7/15/2040	30,998	30,633
Ginnie Mae I Pool 4.5% 7/15/2040	28,741	28,403
Ginnie Mae I Pool 4.5% 7/15/2040	26,444	26,123
Ginnie Mae I Pool 4.5% 7/15/2040	7,300	7,212
Ginnie Mae I Pool 4.5% 7/15/2040	3,403	3,361
Ginnie Mae I Pool 4.5% 7/15/2040	2,375	2,346
Ginnie Mae I Pool 4.5% 7/15/2040	787	778
Ginnie Mae I Pool 4.5% 8/15/2039	151,128	149,427
Ginnie Mae I Pool 4.5% 8/15/2039	96,740	95,658
Ginnie Mae I Pool 4.5% 8/15/2039	78,790	77,919
Ginnie Mae I Pool 4.5% 8/15/2039	31,496	31,134
Ginnie Mae I Pool 4.5% 8/15/2039	19,434	19,224
Ginnie Mae I Pool 4.5% 8/15/2039	3,007	2,973
Ginnie Mae I Pool 4.5% 8/15/2040	18,021	17,758
Ginnie Mae I Pool 4.5% 8/15/2040	9,996	9,877
Ginnie Mae I Pool 4.5% 8/15/2040	7,066	6,979
Ginnie Mae I Pool 4.5% 8/15/2040	3,165	3,125
Ginnie Mae I Pool 4.5% 8/15/2040	2,872	2,835
Ginnie Mae I Pool 4.5% 8/15/2040	2,136	2,111
Ginnie Mae I Pool 4.5% 8/15/2040	1,891	1,868
Ginnie Mae I Pool 4.5% 8/15/2041	7,790	7,699
Ginnie Mae I Pool 4.5% 9/15/2033	202	200
Ginnie Mae I Pool 4.5% 9/15/2039	28,446	28,122
Ginnie Mae I Pool 4.5% 9/15/2039	14,315	14,156
Ginnie Mae I Pool 4.5% 9/15/2039	9,259	9,153
Ginnie Mae I Pool 4.5% 9/15/2039	8,131	8,041
Ginnie Mae I Pool 4.5% 9/15/2040	11,304	11,175
Ginnie Mae I Pool 4.5% 9/15/2040	4,949	4,888
Ginnie Mae I Pool 5% 1/15/2034	1,766	1,782
Ginnie Mae I Pool 5% 1/15/2040	2,148	2,171
Ginnie Mae I Pool 5% 1/15/2040	960	967
Ginnie Mae I Pool 5% 10/15/2033	1,332	1,344
Ginnie Mae I Pool 5% 10/15/2033	241	244
Ginnie Mae I Pool 5% 10/15/2034	1,356	1,368
Ginnie Mae I Pool 5% 10/15/2039	10,808	10,923
Ginnie Mae I Pool 5% 10/15/2039	9,787	9,891
Ginnie Mae I Pool 5% 10/15/2039	7,714	7,799
Ginnie Mae I Pool 5% 10/15/2039	4,950	5,005
Ginnie Mae I Pool 5% 10/15/2039	4,813	4,864
Ginnie Mae I Pool 5% 11/15/2033	872	880
Ginnie Mae I Pool 5% 11/15/2039	12,017	12,146
Ginnie Mae I Pool 5% 11/15/2039	11,613	11,741
Ginnie Mae I Pool 5% 11/15/2039	9,928	10,034
Ginnie Mae I Pool 5% 11/15/2039	7,079	7,155
Ginnie Mae I Pool 5% 11/15/2039	2,495	2,522
Ginnie Mae I Pool 5% 11/15/2039	1,820	1,840
Ginnie Mae I Pool 5% 11/15/2040	9,877	9,983
Ginnie Mae I Pool 5% 11/15/2040	2,724	2,751
Ginnie Mae I Pool 5% 12/15/2032	374	377
Ginnie Mae I Pool 5% 12/15/2037	9,433	9,536
Ginnie Mae I Pool 5% 12/15/2039	10,914	11,031
Ginnie Mae I Pool 5% 12/15/2039	7,159	7,235
Ginnie Mae I Pool 5% 12/15/2039	7,097	7,174
Ginnie Mae I Pool 5% 2/15/2033	606	611
Ginnie Mae I Pool 5% 2/15/2039	2,263	2,287
Ginnie Mae I Pool 5% 2/15/2040	3,344	3,380
Ginnie Mae I Pool 5% 3/15/2033	420	424
Ginnie Mae I Pool 5% 3/15/2040	6,364	6,432
Ginnie Mae I Pool 5% 3/15/2041	12,166	12,284
Ginnie Mae I Pool 5% 3/15/2041	5,458	5,517
Ginnie Mae I Pool 5% 3/15/2041	3,014	3,046
Ginnie Mae I Pool 5% 4/15/2033	2,364	2,384
Ginnie Mae I Pool 5% 4/15/2039	2,747	2,777
Ginnie Mae I Pool 5% 4/15/2040	102,812	103,915
Ginnie Mae I Pool 5% 4/15/2040	72,886	73,665
Ginnie Mae I Pool 5% 4/15/2040	7,631	7,714
Ginnie Mae I Pool 5% 4/15/2040	3,710	3,750
Ginnie Mae I Pool 5% 4/15/2040	2,091	2,114
Ginnie Mae I Pool 5% 4/15/2040	1,229	1,242
Ginnie Mae I Pool 5% 4/15/2041	13,892	14,027
Ginnie Mae I Pool 5% 4/15/2041	7,514	7,588
Ginnie Mae I Pool 5% 4/15/2041	4,238	4,284
Ginnie Mae I Pool 5% 4/15/2041	2,419	2,442
Ginnie Mae I Pool 5% 4/20/2048	944,296	950,991
Ginnie Mae I Pool 5% 5/15/2038	4,215	4,262
Ginnie Mae I Pool 5% 5/15/2039	25,034	25,311
Ginnie Mae I Pool 5% 5/15/2039	10,991	11,108
Ginnie Mae I Pool 5% 5/15/2040	7,576	7,658
Ginnie Mae I Pool 5% 5/15/2040	4,570	4,621
Ginnie Mae I Pool 5% 5/15/2040	3,960	4,003
Ginnie Mae I Pool 5% 5/15/2040	1,648	1,667
Ginnie Mae I Pool 5% 6/15/2033	326	329
Ginnie Mae I Pool 5% 6/15/2039	3,683	3,724
Ginnie Mae I Pool 5% 6/15/2039	1,206	1,218
Ginnie Mae I Pool 5% 6/15/2040	226,298	228,725
Ginnie Mae I Pool 5% 6/15/2040	15,006	15,171
Ginnie Mae I Pool 5% 6/15/2040	9,477	9,569
Ginnie Mae I Pool 5% 6/15/2040	6,711	6,784
Ginnie Mae I Pool 5% 6/15/2040	4,764	4,810
Ginnie Mae I Pool 5% 6/15/2040	2,104	2,126
Ginnie Mae I Pool 5% 6/15/2041	18,164	18,361
Ginnie Mae I Pool 5% 6/15/2041	2,566	2,591
Ginnie Mae I Pool 5% 6/15/2041	1,914	1,935
Ginnie Mae I Pool 5% 7/15/2039	19,117	19,329
Ginnie Mae I Pool 5% 7/15/2039	12,147	12,276
Ginnie Mae I Pool 5% 7/15/2039	1,667	1,685
Ginnie Mae I Pool 5% 7/15/2040	15,882	16,052
Ginnie Mae I Pool 5% 7/15/2040	12,714	12,851
Ginnie Mae I Pool 5% 7/15/2040	12,456	12,589
Ginnie Mae I Pool 5% 7/15/2040	8,219	8,308
Ginnie Mae I Pool 5% 7/15/2040	6,859	6,933
Ginnie Mae I Pool 5% 7/15/2040	3,969	4,008
Ginnie Mae I Pool 5% 7/15/2040	3,101	3,134
Ginnie Mae I Pool 5% 7/15/2040	1,315	1,329
Ginnie Mae I Pool 5% 8/15/2033	619	624
Ginnie Mae I Pool 5% 8/15/2033	479	483
Ginnie Mae I Pool 5% 8/15/2039	9,223	9,321
Ginnie Mae I Pool 5% 8/15/2039	9,177	9,275
Ginnie Mae I Pool 5% 8/15/2039	5,915	5,981
Ginnie Mae I Pool 5% 8/15/2039	5,497	5,555
Ginnie Mae I Pool 5% 8/15/2039	4,255	4,301
Ginnie Mae I Pool 5% 8/15/2039	3,376	3,412
Ginnie Mae I Pool 5% 8/15/2039	1,556	1,573
Ginnie Mae I Pool 5% 8/15/2039	1,301	1,315
Ginnie Mae I Pool 5% 8/15/2039	1,268	1,281
Ginnie Mae I Pool 5% 8/15/2040	19,738	19,951
Ginnie Mae I Pool 5% 8/15/2040	15,879	16,049
Ginnie Mae I Pool 5% 8/15/2040	14,766	14,926
Ginnie Mae I Pool 5% 8/15/2040	7,275	7,354
Ginnie Mae I Pool 5% 8/15/2040	3,379	3,416
Ginnie Mae I Pool 5% 8/15/2041	1,445	1,460
Ginnie Mae I Pool 5% 9/15/2033	191	193
Ginnie Mae I Pool 5% 9/15/2033	176	176
Ginnie Mae I Pool 5% 9/15/2037	2,506	2,533
Ginnie Mae I Pool 5% 9/15/2039	60,583	61,224
Ginnie Mae I Pool 5% 9/15/2039	16,679	16,857
Ginnie Mae I Pool 5% 9/15/2039	8,874	8,969
Ginnie Mae I Pool 5% 9/15/2039	6,826	6,899
Ginnie Mae I Pool 5% 9/15/2039	6,309	6,377
Ginnie Mae I Pool 5% 9/15/2039	5,472	5,530
Ginnie Mae I Pool 5% 9/15/2039	4,504	4,552
Ginnie Mae I Pool 5% 9/15/2039	4,329	4,376
Ginnie Mae I Pool 5% 9/15/2039	3,642	3,681
Ginnie Mae I Pool 5% 9/15/2039	2,738	2,767
Ginnie Mae I Pool 5% 9/15/2039	2,075	2,097
Ginnie Mae I Pool 5% 9/15/2039	1,845	1,865
Ginnie Mae I Pool 5% 9/15/2039	1,775	1,794
Ginnie Mae I Pool 5% 9/15/2040	12,358	12,491
Ginnie Mae I Pool 5% 9/15/2040	8,944	9,032
Ginnie Mae I Pool 5% 9/15/2040	7,026	7,103
Ginnie Mae I Pool 5% 9/15/2040	4,792	4,844
Ginnie Mae I Pool 5% 9/15/2041	169,286	171,093
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(d)	1,210	1,196
Ginnie Mae I Pool 5.5% 1/15/2034	307	315
Ginnie Mae I Pool 5.5% 1/15/2039	10,334	10,587
Ginnie Mae I Pool 5.5% 10/15/2035	8,296	8,513
Ginnie Mae I Pool 5.5% 11/15/2033	310	316
Ginnie Mae I Pool 5.5% 12/15/2038	903	924
Ginnie Mae I Pool 5.5% 2/15/2034	14	14
Ginnie Mae I Pool 5.5% 2/15/2037	173	177
Ginnie Mae I Pool 5.5% 2/15/2038	726	743
Ginnie Mae I Pool 5.5% 3/15/2034	1,402	1,434
Ginnie Mae I Pool 5.5% 3/15/2034	388	396
Ginnie Mae I Pool 5.5% 3/15/2039	2,153	2,205
Ginnie Mae I Pool 5.5% 3/20/2054	2,249,937	2,283,512
Ginnie Mae I Pool 5.5% 4/15/2034	909	930
Ginnie Mae I Pool 5.5% 4/15/2034	548	559
Ginnie Mae I Pool 5.5% 4/15/2034	399	408
Ginnie Mae I Pool 5.5% 5/15/2034	4,860	4,979
Ginnie Mae I Pool 5.5% 5/15/2034	1,377	1,409
Ginnie Mae I Pool 5.5% 5/15/2034	663	680
Ginnie Mae I Pool 5.5% 5/15/2034	591	604
Ginnie Mae I Pool 5.5% 5/15/2034	402	411
Ginnie Mae I Pool 5.5% 5/15/2034	336	344
Ginnie Mae I Pool 5.5% 5/15/2037	224	229
Ginnie Mae I Pool 5.5% 5/15/2039	10,200	10,450
Ginnie Mae I Pool 5.5% 6/15/2033	720	735
Ginnie Mae I Pool 5.5% 6/15/2039	2,011	2,059
Ginnie Mae I Pool 5.5% 7/15/2033	1,343	1,375
Ginnie Mae I Pool 5.5% 7/15/2037	976	999
Ginnie Mae I Pool 5.5% 7/15/2037	288	295
Ginnie Mae I Pool 5.5% 7/15/2038	1,857	1,898
Ginnie Mae I Pool 5.5% 7/15/2038	481	493
Ginnie Mae I Pool 5.5% 7/15/2039	4,824	4,948
Ginnie Mae I Pool 5.5% 8/15/2033	3,715	3,802
Ginnie Mae I Pool 5.5% 9/15/2039	52,701	54,034
Ginnie Mae I Pool 5.5% 9/15/2039	33,269	34,108
Ginnie Mae I Pool 6% 10/15/2030	5,405	5,530
Ginnie Mae I Pool 6% 10/15/2039	2,554	2,644
Ginnie Mae I Pool 6% 11/15/2037	587	606
Ginnie Mae I Pool 6% 11/15/2039	7,215	7,473
Ginnie Mae I Pool 6% 11/15/2039	5,823	6,031
Ginnie Mae I Pool 6% 11/15/2039	2,759	2,854
Ginnie Mae I Pool 6% 11/15/2039	2,178	2,253
Ginnie Mae I Pool 6% 11/15/2039	1,868	1,933
Ginnie Mae I Pool 6% 11/15/2039	1,057	1,094
Ginnie Mae I Pool 6% 11/15/2039	1,018	1,054
Ginnie Mae I Pool 6% 12/15/2034	1,154	1,192
Ginnie Mae I Pool 6% 5/15/2040	129,862	134,141
Ginnie Mae I Pool 6% 6/15/2036	871,862	901,410
Ginnie Mae I Pool 6.5% 10/15/2034	5,891	6,181
Ginnie Mae I Pool 6.5% 10/15/2034	1,618	1,691
Ginnie Mae I Pool 6.5% 10/15/2034	1,426	1,499
Ginnie Mae I Pool 6.5% 10/15/2034	306	319
Ginnie Mae I Pool 6.5% 10/15/2034	130	136
Ginnie Mae I Pool 6.5% 10/15/2035	5,774	6,092
Ginnie Mae I Pool 6.5% 10/15/2036	1,856	1,946
Ginnie Mae I Pool 6.5% 11/15/2034	1,663	1,731
Ginnie Mae I Pool 6.5% 2/15/2035	1,742	1,827
Ginnie Mae I Pool 6.5% 3/15/2035	928	966
Ginnie Mae I Pool 6.5% 6/15/2037	3,155	3,308
Ginnie Mae I Pool 6.5% 7/15/2035	936	984
Ginnie Mae I Pool 6.5% 8/15/2034	7,531	7,891
Ginnie Mae I Pool 6.5% 8/15/2034	296	309
Ginnie Mae I Pool 6.5% 8/15/2036	1,347	1,413
Ginnie Mae I Pool 6.5% 9/15/2034	2,298	2,407
Ginnie Mae I Pool 6.5% 9/15/2034	207	218
Ginnie Mae I Pool 6.5% 9/15/2035	331	345
Ginnie Mae I Pool 7% 1/15/2027	2	1
Ginnie Mae I Pool 7% 1/15/2028	117	118
Ginnie Mae I Pool 7% 1/15/2028	107	107
Ginnie Mae I Pool 7% 1/15/2028	90	91
Ginnie Mae I Pool 7% 1/15/2028	77	78
Ginnie Mae I Pool 7% 1/15/2028	53	53
Ginnie Mae I Pool 7% 1/15/2028	48	48
Ginnie Mae I Pool 7% 1/15/2028	37	38
Ginnie Mae I Pool 7% 1/15/2028	24	24
Ginnie Mae I Pool 7% 1/15/2028	13	13
Ginnie Mae I Pool 7% 1/15/2028	8	8
Ginnie Mae I Pool 7% 1/15/2028	2	1
Ginnie Mae I Pool 7% 1/15/2029	335	340
Ginnie Mae I Pool 7% 1/15/2029	166	168
Ginnie Mae I Pool 7% 1/15/2029	165	167
Ginnie Mae I Pool 7% 1/15/2029	129	131
Ginnie Mae I Pool 7% 1/15/2029	72	72
Ginnie Mae I Pool 7% 1/15/2029	70	71
Ginnie Mae I Pool 7% 1/15/2029	49	50
Ginnie Mae I Pool 7% 1/15/2030	760	773
Ginnie Mae I Pool 7% 1/15/2030	64	65
Ginnie Mae I Pool 7% 1/15/2031	1,208	1,237
Ginnie Mae I Pool 7% 1/15/2031	205	209
Ginnie Mae I Pool 7% 1/15/2032	1,045	1,071
Ginnie Mae I Pool 7% 10/15/2028	648	657
Ginnie Mae I Pool 7% 10/15/2028	311	314
Ginnie Mae I Pool 7% 10/15/2028	112	113
Ginnie Mae I Pool 7% 10/15/2028	28	28
Ginnie Mae I Pool 7% 10/15/2028	16	16
Ginnie Mae I Pool 7% 10/15/2028	8	8
Ginnie Mae I Pool 7% 10/15/2028	2	1
Ginnie Mae I Pool 7% 10/15/2029	410	418
Ginnie Mae I Pool 7% 10/15/2029	95	97
Ginnie Mae I Pool 7% 10/15/2030	213	217
Ginnie Mae I Pool 7% 10/15/2031	1,457	1,495
Ginnie Mae I Pool 7% 10/15/2031	380	384
Ginnie Mae I Pool 7% 10/15/2031	350	357
Ginnie Mae I Pool 7% 10/15/2031	286	294
Ginnie Mae I Pool 7% 10/15/2031	48	49
Ginnie Mae I Pool 7% 10/15/2031	18	19
Ginnie Mae I Pool 7% 11/15/2027	36	36
Ginnie Mae I Pool 7% 11/15/2027	23	23
Ginnie Mae I Pool 7% 11/15/2028	603	612
Ginnie Mae I Pool 7% 11/15/2028	184	187
Ginnie Mae I Pool 7% 11/15/2028	47	48
Ginnie Mae I Pool 7% 11/15/2029	683	696
Ginnie Mae I Pool 7% 11/15/2031	772	786
Ginnie Mae I Pool 7% 11/15/2031	566	580
Ginnie Mae I Pool 7% 11/15/2031	337	345
Ginnie Mae I Pool 7% 11/15/2031	70	71
Ginnie Mae I Pool 7% 11/15/2032	181	185
Ginnie Mae I Pool 7% 12/15/2027	407	410
Ginnie Mae I Pool 7% 12/15/2027	125	126
Ginnie Mae I Pool 7% 12/15/2027	120	121
Ginnie Mae I Pool 7% 12/15/2027	105	106
Ginnie Mae I Pool 7% 12/15/2027	92	93
Ginnie Mae I Pool 7% 12/15/2027	47	47
Ginnie Mae I Pool 7% 12/15/2027	19	19
Ginnie Mae I Pool 7% 12/15/2028	253	257
Ginnie Mae I Pool 7% 12/15/2028	156	159
Ginnie Mae I Pool 7% 12/15/2028	139	141
Ginnie Mae I Pool 7% 12/15/2028	56	57
Ginnie Mae I Pool 7% 12/15/2028	48	49
Ginnie Mae I Pool 7% 12/15/2028	39	39
Ginnie Mae I Pool 7% 12/15/2028	35	35
Ginnie Mae I Pool 7% 12/15/2028	12	13
Ginnie Mae I Pool 7% 12/15/2028	11	11
Ginnie Mae I Pool 7% 12/15/2030	520	532
Ginnie Mae I Pool 7% 12/15/2030	53	53
Ginnie Mae I Pool 7% 12/15/2031	1,927	1,975
Ginnie Mae I Pool 7% 12/15/2031	571	584
Ginnie Mae I Pool 7% 12/15/2031	484	496
Ginnie Mae I Pool 7% 12/15/2031	89	91
Ginnie Mae I Pool 7% 2/15/2027	2	1
Ginnie Mae I Pool 7% 2/15/2028	317	320
Ginnie Mae I Pool 7% 2/15/2028	74	74
Ginnie Mae I Pool 7% 2/15/2028	73	74
Ginnie Mae I Pool 7% 2/15/2028	65	66
Ginnie Mae I Pool 7% 2/15/2028	59	59
Ginnie Mae I Pool 7% 2/15/2028	52	52
Ginnie Mae I Pool 7% 2/15/2028	34	34
Ginnie Mae I Pool 7% 2/15/2028	26	26
Ginnie Mae I Pool 7% 2/15/2028	23	24
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2028	19	19
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2028	9	9
Ginnie Mae I Pool 7% 2/15/2029	73	74
Ginnie Mae I Pool 7% 2/15/2029	71	72
Ginnie Mae I Pool 7% 2/15/2029	70	71
Ginnie Mae I Pool 7% 2/15/2032	2,190	2,249
Ginnie Mae I Pool 7% 2/15/2032	891	907
Ginnie Mae I Pool 7% 2/15/2032	594	609
Ginnie Mae I Pool 7% 2/15/2032	326	335
Ginnie Mae I Pool 7% 2/15/2032	302	310
Ginnie Mae I Pool 7% 2/15/2032	198	203
Ginnie Mae I Pool 7% 2/15/2032	144	146
Ginnie Mae I Pool 7% 2/15/2032	37	37
Ginnie Mae I Pool 7% 2/15/2032	7	7
Ginnie Mae I Pool 7% 3/15/2028	218	220
Ginnie Mae I Pool 7% 3/15/2028	177	178
Ginnie Mae I Pool 7% 3/15/2028	77	78
Ginnie Mae I Pool 7% 3/15/2028	49	49
Ginnie Mae I Pool 7% 3/15/2028	40	41
Ginnie Mae I Pool 7% 3/15/2028	41	41
Ginnie Mae I Pool 7% 3/15/2028	40	40
Ginnie Mae I Pool 7% 3/15/2028	23	23
Ginnie Mae I Pool 7% 3/15/2029	325	330
Ginnie Mae I Pool 7% 3/15/2029	207	210
Ginnie Mae I Pool 7% 3/15/2029	80	81
Ginnie Mae I Pool 7% 3/15/2029	33	34
Ginnie Mae I Pool 7% 3/15/2029	29	29
Ginnie Mae I Pool 7% 3/15/2029	26	26
Ginnie Mae I Pool 7% 3/15/2031	128	131
Ginnie Mae I Pool 7% 3/15/2031	109	111
Ginnie Mae I Pool 7% 3/15/2031	77	79
Ginnie Mae I Pool 7% 3/15/2031	70	72
Ginnie Mae I Pool 7% 3/15/2031	37	38
Ginnie Mae I Pool 7% 3/15/2032	691	710
Ginnie Mae I Pool 7% 3/15/2032	418	429
Ginnie Mae I Pool 7% 3/15/2032	371	381
Ginnie Mae I Pool 7% 3/15/2032	206	211
Ginnie Mae I Pool 7% 3/15/2032	107	109
Ginnie Mae I Pool 7% 3/15/2032	87	89
Ginnie Mae I Pool 7% 3/15/2032	70	72
Ginnie Mae I Pool 7% 3/15/2032	49	50
Ginnie Mae I Pool 7% 3/15/2032	29	29
Ginnie Mae I Pool 7% 4/15/2028	128	129
Ginnie Mae I Pool 7% 4/15/2028	99	100
Ginnie Mae I Pool 7% 4/15/2028	91	92
Ginnie Mae I Pool 7% 4/15/2028	80	81
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	30	30
Ginnie Mae I Pool 7% 4/15/2028	24	24
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	8	8
Ginnie Mae I Pool 7% 4/15/2029	215	218
Ginnie Mae I Pool 7% 4/15/2029	53	54
Ginnie Mae I Pool 7% 4/15/2029	25	25
Ginnie Mae I Pool 7% 4/15/2030	320	327
Ginnie Mae I Pool 7% 4/15/2031	1,782	1,824
Ginnie Mae I Pool 7% 4/15/2031	405	414
Ginnie Mae I Pool 7% 4/15/2031	235	240
Ginnie Mae I Pool 7% 4/15/2031	127	130
Ginnie Mae I Pool 7% 4/15/2031	98	100
Ginnie Mae I Pool 7% 4/15/2032	1,852	1,903
Ginnie Mae I Pool 7% 4/15/2032	952	978
Ginnie Mae I Pool 7% 4/15/2032	554	568
Ginnie Mae I Pool 7% 4/15/2032	484	497
Ginnie Mae I Pool 7% 4/15/2032	285	292
Ginnie Mae I Pool 7% 4/15/2032	268	275
Ginnie Mae I Pool 7% 4/15/2032	251	257
Ginnie Mae I Pool 7% 4/15/2032	196	201
Ginnie Mae I Pool 7% 4/15/2032	104	107
Ginnie Mae I Pool 7% 4/15/2032	104	106
Ginnie Mae I Pool 7% 4/15/2032	41	42
Ginnie Mae I Pool 7% 4/20/2032	10,027	10,371
Ginnie Mae I Pool 7% 5/15/2027	3	2
Ginnie Mae I Pool 7% 5/15/2028	234	235
Ginnie Mae I Pool 7% 5/15/2028	42	42
Ginnie Mae I Pool 7% 5/15/2028	37	38
Ginnie Mae I Pool 7% 5/15/2028	37	37
Ginnie Mae I Pool 7% 5/15/2028	12	13
Ginnie Mae I Pool 7% 5/15/2028	8	8
Ginnie Mae I Pool 7% 5/15/2029	152	154
Ginnie Mae I Pool 7% 5/15/2030	294	299
Ginnie Mae I Pool 7% 5/15/2031	322	328
Ginnie Mae I Pool 7% 5/15/2031	209	215
Ginnie Mae I Pool 7% 5/15/2031	187	191
Ginnie Mae I Pool 7% 5/15/2031	105	106
Ginnie Mae I Pool 7% 5/15/2032	1,254	1,290
Ginnie Mae I Pool 7% 5/15/2032	678	697
Ginnie Mae I Pool 7% 5/15/2032	535	546
Ginnie Mae I Pool 7% 5/15/2032	440	450
Ginnie Mae I Pool 7% 5/15/2032	316	323
Ginnie Mae I Pool 7% 5/15/2032	296	302
Ginnie Mae I Pool 7% 5/15/2032	286	294
Ginnie Mae I Pool 7% 5/15/2032	268	273
Ginnie Mae I Pool 7% 5/15/2032	260	267
Ginnie Mae I Pool 7% 5/15/2032	217	220
Ginnie Mae I Pool 7% 5/15/2032	171	175
Ginnie Mae I Pool 7% 5/15/2032	148	151
Ginnie Mae I Pool 7% 5/15/2032	131	134
Ginnie Mae I Pool 7% 5/15/2032	117	120
Ginnie Mae I Pool 7% 5/15/2032	110	113
Ginnie Mae I Pool 7% 5/15/2032	69	71
Ginnie Mae I Pool 7% 5/15/2032	55	56
Ginnie Mae I Pool 7% 5/15/2032	13	13
Ginnie Mae I Pool 7% 6/15/2028	178	180
Ginnie Mae I Pool 7% 6/15/2028	149	151
Ginnie Mae I Pool 7% 6/15/2028	143	145
Ginnie Mae I Pool 7% 6/15/2028	109	111
Ginnie Mae I Pool 7% 6/15/2028	91	92
Ginnie Mae I Pool 7% 6/15/2028	84	85
Ginnie Mae I Pool 7% 6/15/2028	63	64
Ginnie Mae I Pool 7% 6/15/2028	52	53
Ginnie Mae I Pool 7% 6/15/2028	42	42
Ginnie Mae I Pool 7% 6/15/2028	42	42
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	34	35
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2028	25	25
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2028	7	7
Ginnie Mae I Pool 7% 6/15/2029	324	330
Ginnie Mae I Pool 7% 6/15/2029	191	195
Ginnie Mae I Pool 7% 6/15/2029	126	128
Ginnie Mae I Pool 7% 6/15/2029	73	74
Ginnie Mae I Pool 7% 6/15/2029	70	72
Ginnie Mae I Pool 7% 6/15/2031	764	783
Ginnie Mae I Pool 7% 6/15/2031	554	567
Ginnie Mae I Pool 7% 6/15/2031	393	402
Ginnie Mae I Pool 7% 6/15/2031	29	29
Ginnie Mae I Pool 7% 6/15/2031	15	15
Ginnie Mae I Pool 7% 6/15/2032	865	886
Ginnie Mae I Pool 7% 6/15/2032	447	457
Ginnie Mae I Pool 7% 6/15/2032	370	380
Ginnie Mae I Pool 7% 6/15/2032	211	215
Ginnie Mae I Pool 7% 6/15/2032	152	156
Ginnie Mae I Pool 7% 6/15/2032	134	138
Ginnie Mae I Pool 7% 6/15/2032	111	114
Ginnie Mae I Pool 7% 6/15/2032	86	88
Ginnie Mae I Pool 7% 6/15/2032	36	37
Ginnie Mae I Pool 7% 7/15/2028	647	654
Ginnie Mae I Pool 7% 7/15/2028	188	190
Ginnie Mae I Pool 7% 7/15/2028	149	150
Ginnie Mae I Pool 7% 7/15/2028	129	130
Ginnie Mae I Pool 7% 7/15/2028	57	57
Ginnie Mae I Pool 7% 7/15/2028	52	52
Ginnie Mae I Pool 7% 7/15/2028	50	50
Ginnie Mae I Pool 7% 7/15/2028	33	33
Ginnie Mae I Pool 7% 7/15/2028	21	22
Ginnie Mae I Pool 7% 7/15/2028	6	5
Ginnie Mae I Pool 7% 7/15/2029	313	318
Ginnie Mae I Pool 7% 7/15/2029	159	161
Ginnie Mae I Pool 7% 7/15/2029	153	155
Ginnie Mae I Pool 7% 7/15/2029	15	15
Ginnie Mae I Pool 7% 7/15/2031	1,271	1,303
Ginnie Mae I Pool 7% 7/15/2031	680	696
Ginnie Mae I Pool 7% 7/15/2031	574	587
Ginnie Mae I Pool 7% 7/15/2031	226	231
Ginnie Mae I Pool 7% 7/15/2031	223	228
Ginnie Mae I Pool 7% 7/15/2031	27	27
Ginnie Mae I Pool 7% 7/15/2031	5	4
Ginnie Mae I Pool 7% 7/15/2032	398	409
Ginnie Mae I Pool 7% 7/15/2032	355	363
Ginnie Mae I Pool 7% 7/15/2032	338	346
Ginnie Mae I Pool 7% 7/15/2032	193	198
Ginnie Mae I Pool 7% 7/15/2032	96	99
Ginnie Mae I Pool 7% 7/15/2032	73	75
Ginnie Mae I Pool 7% 8/15/2028	37	38
Ginnie Mae I Pool 7% 8/15/2029	37	38
Ginnie Mae I Pool 7% 8/15/2029	20	21
Ginnie Mae I Pool 7% 8/15/2029	12	12
Ginnie Mae I Pool 7% 8/15/2031	1,713	1,755
Ginnie Mae I Pool 7% 8/15/2031	1,088	1,116
Ginnie Mae I Pool 7% 8/15/2031	556	570
Ginnie Mae I Pool 7% 8/15/2031	310	318
Ginnie Mae I Pool 7% 8/15/2031	176	180
Ginnie Mae I Pool 7% 8/15/2031	166	170
Ginnie Mae I Pool 7% 8/15/2031	130	134
Ginnie Mae I Pool 7% 8/15/2031	85	86
Ginnie Mae I Pool 7% 8/15/2031	77	78
Ginnie Mae I Pool 7% 8/15/2032	561	577
Ginnie Mae I Pool 7% 8/15/2032	274	281
Ginnie Mae I Pool 7% 8/15/2032	237	243
Ginnie Mae I Pool 7% 8/15/2032	225	231
Ginnie Mae I Pool 7% 8/15/2032	216	220
Ginnie Mae I Pool 7% 8/15/2032	107	110
Ginnie Mae I Pool 7% 8/15/2032	43	43
Ginnie Mae I Pool 7% 9/15/2027	16	16
Ginnie Mae I Pool 7% 9/15/2028	135	137
Ginnie Mae I Pool 7% 9/15/2028	135	137
Ginnie Mae I Pool 7% 9/15/2028	122	124
Ginnie Mae I Pool 7% 9/15/2028	48	48
Ginnie Mae I Pool 7% 9/15/2028	33	33
Ginnie Mae I Pool 7% 9/15/2028	30	30
Ginnie Mae I Pool 7% 9/15/2028	26	26
Ginnie Mae I Pool 7% 9/15/2028	20	21
Ginnie Mae I Pool 7% 9/15/2029	19	19
Ginnie Mae I Pool 7% 9/15/2031	1,248	1,279
Ginnie Mae I Pool 7% 9/15/2031	1,027	1,053
Ginnie Mae I Pool 7% 9/15/2031	444	455
Ginnie Mae I Pool 7% 9/15/2031	305	312
Ginnie Mae I Pool 7% 9/15/2031	290	297
Ginnie Mae I Pool 7% 9/15/2031	182	186
Ginnie Mae I Pool 7% 9/15/2031	74	76
Ginnie Mae I Pool 7% 9/15/2031	48	50
Ginnie Mae I Pool 7% 9/15/2031	41	42
Ginnie Mae I Pool 7% 9/15/2031	31	32
Ginnie Mae I Pool 7.5% 1/15/2027	11	11
Ginnie Mae I Pool 7.5% 1/15/2031	72	74
Ginnie Mae I Pool 7.5% 1/15/2031	36	38
Ginnie Mae I Pool 7.5% 10/15/2027	471	477
Ginnie Mae I Pool 7.5% 10/15/2027	443	449
Ginnie Mae I Pool 7.5% 10/15/2027	367	372
Ginnie Mae I Pool 7.5% 10/15/2027	174	175
Ginnie Mae I Pool 7.5% 10/15/2027	157	158
Ginnie Mae I Pool 7.5% 10/15/2027	142	143
Ginnie Mae I Pool 7.5% 10/15/2027	90	91
Ginnie Mae I Pool 7.5% 10/15/2027	60	60
Ginnie Mae I Pool 7.5% 10/15/2027	32	33
Ginnie Mae I Pool 7.5% 10/15/2027	26	26
Ginnie Mae I Pool 7.5% 10/15/2027	12	12
Ginnie Mae I Pool 7.5% 11/15/2027	41	42
Ginnie Mae I Pool 7.5% 11/15/2027	38	38
Ginnie Mae I Pool 7.5% 11/15/2027	34	34
Ginnie Mae I Pool 7.5% 11/15/2029	10	11
Ginnie Mae I Pool 7.5% 12/15/2027	158	160
Ginnie Mae I Pool 7.5% 12/15/2027	133	135
Ginnie Mae I Pool 7.5% 12/15/2027	127	129
Ginnie Mae I Pool 7.5% 12/15/2027	88	89
Ginnie Mae I Pool 7.5% 12/15/2027	14	14
Ginnie Mae I Pool 7.5% 12/15/2027	13	14
Ginnie Mae I Pool 7.5% 12/15/2027	4	3
Ginnie Mae I Pool 7.5% 2/15/2027	71	71
Ginnie Mae I Pool 7.5% 2/15/2027	21	21
Ginnie Mae I Pool 7.5% 3/15/2027	52	52
Ginnie Mae I Pool 7.5% 3/15/2028	2,163	2,191
Ginnie Mae I Pool 7.5% 3/15/2028	144	146
Ginnie Mae I Pool 7.5% 3/15/2031	794	824
Ginnie Mae I Pool 7.5% 4/15/2027	39	40
Ginnie Mae I Pool 7.5% 4/15/2027	32	33
Ginnie Mae I Pool 7.5% 4/15/2027	31	31
Ginnie Mae I Pool 7.5% 4/15/2027	30	30
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	5	4
Ginnie Mae I Pool 7.5% 4/15/2027	3	2
Ginnie Mae I Pool 7.5% 4/15/2027	2	1
Ginnie Mae I Pool 7.5% 5/15/2027	68	68
Ginnie Mae I Pool 7.5% 5/15/2027	25	25
Ginnie Mae I Pool 7.5% 5/15/2027	3	2
Ginnie Mae I Pool 7.5% 5/15/2029	38	39
Ginnie Mae I Pool 7.5% 6/15/2027	94	95
Ginnie Mae I Pool 7.5% 6/15/2027	19	19
Ginnie Mae I Pool 7.5% 6/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	13	13
Ginnie Mae I Pool 7.5% 6/15/2027	12	12
Ginnie Mae I Pool 7.5% 6/15/2027	2	1
Ginnie Mae I Pool 7.5% 7/15/2027	251	253
Ginnie Mae I Pool 7.5% 7/15/2027	101	101
Ginnie Mae I Pool 7.5% 7/15/2027	99	99
Ginnie Mae I Pool 7.5% 7/15/2027	94	95
Ginnie Mae I Pool 7.5% 7/15/2027	84	84
Ginnie Mae I Pool 7.5% 7/15/2027	73	73
Ginnie Mae I Pool 7.5% 7/15/2027	24	24
Ginnie Mae I Pool 7.5% 7/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2027	7	7
Ginnie Mae I Pool 7.5% 7/15/2028	406	414
Ginnie Mae I Pool 7.5% 7/15/2029	80	82
Ginnie Mae I Pool 7.5% 8/15/2027	144	146
Ginnie Mae I Pool 7.5% 8/15/2027	72	73
Ginnie Mae I Pool 7.5% 8/15/2027	39	40
Ginnie Mae I Pool 7.5% 8/15/2027	20	20
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2027	13	13
Ginnie Mae I Pool 7.5% 8/15/2027	7	7
Ginnie Mae I Pool 7.5% 8/15/2028	302	308
Ginnie Mae I Pool 7.5% 8/15/2028	247	252
Ginnie Mae I Pool 7.5% 8/15/2028	71	73
Ginnie Mae I Pool 7.5% 8/15/2028	68	69
Ginnie Mae I Pool 7.5% 8/15/2029	65	66
Ginnie Mae I Pool 7.5% 9/15/2027	192	194
Ginnie Mae I Pool 7.5% 9/15/2027	25	25
Ginnie Mae I Pool 7.5% 9/15/2027	23	23
Ginnie Mae I Pool 7.5% 9/15/2027	2	1
Ginnie Mae I Pool 7.5% 9/15/2028	248	253
Ginnie Mae I Pool 7.5% 9/15/2031	1,355	1,397
Ginnie Mae I Pool 7.5% 9/15/2031	32	34
Ginnie Mae I Pool 8% 1/15/2028	269	272
Ginnie Mae I Pool 8% 10/15/2029	162	165
Ginnie Mae I Pool 8% 11/15/2027	36	36
Ginnie Mae I Pool 8% 12/15/2027	133	134
Ginnie Mae I Pool 8% 12/15/2027	62	62
Ginnie Mae I Pool 8% 12/15/2027	34	34
Ginnie Mae I Pool 8% 12/15/2027	31	31
Ginnie Mae I Pool 8% 7/15/2027	34	34
Ginnie Mae I Pool 8% 8/15/2027	11	11
Ginnie Mae I Pool 8% 8/15/2027	10	10
Ginnie Mae I Pool 8% 9/15/2029	51	52
Ginnie Mae I Pool 8.5% 1/15/2031	796	823
Ginnie Mae I Pool 8.5% 10/15/2029	11	11
Ginnie Mae I Pool 8.5% 11/15/2027	17	17
Ginnie Mae I Pool 8.5% 12/15/2029	83	85
Ginnie Mae I Pool 8.5% 7/15/2030	52	54
Ginnie Mae I Pool 8.5% 8/15/2029	36	37
Ginnie Mae II Pool 2% 1/20/2051	23,326,116	19,164,797
Ginnie Mae II Pool 2% 10/20/2050	16,254,239	13,359,605
Ginnie Mae II Pool 2% 11/20/2050	1,179,611	969,540
Ginnie Mae II Pool 2% 12/20/2050	5,691,746	4,678,132
Ginnie Mae II Pool 2% 2/20/2051	505,117	415,005
Ginnie Mae II Pool 2% 3/20/2052	2,933,312	2,409,100
Ginnie Mae II Pool 2% 4/20/2051	448,391	368,399
Ginnie Mae II Pool 2% 5/20/2051	9,811,237	8,057,872
Ginnie Mae II Pool 2% 6/1/2056 (h)	35,850,000	29,421,185
Ginnie Mae II Pool 2% 8/20/2051	11,190,402	9,190,567
Ginnie Mae II Pool 2% 9/20/2050	3,777,104	3,104,459
Ginnie Mae II Pool 2.5% 10/20/2051	971,513	832,138
Ginnie Mae II Pool 2.5% 11/20/2051	12,187,071	10,438,696
Ginnie Mae II Pool 2.5% 12/20/2051	168,147	144,024
Ginnie Mae II Pool 2.5% 2/20/2052	11,948,823	10,234,627
Ginnie Mae II Pool 2.5% 3/20/2052	8,733,788	7,480,825
Ginnie Mae II Pool 2.5% 4/20/2052	10,668,797	9,138,236
Ginnie Mae II Pool 2.5% 6/1/2056 (h)	24,700,000	21,139,821
Ginnie Mae II Pool 2.5% 6/20/2051	431,243	369,511
Ginnie Mae II Pool 2.5% 7/20/2051	1,592,111	1,364,202
Ginnie Mae II Pool 2.5% 8/20/2050	750,355	643,060
Ginnie Mae II Pool 2.5% 8/20/2051	8,748,857	7,496,467
Ginnie Mae II Pool 3% 1/20/2043	899,304	821,547
Ginnie Mae II Pool 3% 10/20/2042	4,963	4,536
Ginnie Mae II Pool 3% 10/20/2043	72,533	66,067
Ginnie Mae II Pool 3% 12/20/2042	78,956	72,127
Ginnie Mae II Pool 3% 12/20/2046	1,263,103	1,140,897
Ginnie Mae II Pool 3% 3/20/2050	875,359	781,094
Ginnie Mae II Pool 3% 4/20/2052	4,864,003	4,329,190
Ginnie Mae II Pool 3% 5/20/2051	792,754	706,145
Ginnie Mae II Pool 3% 5/20/2052	17,256,793	15,366,094
Ginnie Mae II Pool 3% 6/20/2050	7,532	6,721
Ginnie Mae II Pool 3% 6/20/2051	210,624	187,514
Ginnie Mae II Pool 3% 7/20/2051	266,290	237,198
Ginnie Mae II Pool 3% 8/20/2042	14,244	13,026
Ginnie Mae II Pool 3% 8/20/2051	316,336	281,776
Ginnie Mae II Pool 3% 9/20/2043	7,162	6,521
Ginnie Mae II Pool 3.5% 1/20/2042	9,117	8,584
Ginnie Mae II Pool 3.5% 1/20/2044	13,870	12,968
Ginnie Mae II Pool 3.5% 10/20/2040	4,814	4,544
Ginnie Mae II Pool 3.5% 10/20/2041	7,879	7,419
Ginnie Mae II Pool 3.5% 10/20/2043	4,655	4,356
Ginnie Mae II Pool 3.5% 11/20/2041	368,219	346,795
Ginnie Mae II Pool 3.5% 11/20/2043	7,123	6,665
Ginnie Mae II Pool 3.5% 12/20/2040	2,481	2,343
Ginnie Mae II Pool 3.5% 12/20/2041	158,944	149,698
Ginnie Mae II Pool 3.5% 2/20/2043	72,880	68,345
Ginnie Mae II Pool 3.5% 2/20/2044	3,988	3,727
Ginnie Mae II Pool 3.5% 3/20/2043	89,426	83,842
Ginnie Mae II Pool 3.5% 3/20/2044	13,540	12,655
Ginnie Mae II Pool 3.5% 4/20/2043	96,820	90,753
Ginnie Mae II Pool 3.5% 4/20/2044	5,021	4,690
Ginnie Mae II Pool 3.5% 5/20/2043	923,559	861,852
Ginnie Mae II Pool 3.5% 5/20/2046	47,522	43,815
Ginnie Mae II Pool 3.5% 5/20/2046	13,184	12,156
Ginnie Mae II Pool 3.5% 6/20/2043	182,084	170,591
Ginnie Mae II Pool 3.5% 7/20/2043	5,988	5,611
Ginnie Mae II Pool 3.5% 8/20/2043	6,637	6,215
Ginnie Mae II Pool 3.5% 9/20/2040	11,429	10,785
Ginnie Mae II Pool 3.5% 9/20/2043	1,073,644	1,004,803
Ginnie Mae II Pool 4% 1/20/2041	6,631	6,380
Ginnie Mae II Pool 4% 1/20/2042	48,199	46,285
Ginnie Mae II Pool 4% 10/20/2040	51,133	49,209
Ginnie Mae II Pool 4% 10/20/2041	852,582	819,086
Ginnie Mae II Pool 4% 11/20/2040	643,832	619,421
Ginnie Mae II Pool 4% 11/20/2041	28,391	27,272
Ginnie Mae II Pool 4% 2/20/2041	13,792	13,267
Ginnie Mae II Pool 4% 3/20/2041	53,964	51,909
Ginnie Mae II Pool 4% 4/20/2042	173,306	166,338
Ginnie Mae II Pool 4% 4/20/2043	2,362	2,267
Ginnie Mae II Pool 4% 6/20/2042	4,034	3,870
Ginnie Mae II Pool 4% 8/20/2041	6,830	6,562
Ginnie Mae II Pool 4% 8/20/2043	64,509	61,748
Ginnie Mae II Pool 4% 9/20/2040	233,862	225,053
Ginnie Mae II Pool 4.5% 1/20/2041	58,974	58,161
Ginnie Mae II Pool 4.5% 10/20/2035	1,739	1,722
Ginnie Mae II Pool 4.5% 10/20/2039	9,230	8,960
Ginnie Mae II Pool 4.5% 10/20/2040	129,775	125,947
Ginnie Mae II Pool 4.5% 10/20/2040	12,584	12,414
Ginnie Mae II Pool 4.5% 11/20/2040	54,597	52,918
Ginnie Mae II Pool 4.5% 11/20/2040	12,679	12,506
Ginnie Mae II Pool 4.5% 11/20/2054	16,160,301	15,585,626
Ginnie Mae II Pool 4.5% 12/20/2039	51,300	49,822
Ginnie Mae II Pool 4.5% 12/20/2040	26,057	25,259
Ginnie Mae II Pool 4.5% 2/20/2041	212,948	210,015
Ginnie Mae II Pool 4.5% 2/20/2041	2,250	2,181
Ginnie Mae II Pool 4.5% 3/20/2036	4,440	4,398
Ginnie Mae II Pool 4.5% 3/20/2041	13,926	13,734
Ginnie Mae II Pool 4.5% 4/20/2040	24,434	23,703
Ginnie Mae II Pool 4.5% 4/20/2041	127,213	125,452
Ginnie Mae II Pool 4.5% 5/20/2040	14,674	14,480
Ginnie Mae II Pool 4.5% 5/20/2041	550,918	543,256
Ginnie Mae II Pool 4.5% 6/20/2033	1,977	1,963
Ginnie Mae II Pool 4.5% 6/20/2039	10,120	9,832
Ginnie Mae II Pool 4.5% 6/20/2040	23,652	22,972
Ginnie Mae II Pool 4.5% 6/20/2041	346,864	341,996
Ginnie Mae II Pool 4.5% 7/20/2039	1,867	1,848
Ginnie Mae II Pool 4.5% 7/20/2040	24,333	24,007
Ginnie Mae II Pool 4.5% 7/20/2040	2,078	2,018
Ginnie Mae II Pool 4.5% 8/20/2040	3,648	3,599
Ginnie Mae II Pool 4.5% 9/20/2040	131,698	129,917
Ginnie Mae II Pool 5% 6/1/2056 (h)	70,000,000	69,143,047
Ginnie Mae II Pool 5% 7/1/2056 (h)	25,225,000	24,884,659
Ginnie Mae II Pool 5% 9/20/2033	88,235	88,795
Ginnie Mae II Pool 5.5% 1/20/2055	1,907,877	1,936,347
Ginnie Mae II Pool 5.5% 12/20/2054	2,359,949	2,398,115
Ginnie Mae II Pool 5.5% 12/20/2054	453,641	458,284
Ginnie Mae II Pool 5.5% 6/1/2056 (h)	152,900,000	153,850,229
Ginnie Mae II Pool 5.5% 7/1/2056 (h)	102,075,000	102,537,911
Ginnie Mae II Pool 6% 11/20/2031	2,362	2,411
Ginnie Mae II Pool 6% 12/20/2054	4,409,972	4,519,610
Ginnie Mae II Pool 6% 5/20/2032	11,133	11,385
Ginnie Mae II Pool 6% 6/1/2056 (h)	41,650,000	42,429,960
Ginnie Mae II Pool 6% 7/1/2056 (h)	27,400,000	27,898,122
Ginnie Mae II Pool 6.5% 1/20/2032	166	173
Ginnie Mae II Pool 6.5% 11/20/2031	436	454
Ginnie Mae II Pool 6.5% 3/20/2031	512	533
Ginnie Mae II Pool 6.5% 4/20/2031	103	107
Ginnie Mae II Pool 6.5% 6/20/2031	100	104
Ginnie Mae II Pool 6.5% 7/20/2031	120	125
Ginnie Mae II Pool 6.5% 8/20/2031	121	126
Ginnie Mae II Pool 7% 2/20/2032	2,985	3,088
Ginnie Mae II Pool 7% 3/20/2032	1,549	1,602
Uniform Mortgage Backed Securities 2% 6/1/2056 (h)	211,200,000	168,984,753
Uniform Mortgage Backed Securities 2% 7/1/2056 (h)	153,300,000	122,616,055
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (h)	29,900,000	25,040,081
Uniform Mortgage Backed Securities 3% 6/1/2056 (h)	27,050,000	23,634,938
Uniform Mortgage Backed Securities 3% 7/1/2056 (h)	4,350,000	3,798,262
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (h)	7,100,000	6,457,117
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (h)	47,500,000	45,614,844
Uniform Mortgage Backed Securities 5% 6/1/2041 (h)	26,525,000	26,661,768
Uniform Mortgage Backed Securities 5% 6/1/2056 (h)	84,350,000	83,018,856
Uniform Mortgage Backed Securities 5% 7/1/2041 (h)	10,700,000	10,741,378
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (h)	20,425,000	20,523,935
Uniform Mortgage Backed Securities 6% 6/1/2056 (h)	56,925,000	58,125,765
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (h)	4,900,000	5,091,405
TOTAL UNITED STATES		2,348,776,517
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,354,346,295)		2,348,776,517

U.S. Treasury Obligations - 45.6%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	34,882,910
US Treasury Bonds 2.375% 5/15/2051 (e)	2.36 to 2.40	409,629,000	253,761,966
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	154,077,491
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	124,795,245
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	7,520,000	6,766,237
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	102,718,906
US Treasury Bonds 4.25% 8/15/2054	4.64 to 4.65	18,837,000	16,684,726
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	17,120,000	16,419,150
US Treasury Bonds 4.625% 11/15/2045	4.65	2,670,000	2,551,519
US Treasury Bonds 4.625% 11/15/2055	4.79 to 4.89	90,100,000	85,060,031
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	94,600,673
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	77,500,000	73,067,969
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	53,233,774
US Treasury Bonds 4.75% 2/15/2056	4.70 to 4.98	8,880,000	8,558,100
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.94	75,134,000	72,316,475
US Treasury Bonds 4.75% 8/15/2055	4.65 to 4.92	126,590,000	121,887,379
US Treasury Bonds 5% 5/15/2056	5.12	23,000,000	23,068,281
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	6,059,061	5,638,719
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	3,820,875	3,557,534
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	328,800,000	310,857,282
US Treasury Notes 3.5% 1/15/2029	3.65	6,150,000	6,067,118
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	24,291,000	23,951,305
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	313,138,634
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	540,000	532,279
US Treasury Notes 3.75% 1/31/2031	3.65	16,700,000	16,429,930
US Treasury Notes 3.75% 11/30/2032	3.90	114,800,000	111,521,922
US Treasury Notes 3.75% 2/28/2033	3.92 to 3.94	30,810,000	29,877,275
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	83,918,094
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	7,360,000	7,324,924
US Treasury Notes 3.875% 8/15/2034	4.26 to 4.28	118,000,000	114,107,687
US Treasury Notes 3.875% 9/30/2032	3.93	161,200,000	157,919,329
US Treasury Notes 4% 1/31/2033	3.74 to 4.07	165,500,000	162,939,922
US Treasury Notes 4% 11/15/2035	4.14 to 4.17	90,800,000	87,820,625
US Treasury Notes 4% 7/31/2032	3.93	14,500,000	14,317,051
US Treasury Notes 4.125% 2/15/2036	4.39 to 4.61	446,915,000	435,951,616
US Treasury Notes 4.125% 4/30/2033	4.24	11,310,000	11,203,968
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	561,394,818
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	154,145,449
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	508,600,000	510,984,063
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	129,554,298
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	384,100,000	379,373,769
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.59	87,100,000	86,650,891
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	375,983,721
US Treasury Notes 4.625% 2/15/2035	4.53	36,000,000	36,624,377
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,717,107,982)			5,376,237,432

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $319,944,148)	3.67	319,880,948	319,944,924

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	13,620,000	814,370
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	15,340,000	924,255
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	7,740,000	252,988
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	16,540,000	494,942
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	5,000,000	176,501
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,090,000	188,123
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	7,420,000	446,247
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	6,770,000	383,453
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	42,570,000	335,795
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	9,480,000	190,705
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	8,760,000	371,881
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	3,790,000	139,970

TOTAL PURCHASED SWAPTIONS (Cost $4,487,060)			4,719,230

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $13,494,286,140)	13,023,551,575
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(1,231,569,509)
NET ASSETS - 100.0%	11,791,982,066

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 6/1/2056	(2,000,000)	(1,860,233)
Ginnie Mae II Pool 5% 6/1/2056	(25,225,000)	(24,916,191)
Ginnie Mae II Pool 5.5% 6/1/2056	(102,075,000)	(102,709,366)
Ginnie Mae II Pool 6% 6/1/2056	(27,700,000)	(28,218,724)
Uniform Mortgage Backed Securities 2% 6/1/2056	(223,850,000)	(179,106,235)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(29,900,000)	(25,040,081)
Uniform Mortgage Backed Securities 3% 6/1/2056	(29,550,000)	(25,819,313)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(5,000,000)	(4,547,265)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(29,575,000)	(28,401,242)
Uniform Mortgage Backed Securities 5% 6/1/2041	(10,700,000)	(10,755,171)
Uniform Mortgage Backed Securities 5% 6/1/2056	(58,225,000)	(57,306,140)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(17,800,000)	(17,886,220)
Uniform Mortgage Backed Securities 6% 6/1/2056	(30,125,000)	(30,760,451)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(4,900,000)	(5,091,406)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(542,418,038)

TOTAL TBA SALE COMMITMENTS (Proceeds $538,476,695)		(542,418,038)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	10,100,000	(609,904)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,550,000	(94,406)

TOTAL PUT SWAPTIONS			(704,310)
Call Swaptions
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	10,100,000	(285,730)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,000,000	(236,532)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	10,100,000	(564,503)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,550,000	(85,353)

TOTAL CALL SWAPTIONS			(1,172,118)
TOTAL WRITTEN SWAPTIONS (Cost $(2,061,058))			(1,876,428)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	239	9/2026	26,263,859	78,024
CBOT 2Y US Treasury Notes Contracts (United States)	1,307	9/2026	270,058,875	320,224
CBOT 5Y US Treasury Notes Contracts (United States)	1,711	9/2026	183,544,852	732,252
CBOT US Treasury Ultra Bond Contracts (United States)	124	9/2026	14,205,750	220,667
TOTAL LONG				1,351,167

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	42,954	(46,913)	(3,959)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	42,156	(57,541)	(15,385)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	370,000	67,816	(94,276)	(26,460)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	18,329	(27,479)	(9,150)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	14,663	(21,753)	(7,090)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	200,000	36,658	(50,282)	(13,624)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	20,162	(26,798)	(6,636)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	18,329	(16,032)	2,297
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	45,822	(42,118)	3,704
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	90,878	(38,076)	52,802
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	30,293	(12,943)	17,350
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,146	(14,490)	656
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	60,585	(57,232)	3,353
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	45,439	(42,097)	3,342
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	10,242	(10,647)	(405)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	23,869	(28,660)	(4,791)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	63,652	(60,398)	3,254
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	600,000	47,739	(52,879)	(5,140)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(58,202)	(122,989)	(181,191)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(726)	(665)	(1,391)

TOTAL BUY PROTECTION							635,804	(824,268)	(188,464)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	49,784	149,059	198,843
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	9,144	28,156	37,300
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	14,717	12,358	27,075
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(10,749)	30,419	19,670
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(2,687)	4,389	1,702
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(9,853)	26,360	16,507
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	7,300,000	(65,391)	81,961	16,570
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,700,000	(24,186)	40,341	16,155
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	200,000	(44,316)	42,619	(1,697)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(22,158)	21,029	(1,129)

TOTAL SELL PROTECTION							(105,695)	436,691	330,996
TOTAL CREDIT DEFAULT SWAPS							530,109	(387,577)	142,532

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	374,549,000	3,229,719	0	3,229,719
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	3,940,000	17,705	0	17,705
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	1,850,000	(13,880)	0	(13,880)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	17,090,000	17,513	0	17,513
TOTAL INTEREST RATE SWAPS							3,251,057	0	3,251,057

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,934,132.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,731,375.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,492,360.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,118,764,239 or 18.0% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Level 3 security.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	178,183,751	2,899,172,610	2,757,411,851	10,555,526	164	250	319,944,924	319,880,948	0.5%
Fidelity Securities Lending Cash Central Fund	-	1,757,625,018	1,757,629,119	70,471	4,101	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	160,915,244	7,689,645	-	7,689,513	-	407,744	169,012,633	1,885,670	62.0%
Total	339,098,995	4,664,487,273	4,515,040,970	18,315,510	4,265	407,994	488,957,557

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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